UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by2017 a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.4%
	Academic Loan Funding Trust,
344	Series 2012-1A, Class A1, VAR, 1.824%, 12/27/22 (e)	345
1,316	Series 2013-1A, Class A, VAR, 1.782%, 12/26/44 (e)	1,306
367	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	380
4,196	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	4,182
109	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	109
	American Airlines Pass-Through Trust,
168	Series 2011-1, Class A, 5.250%, 01/31/21	180
524	Series 2013-2, Class A, 4.950%, 01/15/23	560
283	Series 2016-2, Class A, 3.650%, 06/15/28	282
565	Series 2017-1, Class AA, 3.650%, 02/15/29	575
	American Credit Acceptance Receivables Trust,
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,252
870	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	874
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,625
1,480	Series 2017-1, Class C, 2.880%, 03/13/23 (e)	1,482
	American Homes 4 Rent,
4,089	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,240
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,368
	American Homes 4 Rent Trust,
3,826	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	4,029
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,152
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	945
2,870	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,015
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	529
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,677
999	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/08/20	1,001
	AmeriCredit Automobile Receivables Trust,
1,370	Series 2016-2, Class A2A, 1.420%, 10/08/19	1,370
513	Series 2016-2, Class A3, 1.600%, 11/09/20	513
794	Series 2016-3, Class A3, 1.460%, 05/10/21	792
10,700	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	10,700
712	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	712
	B2R Mortgage Trust,
1,562	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,554
2,893	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,937
693	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	683
	BCC Funding Corp. X,
1,327	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	1,326
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	548
203	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	199
426	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	422
880	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	888
1,804	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.220%, 08/01/57 (e)	1,805
5,095	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	5,095
	CarFinance Capital Auto Trust,
208	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	209
413	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	413
1,288	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	618
335	CarMax Auto Owner Trust, Series 2013-4, Class A4, 1.280%, 05/15/19	334

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
813	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	831
	Citi Held For Asset Issuance,
793	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	794
1,522	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	1,538
1,653	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	1,673
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,075
128	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.404%, 12/25/33	127
2,820	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	2,798
4,795	Colony American Homes, Series 2014-2A, Class A, VAR, 1.727%, 07/17/31 (e)	4,787
	Continental Airlines Pass-Through Trust,
104	Series 1999-2, Class A-1, 7.256%, 03/15/20	111
368	Series 2007-1, Class A, 5.983%, 04/19/22	405
	CPS Auto Receivables Trust,
350	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	350
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	714
411	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	410
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	228
1,975	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,977
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,570
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,407
1,049	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	1,051
677	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	678
1,400	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	1,414
	Credit Acceptance Auto Loan Trust,
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,036
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	587
1,564	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	1,572
686	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	694
574	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	581
957	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,105
196	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.891%, 10/25/34	188
	Delta Air Lines Pass-Through Trust,
269	Series 2010-2, Class A, 4.950%, 05/23/19	280
119	Series 2011-1, Class A, 5.300%, 04/15/19	125
306	Series 2012-1, Class A, 4.750%, 05/07/20	321
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,496
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,933
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,078
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,369
1,572	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,578
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,579
477	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	479
3,101	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	3,175
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,848
220	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	220
467	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	467
932	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	931
1,609	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	1,622
2,244	Series 2017-2A, Class C, 3.030%, 01/17/23 (e)	2,249
783	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	783
	Exeter Automobile Receivables Trust,
341	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	342

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
14	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	14
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,134
321	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	321
630	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	630
1,079	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	1,080
1,171	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	1,178
109	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	109
	First Investors Auto Owner Trust,
441	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	441
391	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	391
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	382
	FirstKey Lending Trust,
6,400	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,408
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,259
	Flagship Credit Auto Trust,
187	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	187
218	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	218
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	898
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	445
584	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	584
2,461	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	2,466
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	769
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	780
3,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	3,237
1,702	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,705
165	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	140
195	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	192
	GLS Auto Receivables Trust,
1,326	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,326
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,449
2,445	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	2,447
1,200	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	1,242
538	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	539
	GO Financial Auto Securitization Trust,
731	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	728
285	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	285
1,036	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,041
891	Goodgreen Trust, Series 2017-1A, Class A, 3.740%, 10/15/52 (e)	905
1,609	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	1,600
	HERO Funding Trust,
1,693	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	1,659
3,282	Series 2017-1A, Class A2, 4.460%, 09/20/47 (e)	3,373
467	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 (e)	469
111	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 1.182%, 03/25/36	104
50	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.770%, 03/19/18	50
174	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	173
	Hyundai Auto Receivables Trust,
698	Series 2015-B, Class A3, 1.120%, 11/15/19	697
960	Series 2016-A, Class A3, 1.560%, 09/15/20	960
	Kabbage Asset Securitization LLC,
8,515	Series 2017-1, Class A, 4.571%, 03/15/22 (e)	8,717
2,525	Series 2017-1, Class B, 5.794%, 03/15/22 (e)	2,567
	KGS-Alpha SBA COOF Trust,
8,581	Series 2012-2, Class A, IO, VAR, 0.927%, 08/25/38 (e)	177

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,896	Series 2013-2, Class A, IO, VAR, 1.820%, 03/25/39 (e)	287
837	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	842
2,894	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	2,951
155	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 1.224%, 01/25/36	154
	LV Tower 52 Issuer,
6,741	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	6,710
2,466	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	2,364
2,130	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	2,147
	Marlette Funding Trust,
2,003	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	2,010
4,451	Series 2017-1A, Class A, 2.827%, 03/15/24 (e)	4,466
842	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	877
2,422	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	2,444
	Nationstar HECM Loan Trust,
45	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	45
603	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	603
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,121
380	Series 2017-1A, Class M1, 2.942%, 05/25/27 (e)	381
345	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.208%, 12/07/20	345
622	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.167%, 11/25/33	627
2,565	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	2,553
	Nissan Auto Receivables Owner Trust,
331	Series 2014-B, Class A3, 1.110%, 05/15/19	331
857	Series 2016-B, Class A3, 1.320%, 01/15/21	854
	NRPL Trust,
2,228	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,218
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,519
5,937	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	5,942
1,200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	1,183
	Ocwen Master Advance Receivables Trust,
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,936
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	651
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	483
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,502
1,400	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	1,396
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	2,175
1,174	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,180
	OneMain Financial Issuance Trust,
431	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	431
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	403
1,175	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,177
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,490
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,649
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	559
9,037	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,052
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,902
2,755	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	2,826
1,800	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	1,850
4,075	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	4,146
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,538

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,662
140	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	139
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,610
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	729
	Progress Residential Trust,
3,924	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,939
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	2,011
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,571
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,241
5,238	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,309
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	304
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,258
2,192	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.560%, 06/15/23 (e)	2,203
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	4,014
991	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,002
2,406	Series 2016-A, VAR, 4.540%, 02/27/19	2,406
151	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.324%, 03/25/36	150
821	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	821
3,900	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.500%, 10/25/21 (e)	3,900
289	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	135
1,286	Renew Financial Group LLC, (Cayman Islands), Series 2017-1A, Class A, 3.670%, 09/20/52 (e)	1,301
119	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	120
255	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.442%, 01/25/36	202
186	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	186
1,753	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	1,770
3,150	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	3,172
	Springleaf Funding Trust,
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,883
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,095
2,040	Series 2016-AA, Class B, 3.800%, 11/15/29 (e)	2,077
1,623	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	1,610
784	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	782
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.862%, 10/15/18 (e)	4,248
2,870	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.090%, 05/15/20 (e)	2,873
	Tricon American Homes Trust,
861	Series 2015-SFR1, Class A, VAR, 2.251%, 05/17/32 (e)	860
1,824	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	1,808
1,045	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.450%, 07/07/28	1,050
	US Residential Opportunity Fund III Trust,
1,992	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	2,008
2,498	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	2,486
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	249
3,655	VM DEBT LLC, Series 2017-1, Class A, 6.500%, 10/02/24 (e)	3,655
178	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	178
2,858	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	2,869
1,985	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	1,990

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,526	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	1,526
1,523	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.500%, 03/25/47 (e)	1,525
3,184	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	3,183
320	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	320
	VOLT XIX LLC,
416	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	417
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	400
1,442	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,454
	VOLT XXII LLC,
799	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	802
665	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	665
950	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	954
5,268	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,278
1,378	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,383
725	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	730
2,278	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	2,285
	Westgate Resorts LLC,
279	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	280
1,685	Series 2017-1A, Class A, 3.050%, 12/20/30 (e)	1,690
	Westlake Automobile Receivables Trust,
941	Series 2017-1A, Class C, 2.700%, 10/17/22 (e)	945
947	Series 2017-1A, Class D, 3.460%, 10/17/22 (e)	953
334	World Omni Auto Receivables Trust, Series 2013-B, Class A4, 1.320%, 01/15/20	334

	Total Asset-Backed Securities (Cost $365,244)	367,598

Collateralized Mortgage Obligations — 14.6%
2,499	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,502
1,488	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,485
	Alternative Loan Trust,
8,921	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,891
1,110	Series 2005-1CB, Class 1A6, IF, IO, 6.118%, 03/25/35	219
2,947	Series 2005-20CB, Class 3A8, IF, IO, 3.726%, 07/25/35	391
5,556	Series 2005-22T1, Class A2, IF, IO, 4.088%, 06/25/35	793
2,902	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	2,677
108	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	86
4,201	Series 2005-37T1, Class A2, IF, IO, 4.068%, 09/25/35	621
2,310	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,130
5,815	Series 2005-54CB, Class 1A2, IF, IO, 3.826%, 11/25/35	656
1,325	Series 2005-57CB, Class 3A2, IF, IO, 4.076%, 12/25/35	178
962	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	944
1,938	Series 2005-J1, Class 1A4, IF, IO, 4.118%, 02/25/35	75
1,502	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,272
	Angel Oak Mortgage Trust LLC,
675	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	676
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	532
	ASG Resecuritization Trust,
634	Series 2009-3, Class A65, VAR, 2.736%, 03/26/37 (e)	634
76	Series 2010-2, Class A60, VAR, 2.497%, 01/28/37	76
240	Series 2011-1, Class 3A50, VAR, 3.402%, 11/28/35 (e)	238
	Banc of America Alternative Loan Trust,
46	Series 2004-6, Class 15PO, PO, 07/25/19	44
846	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	788

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,050	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	450
534	Series 2006-4, Class 1A4, 6.000%, 05/25/46	390
	Banc of America Funding Trust,
211	Series 2004-1, Class PO, PO, 03/25/34	173
107	Series 2004-2, Class 30PO, PO, 09/20/34	95
162	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	161
412	Series 2005-6, Class 2A7, 5.500%, 10/25/35	398
237	Series 2005-7, Class 30PO, PO, 11/25/35	187
144	Series 2005-8, Class 30PO, PO, 01/25/36	110
613	Series 2005-E, Class 4A1, VAR, 3.116%, 03/20/35	619
365	Series 2006-A, Class 3A2, VAR, 3.429%, 02/20/36	319
	Banc of America Mortgage Trust,
167	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	—	(h)
25	Series 2004-4, Class APO, PO, 05/25/34	21
435	Series 2004-5, Class 2A2, 5.500%, 06/25/34	439
126	Series 2004-A, Class 2A2, VAR, 3.591%, 02/25/34	125
475	Series 2004-J, Class 3A1, VAR, 3.659%, 11/25/34	469
351	Series 2005-10, Class 1A6, 5.500%, 11/25/35	343
	BCAP LLC Trust,
167	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	170
12	Series 2010-RR7, Class 1A5, VAR, 3.239%, 04/26/35 (e)	13
1,134	Series 2010-RR7, Class 2A1, VAR, 3.093%, 07/26/45 (e)	1,123
45	Series 2010-RR8, Class 3A4, VAR, 3.334%, 05/26/35 (e)	45
103	Series 2010-RR12, Class 2A5, VAR, 3.281%, 01/26/36 (e)	103
47	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	47
244	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	244
42	Series 2012-RR3, Class 2A5, VAR, 2.512%, 05/26/37 (e)	42
	Bear Stearns ARM Trust,
137	Series 2003-7, Class 3A, VAR, 3.008%, 10/25/33	135
482	Series 2004-1, Class 12A1, VAR, 3.581%, 04/25/34	478
81	Series 2004-2, Class 14A, VAR, 3.712%, 05/25/34	81
884	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	897
2,080	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	2,073
	CHL Mortgage Pass-Through Trust,
279	Series 2004-7, Class 2A1, VAR, 3.370%, 06/25/34	275
62	Series 2004-8, Class 2A1, 4.500%, 06/25/19	63
101	Series 2004-HYB1, Class 2A, VAR, 3.252%, 05/20/34	96
476	Series 2004-HYB3, Class 2A, VAR, 3.247%, 06/20/34	457
376	Series 2004-HYB6, Class A3, VAR, 3.126%, 11/20/34	372
57	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	57
649	Series 2005-16, Class A23, 5.500%, 09/25/35	612
1,961	Series 2005-22, Class 2A1, VAR, 3.219%, 11/25/35	1,685
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
90	Series 2005-5, Class APO, PO, 08/25/35	80
96	Series 2005-8, Class APO, PO, 11/25/35	79
	Citigroup Global Markets Mortgage Securities VII, Inc.,
147	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	146
3	Series 2003-UP2, Class PO1, PO, 12/25/18	3
	Citigroup Mortgage Loan Trust,
109	Series 2008-AR4, Class 1A1A, VAR, 3.578%, 11/25/38 (e)	109
184	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	188
478	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	471
	Citigroup Mortgage Loan Trust, Inc.,
102	Series 2003-1, Class 2A5, 5.250%, 10/25/33	104
53	Series 2003-1, Class 2A6, PO, 10/25/33	48

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
48		Series 2003-1, Class PO2, PO, 10/25/33	40
43		Series 2003-1, Class PO3, PO, 09/25/33	39
30		Series 2003-UP3, Class A3, 7.000%, 09/25/33	31
56		Series 2003-UST1, Class A1, 5.500%, 12/25/18	57
18		Series 2003-UST1, Class PO1, PO, 12/25/18	17
5		Series 2003-UST1, Class PO3, PO, 12/25/18	5
111		Series 2004-UST1, Class A6, VAR, 3.034%, 08/25/34	107
287		Series 2005-1, Class 2A1A, VAR, 3.088%, 02/25/35	216
316		Series 2005-2, Class 2A11, 5.500%, 05/25/35	323
366		Series 2005-5, Class 1A2, VAR, 3.852%, 08/25/35	296
1,079		Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	116
		Credit Suisse First Boston Mortgage Securities Corp.,
443		Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	450
12		Series 2003-17, Class 2A1, 5.000%, 07/25/18	12
163		Series 2003-21, Class 1A4, 5.250%, 09/25/33	167
262		Series 2003-25, Class 1P, PO, 10/25/33	232
6		Series 2004-5, Class 5P, PO, 08/25/19	6
2,491		Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,527
2,772		Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,771
		CSMC,
1,694		Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	1,687
31		Series 2011-16R, Class 7A3, VAR, 3.205%, 12/27/36 (e)	32
22		Series 2011-6R, Class 3A1, VAR, 3.271%, 07/28/36 (e)	22
97		FHLMC - GNMA, Series 8, Class ZA, 7.000%, 03/25/23	105
		FHLMC REMIC,
1		Series 22, Class C, 9.500%, 04/15/20	1
3		Series 23, Class F, 9.600%, 04/15/20	3
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,691.811%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	2
–	(h)	Series 1079, Class S, HB, IF, 30.619%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.944%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 41.120%, 05/15/21	1
4		Series 1116, Class I, 5.500%, 08/15/21	4
6		Series 1144, Class KB, 8.500%, 09/15/21	6
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	1
4		Series 1250, Class J, 7.000%, 05/15/22	4
9		Series 1343, Class LA, 8.000%, 08/15/22	10
11		Series 1343, Class LB, 7.500%, 08/15/22	13
19		Series 1370, Class JA, VAR, 2.139%, 09/15/22	20
18		Series 1455, Class WB, IF, 4.178%, 12/15/22	19
95		Series 1466, Class PZ, 7.500%, 02/15/23	106
2		Series 1470, Class F, VAR, 1.591%, 02/15/23	2
99		Series 1498, Class I, VAR, 2.144%, 04/15/23	101
153		Series 1502, Class PX, 7.000%, 04/15/23	168
16		Series 1505, Class Q, 7.000%, 05/15/23	18
39		Series 1518, Class G, IF, 7.985%, 05/15/23	44
13		Series 1541, Class M, HB, IF, 25.151%, 07/15/23	19
36		Series 1541, Class O, VAR, 1.630%, 07/15/23	36
4		Series 1570, Class F, VAR, 2.091%, 08/15/23	4
129		Series 1573, Class PZ, 7.000%, 09/15/23	141
79		Series 1591, Class PV, 6.250%, 10/15/23	86
27		Series 1602, Class SA, IF, 19.518%, 10/15/23	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
351	Series 1608, Class L, 6.500%, 09/15/23	390
242	Series 1638, Class H, 6.500%, 12/15/23	262
172	Series 1642, Class PJ, 6.000%, 11/15/23	185
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	19
8	Series 1686, Class SH, IF, 17.185%, 02/15/24	11
58	Series 1695, Class EB, 7.000%, 03/15/24	64
11	Series 1699, Class FC, VAR, 1.594%, 03/15/24	11
57	Series 1700, Class GA, PO, 02/15/24	55
154	Series 1706, Class K, 7.000%, 03/15/24	169
5	Series 1709, Class FA, VAR, 1.570%, 03/15/24	5
23	Series 1745, Class D, 7.500%, 08/15/24	26
334	Series 1760, Class ZD, VAR, 1.960%, 02/15/24	335
122	Series 1798, Class F, 5.000%, 05/15/23	129
2	Series 1807, Class G, 9.000%, 10/15/20	2
29	Series 1829, Class ZB, 6.500%, 03/15/26	32
30	Series 1863, Class Z, 6.500%, 07/15/26	34
39	Series 1865, Class D, PO, 02/15/24	35
29	Series 1890, Class H, 7.500%, 09/15/26	33
95	Series 1899, Class ZE, 8.000%, 09/15/26	111
5	Series 1935, Class FL, VAR, 1.694%, 02/15/27	5
69	Series 1963, Class Z, 7.500%, 01/15/27	80
8	Series 1970, Class PG, 7.250%, 07/15/27	9
118	Series 1981, Class Z, 6.000%, 05/15/27	129
45	Series 1987, Class PE, 7.500%, 09/15/27	52
99	Series 2019, Class Z, 6.500%, 12/15/27	111
28	Series 2033, Class SN, HB, IF, 28.812%, 03/15/24	11
83	Series 2038, Class PN, IO, 7.000%, 03/15/28	16
182	Series 2040, Class PE, 7.500%, 03/15/28	212
24	Series 2043, Class CJ, 6.500%, 04/15/28	27
119	Series 2054, Class PV, 7.500%, 05/15/28	137
228	Series 2075, Class PH, 6.500%, 08/15/28	250
256	Series 2075, Class PM, 6.250%, 08/15/28	283
66	Series 2086, Class GB, 6.000%, 09/15/28	74
109	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
303	Series 2095, Class PE, 6.000%, 11/15/28	345
104	Series 2125, Class JZ, 6.000%, 02/15/29	116
24	Series 2132, Class SB, HB, IF, 25.998%, 03/15/29	40
6	Series 2134, Class PI, IO, 6.500%, 03/15/19	—	(h)
129	Series 2136, Class PG, 6.000%, 03/15/29	148
38	Series 2141, Class IO, IO, 7.000%, 04/15/29	5
39	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
383	Series 2169, Class TB, 7.000%, 06/15/29	438
225	Series 2172, Class QC, 7.000%, 07/15/29	261
195	Series 2176, Class OJ, 7.000%, 08/15/29	224
107	Series 2201, Class C, 8.000%, 11/15/29	123
102	Series 2209, Class TC, 8.000%, 01/15/30	121
181	Series 2210, Class Z, 8.000%, 01/15/30	217
35	Series 2224, Class CB, 8.000%, 03/15/30	41
99	Series 2230, Class Z, 8.000%, 04/15/30	118
70	Series 2234, Class PZ, 7.500%, 05/15/30	83
73	Series 2247, Class Z, 7.500%, 08/15/30	87
110	Series 2256, Class MC, 7.250%, 09/15/30	130
156	Series 2259, Class ZM, 7.000%, 10/15/30	182
5	Series 2261, Class ZY, 7.500%, 10/15/30	6
22	Series 2262, Class Z, 7.500%, 10/15/30	26

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
176	Series 2271, Class PC, 7.250%, 12/15/30	205
149	Series 2283, Class K, 6.500%, 12/15/23	162
94	Series 2296, Class PD, 7.000%, 03/15/31	109
25	Series 2306, Class K, PO, 05/15/24	24
60	Series 2306, Class SE, IF, IO, 8.370%, 05/15/24	11
113	Series 2313, Class LA, 6.500%, 05/15/31	130
143	Series 2325, Class PM, 7.000%, 06/15/31	166
952	Series 2344, Class ZD, 6.500%, 08/15/31	1,110
78	Series 2344, Class ZJ, 6.500%, 08/15/31	87
73	Series 2345, Class NE, 6.500%, 08/15/31	82
72	Series 2351, Class PZ, 6.500%, 08/15/31	80
556	Series 2353, Class AZ, 6.000%, 09/15/31	635
297	Series 2359, Class ZB, 8.500%, 06/15/31	347
156	Series 2367, Class ME, 6.500%, 10/15/31	174
349	Series 2396, Class FM, VAR, 1.444%, 12/15/31	350
175	Series 2399, Class OH, 6.500%, 01/15/32	194
260	Series 2399, Class TH, 6.500%, 01/15/32	287
264	Series 2410, Class NG, 6.500%, 02/15/32	296
93	Series 2410, Class OE, 6.375%, 02/15/32	103
174	Series 2410, Class QS, IF, 16.928%, 02/15/32	264
99	Series 2410, Class QX, IF, IO, 7.661%, 02/15/32	26
207	Series 2412, Class SP, IF, 14.122%, 02/15/32	265
289	Series 2420, Class XK, 6.500%, 02/15/32	321
261	Series 2423, Class MC, 7.000%, 03/15/32	303
236	Series 2423, Class MT, 7.000%, 03/15/32	275
466	Series 2430, Class WF, 6.500%, 03/15/32	531
271	Series 2434, Class TC, 7.000%, 04/15/32	313
300	Series 2435, Class CJ, 6.500%, 04/15/32	337
207	Series 2436, Class MC, 7.000%, 04/15/32	236
173	Series 2444, Class ES, IF, IO, 6.961%, 03/15/32	42
128	Series 2450, Class GZ, 7.000%, 05/15/32	151
139	Series 2450, Class SW, IF, IO, 7.011%, 03/15/32	31
597	Series 2455, Class GK, 6.500%, 05/15/32	673
208	Series 2462, Class JG, 6.500%, 06/15/32	240
438	Series 2464, Class SI, IF, IO, 7.006%, 02/15/32	92
391	Series 2466, Class PH, 6.500%, 06/15/32	438
208	Series 2474, Class NR, 6.500%, 07/15/32	232
260	Series 2484, Class LZ, 6.500%, 07/15/32	293
280	Series 2500, Class MC, 6.000%, 09/15/32	317
1	Series 2503, Class BH, 5.500%, 09/15/17	1
11	Series 2508, Class AQ, 5.500%, 10/15/17	11
217	Series 2512, Class PG, 5.500%, 10/15/22	236
117	Series 2535, Class BK, 5.500%, 12/15/22	124
27	Series 2537, Class TE, 5.500%, 12/15/17	27
461	Series 2543, Class YX, 6.000%, 12/15/32	518
463	Series 2544, Class HC, 6.000%, 12/15/32	529
548	Series 2552, Class ME, 6.000%, 01/15/33	627
477	Series 2567, Class QD, 6.000%, 02/15/33	545
293	Series 2568, Class KG, 5.500%, 02/15/23	314
56	Series 2571, Class SK, HB, IF, 30.211%, 09/15/23	87
1,256	Series 2575, Class ME, 6.000%, 02/15/33	1,419
163	Series 2586, Class WI, IO, 6.500%, 03/15/33	31
78	Series 2587, Class WX, 5.000%, 03/15/18	80
344	Series 2596, Class QG, 6.000%, 03/15/33	373

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
32	Series 2611, Class UH, 4.500%, 05/15/18	33
62	Series 2617, Class GR, 4.500%, 05/15/18	62
48	Series 2626, Class NS, IF, IO, 5.561%, 06/15/23	1
71	Series 2631, Class LC, 4.500%, 06/15/18	71
35	Series 2636, Class Z, 4.500%, 06/15/18	36
46	Series 2637, Class SA, IF, IO, 5.106%, 06/15/18	1
22	Series 2638, Class DS, IF, 7.688%, 07/15/23	24
25	Series 2650, Class PO, PO, 12/15/32	25
203	Series 2650, Class SO, PO, 12/15/32	200
56	Series 2651, Class VZ, 4.500%, 07/15/18	56
291	Series 2675, Class CK, 4.000%, 09/15/18	294
72	Series 2692, Class SC, IF, 11.308%, 07/15/33	88
86	Series 2695, Class DG, 4.000%, 10/15/18	87
745	Series 2710, Class HB, 5.500%, 11/15/23	810
464	Series 2716, Class UN, 4.500%, 12/15/23	484
98	Series 2744, Class PE, 5.500%, 02/15/34	103
26	Series 2744, Class TU, 5.500%, 05/15/32	26
186	Series 2783, Class AT, 4.000%, 04/15/19	188
502	Series 2809, Class UC, 4.000%, 06/15/19	508
37	Series 2835, Class QO, PO, 12/15/32	33
16	Series 2840, Class JO, PO, 06/15/23	15
33	Series 2922, Class JN, 4.500%, 02/15/20	33
187	Series 2934, Class EC, PO, 02/15/20	182
156	Series 2934, Class HI, IO, 5.000%, 02/15/20	8
126	Series 2934, Class KI, IO, 5.000%, 02/15/20	6
72	Series 2958, Class QD, 4.500%, 04/15/20	73
547	Series 2965, Class GD, 4.500%, 04/15/20	557
7	Series 2989, Class PO, PO, 06/15/23	7
2,736	Series 2990, Class UZ, 5.750%, 06/15/35	3,116
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,303
62	Series 3014, Class OD, PO, 08/15/35	57
944	Series 3047, Class OD, 5.500%, 10/15/35	1,082
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,454
5	Series 3068, Class AO, PO, 01/15/35	5
83	Series 3068, Class QB, 4.500%, 06/15/20	84
963	Series 3074, Class BH, 5.000%, 11/15/35	1,034
241	Series 3085, Class WF, VAR, 1.794%, 08/15/35	246
397	Series 3102, Class FB, VAR, 1.294%, 01/15/36	397
95	Series 3102, Class HS, HB, IF, 20.920%, 01/15/36	141
528	Series 3117, Class EO, PO, 02/15/36	468
306	Series 3117, Class OK, PO, 02/15/36	260
21	Series 3122, Class ZB, 6.000%, 03/15/36	32
996	Series 3131, Class BK, 5.500%, 03/15/26	1,070
85	Series 3134, Class PO, PO, 03/15/36	77
403	Series 3138, Class PO, PO, 04/15/36	357
30	Series 3149, Class SO, PO, 05/15/36	25
212	Series 3151, Class UC, 5.500%, 08/15/35	219
387	Series 3152, Class MO, PO, 03/15/36	343
92	Series 3171, Class MO, PO, 06/15/36	85
324	Series 3179, Class OA, PO, 07/15/36	292
81	Series 3194, Class SA, IF, IO, 6.106%, 07/15/36	10
361	Series 3211, Class SO, PO, 09/15/36	319
160	Series 3218, Class AO, PO, 09/15/36	128
300	Series 3219, Class DI, IO, 6.000%, 04/15/36	61
884	Series 3229, Class HE, 5.000%, 10/15/26	941
338	Series 3232, Class ST, IF, IO, 5.706%, 10/15/36	56
129	Series 3233, Class OP, PO, 05/15/36	118
219	Series 3256, Class PO, PO, 12/15/36	191
487	Series 3260, Class CS, IF, IO, 5.228%, 01/15/37	75
263	Series 3261, Class OA, PO, 01/15/37	231
91	Series 3274, Class JO, PO, 02/15/37	82
86	Series 3275, Class FL, VAR, 1.429%, 02/15/37	86
503	Series 3290, Class SB, IF, IO, 5.538%, 03/15/37	71

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
747	Series 3315, Class HZ, 6.000%, 05/15/37	780
32	Series 3318, Class AO, PO, 05/15/37	30
37	Series 3326, Class JO, PO, 06/15/37	36
258	Series 3331, Class PO, PO, 06/15/37	236
175	Series 3385, Class SN, IF, IO, 5.088%, 11/15/37	20
356	Series 3387, Class SA, IF, IO, 5.426%, 11/15/37	50
616	Series 3404, Class SC, IF, IO, 5.088%, 01/15/38	112
3,194	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	29
430	Series 3424, Class PI, IF, IO, 5.806%, 04/15/38	77
723	Series 3481, Class SJ, IF, IO, 4.856%, 08/15/38	113
488	Series 3511, Class SA, IF, IO, 5.088%, 02/15/39	78
132	Series 3549, Class FA, VAR, 2.112%, 07/15/39	135
188	Series 3607, Class BO, PO, 04/15/36	172
706	Series 3607, Class OP, PO, 07/15/37	605
358	Series 3607, Class PO, PO, 05/15/37	314
89	Series 3611, Class PO, PO, 07/15/34	78
269	Series 3621, Class BO, PO, 01/15/40	240
292	Series 3720, Class A, 4.500%, 09/15/25	312
1,000	Series 3747, Class HI, IO, 4.500%, 07/15/37	26
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,081
610	Series 3759, Class HI, IO, 4.000%, 08/15/37	25
520	Series 3760, Class GI, IO, 4.000%, 10/15/37	17
158	Series 3804, Class FN, VAR, 1.439%, 03/15/39	158
1,729	Series 3819, Class ZQ, 6.000%, 04/15/36	1,959
398	Series 3852, Class QN, IF, 5.500%, 05/15/41	420
1,331	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,467
1,311	Series 3920, Class LP, 5.000%, 01/15/34	1,437
865	Series 3925, Class FL, VAR, 1.444%, 01/15/41	863
633	Series 3957, Class B, 4.000%, 11/15/41	673
888	Series 3966, Class NA, 4.000%, 12/15/41	951
391	Series 3997, Class PF, VAR, 1.444%, 11/15/39	392
1,797	Series 4048, Class FJ, VAR, 1.383%, 07/15/37	1,798
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,983
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,527
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,572
4,034	Series 4374, Class NC, SUB, 2.750%, 02/15/46	4,196
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
649	Series 233, Class 11, IO, 5.000%, 09/15/35	115
915	Series 233, Class 13, IO, 5.000%, 09/15/35	168
84	Series 243, Class 16, IO, 4.500%, 11/15/20	3
204	Series 243, Class 17, IO, 4.500%, 12/15/20	8
6,371	Series 262, Class 35, 3.500%, 07/15/42	6,640
6,402	Series 299, Class 300, 3.000%, 01/15/43	6,447
2,021	Series 310, Class PO, PO, 09/15/43	1,661
3,989	Series 323, Class 300, 3.000%, 01/15/44	4,018
	FHLMC Structured Pass-Through Securities Certificates,
388	Series T-41, Class 3A, VAR, 5.695%, 07/25/32	425
246	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	301
1,385	Series T-54, Class 2A, 6.500%, 02/25/43	1,642
401	Series T-54, Class 3A, 7.000%, 02/25/43	472
154	Series T-58, Class APO, PO, 09/25/43	130
350	Series T-59, Class 1AP, PO, 10/25/43	288
1,416	Series T-76, Class 2A, VAR, 1.845%, 10/25/37	1,454
	FHLMC, Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.151%, 11/25/25	3,705
872	Series KJ02, Class A2, 2.597%, 09/25/20	891
2,759	Series KJ09, Class A2, 2.838%, 09/25/22	2,846

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,500		Series KPLB, Class A, 2.770%, 05/25/25	5,577
1,000		Series KS01, Class A2, 2.522%, 01/25/23	1,016
		First Horizon Alternative Mortgage Securities Trust,
581		Series 2004-AA4, Class A1, VAR, 3.067%, 10/25/34	572
894		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	771
1,732		Series 2007-FA4, Class 1A2, IF, IO, 4.668%, 08/25/37	350
		First Horizon Mortgage Pass-Through Trust,
311		Series 2004-AR2, Class 2A1, VAR, 3.243%, 05/25/34	309
616		Series 2005-AR1, Class 2A2, VAR, 3.178%, 04/25/35	623
		FNMA Grantor Trust,
690		Series 2002-T19, Class A2, 7.000%, 07/25/42	797
479		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	564
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	—	(h)
3		Series 1989-70, Class G, 8.000%, 10/25/19	3
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
3		Series 1990-1, Class D, 8.800%, 01/25/20	3
–	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
7		Series 1990-102, Class J, 6.500%, 08/25/20	7
6		Series 1990-120, Class H, 9.000%, 10/25/20	7
1		Series 1990-134, Class SC, HB, IF, 20.127%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
3		Series 1991-24, Class Z, 5.000%, 03/25/21	3
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
19		Series 1992-136, Class PK, 6.000%, 08/25/22	20
12		Series 1992-143, Class MA, 5.500%, 09/25/22	12
43		Series 1992-163, Class M, 7.750%, 09/25/22	47
68		Series 1992-188, Class PZ, 7.500%, 10/25/22	75
28		Series 1993-21, Class KA, 7.700%, 03/25/23	31
46		Series 1993-25, Class J, 7.500%, 03/25/23	51
11		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	15
16		Series 1993-62, Class SA, IF, 19.154%, 04/25/23	21
9		Series 1993-165, Class SD, IF, 13.620%, 09/25/23	11
20		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	22
14		Series 1993-179, Class SB, HB, IF, 27.164%, 10/25/23	20
9		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	11
25		Series 1993-205, Class H, PO, 09/25/23	24
43		Series 1993-225, Class UB, 6.500%, 12/25/23	47
14		Series 1993-230, Class FA, VAR, 1.582%, 12/25/23	15
35		Series 1993-247, Class FE, VAR, 1.982%, 12/25/23	35
16		Series 1993-247, Class SU, IF, 12.359%, 12/25/23	20
142		Series 1994-37, Class L, 6.500%, 03/25/24	155
776		Series 1994-40, Class Z, 6.500%, 03/25/24	851
35		Series 1995-2, Class Z, 8.500%, 01/25/25	41
172		Series 1995-19, Class Z, 6.500%, 11/25/23	191
154		Series 1996-14, Class SE, IF, IO, 8.330%, 08/25/23	27
13		Series 1996-59, Class J, 6.500%, 08/25/22	14
111		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
13		Series 1997-27, Class J, 7.500%, 04/18/27	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
28		Series 1997-29, Class J, 7.500%, 04/20/27	32
197		Series 1997-39, Class PD, 7.500%, 05/20/27	229
16		Series 1997-42, Class ZC, 6.500%, 07/18/27	17
276		Series 1997-61, Class ZC, 7.000%, 02/25/23	304
50		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
7		Series 1998-4, Class C, PO, 04/25/23	7
76		Series 1998-36, Class ZB, 6.000%, 07/18/28	86
52		Series 1998-43, Class SA, IF, IO, 17.540%, 04/25/23	17
84		Series 1998-66, Class SB, IF, IO, 7.168%, 12/25/28	11
57		Series 1999-17, Class C, 6.350%, 04/25/29	64
219		Series 1999-18, Class Z, 5.500%, 04/18/29	241
12		Series 1999-38, Class SK, IF, IO, 7.068%, 08/25/23	1
25		Series 1999-52, Class NS, HB, IF, 20.631%, 10/25/23	35
84		Series 1999-62, Class PB, 7.500%, 12/18/29	97
269		Series 2000-2, Class ZE, 7.500%, 02/25/30	313
167		Series 2000-20, Class SA, IF, IO, 8.118%, 07/25/30	31
21		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
57		Series 2001-4, Class PC, 7.000%, 03/25/21	60
65		Series 2001-7, Class PF, 7.000%, 03/25/31	76
166		Series 2001-30, Class PM, 7.000%, 07/25/31	194
180		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	40
162		Series 2001-36, Class DE, 7.000%, 08/25/31	186
435		Series 2001-44, Class MY, 7.000%, 09/25/31	509
53		Series 2001-44, Class PD, 7.000%, 09/25/31	62
71		Series 2001-44, Class PU, 7.000%, 09/25/31	82
414		Series 2001-48, Class Z, 6.500%, 09/25/21	445
44		Series 2001-49, Class Z, 6.500%, 09/25/31	50
57		Series 2001-52, Class KB, 6.500%, 10/25/31	63
552		Series 2001-61, Class Z, 7.000%, 11/25/31	647
17		Series 2001-72, Class SX, IF, 15.180%, 12/25/31	22
39		Series 2002-1, Class HC, 6.500%, 02/25/22	42
42		Series 2002-1, Class SA, HB, IF, 21.997%, 02/25/32	69
35		Series 2002-1, Class UD, HB, IF, 21.064%, 12/25/23	49
613		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	36
8		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	11
17		Series 2002-21, Class LO, PO, 04/25/32	15
171		Series 2002-21, Class PE, 6.500%, 04/25/32	194
428		Series 2002-28, Class PK, 6.500%, 05/25/32	475
104		Series 2002-37, Class Z, 6.500%, 06/25/32	117
1		Series 2002-42, Class C, 6.000%, 07/25/17	1
597		Series 2002-48, Class GH, 6.500%, 08/25/32	680
9		Series 2002-62, Class ZE, 5.500%, 11/25/17	9
5		Series 2002-63, Class KC, 5.000%, 10/25/17	5
93		Series 2002-77, Class S, IF, 12.684%, 12/25/32	112
301		Series 2002-83, Class CS, 6.881%, 08/25/23	327
–	(h)	Series 2002-94, Class BK, 5.500%, 01/25/18	—	(h)
34		Series 2003-3, Class HJ, 5.000%, 02/25/18	34
1,843		Series 2003-22, Class UD, 4.000%, 04/25/33	1,957
604		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	154
366		Series 2003-34, Class AX, 6.000%, 05/25/33	418
1,419		Series 2003-34, Class ED, 6.000%, 05/25/33	1,548
23		Series 2003-35, Class UC, 3.750%, 05/25/33	24
76		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	17
578		Series 2003-39, Class LW, 5.500%, 05/25/23	622

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
327		Series 2003-41, Class PE, 5.500%, 05/25/23	346
111		Series 2003-42, Class GB, 4.000%, 05/25/33	117
265		Series 2003-47, Class PE, 5.750%, 06/25/33	299
97		Series 2003-52, Class SX, HB, IF, 20.005%, 10/25/31	135
75		Series 2003-64, Class SX, IF, 11.293%, 07/25/33	93
435		Series 2003-71, Class DS, IF, 6.157%, 08/25/33	474
607		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	112
61		Series 2003-74, Class SH, IF, 8.403%, 08/25/33	72
49		Series 2003-76, Class GQ, 4.500%, 08/25/18	49
–	(h)	Series 2003-80, Class SY, IF, IO, 6.668%, 06/25/23	—	(h)
92		Series 2003-81, Class LC, 4.500%, 09/25/18	93
351		Series 2003-83, Class PG, 5.000%, 06/25/23	358
136		Series 2003-91, Class SD, IF, 10.864%, 09/25/33	161
872		Series 2003-116, Class SB, IF, IO, 6.618%, 11/25/33	180
55		Series 2003-128, Class NG, 4.000%, 01/25/19	55
37		Series 2003-130, Class SX, IF, 10.047%, 01/25/34	44
62		Series 2003-132, Class OA, PO, 08/25/33	58
761		Series 2004-4, Class QI, IF, IO, 6.118%, 06/25/33	61
72		Series 2004-4, Class QM, IF, 12.237%, 06/25/33	82
227		Series 2004-10, Class SC, HB, IF, 24.673%, 02/25/34	256
149		Series 2004-25, Class PC, 5.500%, 01/25/34	152
514		Series 2004-25, Class SA, IF, 16.825%, 04/25/34	714
441		Series 2004-27, Class HB, 4.000%, 05/25/19	447
103		Series 2004-36, Class PC, 5.500%, 02/25/34	106
810		Series 2004-36, Class SA, IF, 16.825%, 05/25/34	1,199
166		Series 2004-36, Class SN, IF, 12.237%, 07/25/33	178
324		Series 2004-46, Class QB, HB, IF, 20.073%, 05/25/34	472
962		Series 2004-46, Class SK, IF, 13.800%, 05/25/34	1,211
150		Series 2004-51, Class SY, IF, 12.277%, 07/25/34	193
156		Series 2004-53, Class NC, 5.500%, 07/25/24	167
211		Series 2004-59, Class BG, PO, 12/25/32	193
68		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	79
38		Series 2004-76, Class CL, 4.000%, 10/25/19	39
223		Series 2004-79, Class SP, IF, 17.100%, 11/25/34	263
20		Series 2005-52, Class PA, 6.500%, 06/25/35	20
872		Series 2005-56, Class S, IF, IO, 5.728%, 07/25/35	141
215		Series 2005-66, Class SG, IF, 14.921%, 07/25/35	292
255		Series 2005-68, Class BC, 5.250%, 06/25/35	264
847		Series 2005-68, Class PG, 5.500%, 08/25/35	941
345		Series 2005-68, Class UC, 5.000%, 06/25/35	356
358		Series 2005-74, Class CS, IF, 17.320%, 05/25/35	471
2,806		Series 2005-84, Class XM, 5.750%, 10/25/35	3,119
1,099		Series 2005-109, Class PC, 6.000%, 12/25/35	1,218
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,953
493		Series 2005-110, Class MN, 5.500%, 06/25/35	504
51		Series 2006-15, Class OT, PO, 01/25/36	49
294		Series 2006-16, Class OA, PO, 03/25/36	263
430		Series 2006-22, Class AO, PO, 04/25/36	377
111		Series 2006-23, Class KO, PO, 04/25/36	100
977		Series 2006-39, Class WC, 5.500%, 01/25/36	1,066
596		Series 2006-44, Class GO, PO, 06/25/36	543
1,403		Series 2006-44, Class P, PO, 12/25/33	1,287
879		Series 2006-46, Class UC, 5.500%, 12/25/35	940
886		Series 2006-53, Class US, IF, IO, 5.598%, 06/25/36	138

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
852	Series 2006-56, Class FC, VAR, 1.272%, 07/25/36	850
480	Series 2006-56, Class PO, PO, 07/25/36	437
521	Series 2006-58, Class AP, PO, 07/25/36	481
66	Series 2006-58, Class FL, VAR, 1.442%, 07/25/36	66
265	Series 2006-58, Class PO, PO, 07/25/36	244
104	Series 2006-59, Class QO, PO, 01/25/33	103
4,059	Series 2006-60, Class DZ, 6.500%, 07/25/36	5,020
401	Series 2006-65, Class QO, PO, 07/25/36	357
81	Series 2006-72, Class TO, PO, 08/25/36	75
1,504	Series 2006-77, Class PC, 6.500%, 08/25/36	1,707
329	Series 2006-79, Class DO, PO, 08/25/36	299
278	Series 2006-90, Class AO, PO, 09/25/36	255
120	Series 2006-109, Class PO, PO, 11/25/36	110
755	Series 2006-110, Class PO, PO, 11/25/36	677
80	Series 2006-111, Class EO, PO, 11/25/36	73
508	Series 2006-118, Class A2, VAR, 1.042%, 12/25/36	499
78	Series 2006-119, Class PO, PO, 12/25/36	72
969	Series 2006-124, Class HB, VAR, 3.133%, 11/25/36	1,031
516	Series 2006-128, Class BP, 5.500%, 01/25/37	547
486	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	78
785	Series 2007-7, Class SG, IF, IO, 5.518%, 08/25/36	212
1,122	Series 2007-14, Class ES, IF, IO, 5.458%, 03/25/37	206
98	Series 2007-15, Class NO, PO, 03/25/22	94
243	Series 2007-16, Class FC, VAR, 1.774%, 03/25/37	248
101	Series 2007-42, Class AO, PO, 05/25/37	93
185	Series 2007-48, Class PO, PO, 05/25/37	168
492	Series 2007-54, Class FA, VAR, 1.424%, 06/25/37	492
3,095	Series 2007-60, Class AX, IF, IO, 6.126%, 07/25/37	686
116	Series 2007-77, Class FG, VAR, 1.482%, 03/25/37	116
727	Series 2007-81, Class GE, 6.000%, 08/25/37	789
1,981	Series 2007-88, Class VI, IF, IO, 5.516%, 09/25/37	415
1,531	Series 2007-91, Class ES, IF, IO, 5.478%, 10/25/37	271
1,023	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	128
921	Series 2007-101, Class A2, VAR, 1.232%, 06/27/36	903
311	Series 2007-106, Class A7, VAR, 6.182%, 10/25/37	347
1,478	Series 2007-116, Class HI, IO, VAR, 1.781%, 01/25/38	83
648	Series 2008-1, Class BI, IF, IO, 4.886%, 02/25/38	107
418	Series 2008-10, Class XI, IF, IO, 5.248%, 03/25/38	51
208	Series 2008-16, Class IS, IF, IO, 5.218%, 03/25/38	31
92	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	2
95	Series 2008-24, Class DY, 5.000%, 04/25/23	97
271	Series 2008-27, Class SN, IF, IO, 5.918%, 04/25/38	40
39	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	1
167	Series 2008-42, Class AO, PO, 09/25/36	157
16	Series 2008-44, Class PO, PO, 05/25/38	15
271	Series 2008-47, Class SI, IF, IO, 5.518%, 06/25/23	19
390	Series 2008-53, Class CI, IF, IO, 6.218%, 07/25/38	62
50	Series 2008-76, Class GF, VAR, 1.632%, 09/25/23	50
883	Series 2008-80, Class SA, IF, IO, 4.826%, 09/25/38	118
614	Series 2008-81, Class SB, IF, IO, 4.826%, 09/25/38	85
819	Series 2009-6, Class GS, IF, IO, 5.568%, 02/25/39	164
240	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	13
171	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	6
1,658	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	297

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
662		Series 2009-60, Class HT, 6.000%, 08/25/39	752
377		Series 2009-62, Class HJ, 6.000%, 05/25/39	415
645		Series 2009-70, Class CO, PO, 01/25/37	564
261		Series 2009-99, Class SC, IF, IO, 5.156%, 12/25/39	35
731		Series 2009-103, Class MB, VAR, 3.275%, 12/25/39	780
279		Series 2010-45, Class BD, 4.500%, 11/25/38	284
767		Series 2010-49, Class SC, IF, 10.697%, 03/25/40	929
435		Series 2010-64, Class DM, 5.000%, 06/25/40	475
563		Series 2010-71, Class HJ, 5.500%, 07/25/40	635
1,985		Series 2010-147, Class SA, IF, IO, 5.548%, 01/25/41	414
335		Series 2010-148, Class MA, 4.000%, 02/25/39	343
558		Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	610
1,963		Series 2011-30, Class LS, IO, VAR, 1.969%, 04/25/41	118
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,648
450		Series 2011-75, Class FA, VAR, 1.532%, 08/25/41	455
917		Series 2011-118, Class MT, 7.000%, 11/25/41	1,082
1,349		Series 2011-130, Class CA, 6.000%, 12/25/41	1,545
639		Series 2012-14, Class FB, VAR, 1.432%, 08/25/37	641
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	3,048
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,946
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,759
1,868		Series 2013-92, Class PO, PO, 09/25/43	1,543
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,416
2,813		Series 2013-101, Class DO, PO, 10/25/43	2,234
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,047
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,605
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	4,039
3,599		Series 2013-128, Class PO, PO, 12/25/43	2,966
–	(h)	Series G-17, Class S, HB, VAR, 975.709%, 06/25/21	—	(h)
5		Series G-28, Class S, IF, 14.118%, 09/25/21	5
9		Series G-35, Class M, 8.750%, 10/25/21	10
2		Series G-51, Class SA, HB, IF, 23.814%, 12/25/21	3
–	(h)	Series G92-27, Class SQ, HB, IF, 756.930%, 05/25/22	—	(h)
58		Series G92-35, Class E, 7.500%, 07/25/22	63
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
7		Series G92-42, Class Z, 7.000%, 07/25/22	7
5		Series G92-44, Class ZQ, 8.000%, 07/25/22	5
9		Series G92-52, Class FD, VAR, 1.002%, 09/25/22	9
54		Series G92-54, Class ZQ, 7.500%, 09/25/22	58
8		Series G92-59, Class F, VAR, 1.316%, 10/25/22	8
18		Series G92-61, Class Z, 7.000%, 10/25/22	19
14		Series G92-62, Class B, PO, 10/25/22	13
66		Series G93-1, Class KA, 7.900%, 01/25/23	73
15		Series G93-5, Class Z, 6.500%, 02/25/23	17
20		Series G93-14, Class J, 6.500%, 03/25/23	22
46		Series G93-17, Class SI, IF, 6.000%, 04/25/23	51
40		Series G93-27, Class FD, VAR, 1.862%, 08/25/23	40
10		Series G93-37, Class H, PO, 09/25/23	9
27		Series G95-1, Class C, 8.800%, 01/25/25	32
		FNMA REMIC Trust,
635		Series 2003-W1, Class 1A1, VAR, 5.559%, 12/25/42	697
261		Series 2003-W1, Class 2A, VAR, 6.137%, 12/25/42	301
79		Series 2003-W4, Class 2A, VAR, 6.185%, 10/25/42	93
22		Series 2007-W7, Class 1A4, HB, IF, 33.039%, 07/25/37	32

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,149		Series 2009-W1, Class A, 6.000%, 12/25/49	1,310
		FNMA STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
6		Series 218, Class 2, IO, 7.500%, 04/25/23	1
7		Series 265, Class 2, 9.000%, 03/25/24	8
75		Series 329, Class 1, PO, 01/25/33	68
46		Series 339, Class 18, IO, 4.500%, 07/25/18	1
66		Series 339, Class 21, IO, 4.500%, 08/25/18	1
18		Series 339, Class 28, IO, 5.500%, 08/25/18	—	(h)
106		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	19
355		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	71
283		Series 355, Class 11, IO, 6.000%, 07/25/34	50
37		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	1
470		Series 365, Class 8, IO, 5.500%, 05/25/36	102
26		Series 368, Class 3, IO, 4.500%, 11/25/20	1
246		Series 374, Class 5, IO, 5.500%, 08/25/36	55
118		Series 383, Class 32, IO, 6.000%, 01/25/38	25
311		Series 383, Class 33, IO, 6.000%, 01/25/38	60
91		Series 393, Class 6, IO, 5.500%, 04/25/37	16
		FNMA Trust,
157		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	185
395		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	464
511		Series 2004-W15, Class 2AF, VAR, 1.232%, 08/25/44	508
1,417		Series 2005-W3, Class 2AF, VAR, 1.202%, 03/25/45	1,381
494		Series 2006-W2, Class 1AF1, VAR, 1.202%, 02/25/46	493
		GMACM Mortgage Loan Trust,
328		Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	324
2,388		Series 2005-AR3, Class 3A4, VAR, 3.594%, 06/19/35	2,336
		GNMA,
744		Series 1994-7, Class PQ, 6.500%, 10/16/24	810
544		Series 1999-4, Class ZB, 6.000%, 02/20/29	606
64		Series 1999-30, Class S, IF, IO, 7.606%, 08/16/29	13
87		Series 2000-9, Class Z, 8.000%, 06/20/30	102
757		Series 2000-9, Class ZJ, 8.500%, 02/16/30	883
1,026		Series 2000-21, Class Z, 9.000%, 03/16/30	1,192
163		Series 2000-31, Class Z, 9.000%, 10/20/30	195
103		Series 2000-35, Class ZA, 9.000%, 11/20/30	124
10		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
47		Series 2001-6, Class SD, IF, IO, 7.556%, 03/16/31	14
133		Series 2001-35, Class SA, IF, IO, 7.322%, 08/16/31	39
123		Series 2001-36, Class S, IF, IO, 7.058%, 08/16/31	36
481		Series 2002-24, Class AG, IF, IO, 6.956%, 04/16/32	90
44		Series 2002-24, Class SB, IF, 10.436%, 04/16/32	54
910		Series 2002-31, Class SE, IF, IO, 6.572%, 04/16/30	138
16		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	20
1,127		Series 2002-45, Class QE, 6.500%, 06/20/32	1,289
399		Series 2002-47, Class PG, 6.500%, 07/16/32	462
723		Series 2002-47, Class ZA, 6.500%, 07/20/32	848
627		Series 2002-52, Class GH, 6.500%, 07/20/32	742
11		Series 2002-70, Class PS, IF, IO, 6.722%, 08/20/32	—	(h)
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,084
471		Series 2003-11, Class SK, IF, IO, 6.706%, 02/16/33	79
215		Series 2003-12, Class SP, IF, IO, 6.722%, 02/20/33	51
44		Series 2003-24, Class PO, PO, 03/16/33	40

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,144	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,300
711	Series 2003-46, Class MG, 6.500%, 05/20/33	818
540	Series 2003-46, Class TC, 6.500%, 03/20/33	610
197	Series 2003-52, Class AP, PO, 06/16/33	172
979	Series 2003-58, Class BE, 6.500%, 01/20/33	1,112
60	Series 2003-90, Class PO, PO, 10/20/33	53
735	Series 2003-112, Class SA, IF, IO, 5.556%, 12/16/33	137
308	Series 2004-28, Class S, IF, 17.110%, 04/16/34	444
86	Series 2004-73, Class AE, IF, 12.940%, 08/17/34	98
1,016	Series 2004-90, Class SI, IF, IO, 5.090%, 10/20/34	147
198	Series 2005-35, Class FL, VAR, 1.328%, 03/20/32	198
1,715	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	322
155	Series 2005-68, Class DP, IF, 14.037%, 06/17/35	194
2,372	Series 2005-68, Class KI, IF, IO, 5.322%, 09/20/35	390
328	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	62
157	Series 2006-16, Class OP, PO, 03/20/36	145
360	Series 2006-38, Class SW, IF, IO, 5.522%, 06/20/36	33
1,762	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,050
473	Series 2006-59, Class SD, IF, IO, 5.722%, 10/20/36	71
786	Series 2006-65, Class SA, IF, IO, 5.822%, 11/20/36	148
1,359	Series 2007-17, Class JI, IF, IO, 5.882%, 04/16/37	262
146	Series 2007-17, Class JO, PO, 04/16/37	129
750	Series 2007-19, Class SD, IF, IO, 5.222%, 04/20/37	111
698	Series 2007-26, Class SC, IF, IO, 5.222%, 05/20/37	114
622	Series 2007-27, Class SA, IF, IO, 5.190%, 05/20/37	95
165	Series 2007-28, Class BO, PO, 05/20/37	143
496	Series 2007-36, Class SE, IF, IO, 5.476%, 06/16/37	86
1,370	Series 2007-40, Class SB, IF, IO, 5.772%, 07/20/37	222
812	Series 2007-42, Class SB, IF, IO, 5.772%, 07/20/37	137
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,011
510	Series 2007-50, Class AI, IF, IO, 5.797%, 08/20/37	93
73	Series 2007-53, Class SW, IF, 17.270%, 09/20/37	99
352	Series 2007-57, Class PO, PO, 03/20/37	322
149	Series 2007-71, Class SB, IF, IO, 5.722%, 07/20/36	4
413	Series 2007-72, Class US, IF, IO, 5.540%, 11/20/37	69
431	Series 2007-73, Class MI, IF, IO, 5.022%, 11/20/37	72
829	Series 2007-76, Class SA, IF, IO, 5.552%, 11/20/37	142
409	Series 2007-79, Class SY, IF, IO, 5.572%, 12/20/37	71
224	Series 2008-2, Class MS, IF, IO, 6.232%, 01/16/38	47
745	Series 2008-2, Class NS, IF, IO, 5.546%, 01/16/38	138
469	Series 2008-10, Class S, IF, IO, 4.852%, 02/20/38	76
298	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	37
653	Series 2008-36, Class SH, IF, IO, 5.322%, 04/20/38	98
3,894	Series 2008-40, Class SA, IF, IO, 5.472%, 05/16/38	676
373	Series 2008-55, Class SA, IF, IO, 5.222%, 06/20/38	57
28	Series 2008-60, Class PO, PO, 01/20/38	28
186	Series 2008-71, Class SC, IF, IO, 5.022%, 08/20/38	28
464	Series 2008-93, Class AS, IF, IO, 4.690%, 12/20/38	63
498	Series 2009-6, Class SA, IF, IO, 5.172%, 02/16/39	68
198	Series 2009-10, Class SL, IF, IO, 5.572%, 03/16/34	4
1,126	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	197
446	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	99
429	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	111
1,096	Series 2009-22, Class SA, IF, IO, 5.292%, 04/20/39	144

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
321	Series 2009-25, Class SE, IF, IO, 6.622%, 09/20/38	61
252	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	47
259	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	53
452	Series 2009-43, Class SA, IF, IO, 4.972%, 06/20/39	72
322	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	38
1,040	Series 2009-72, Class SM, IF, IO, 5.322%, 08/16/39	169
257	Series 2009-79, Class OK, PO, 11/16/37	236
376	Series 2010-14, Class CO, PO, 08/20/35	340
2,040	Series 2010-31, Class NO, PO, 03/20/40	1,895
287	Series 2010-130, Class CP, 7.000%, 10/16/40	334
2,121	Series 2010-157, Class OP, PO, 12/20/40	1,892
692	Series 2011-22, Class WA, VAR, 5.935%, 02/20/37	768
1,338	Series 2011-75, Class SM, IF, IO, 5.622%, 05/20/41	262
2,425	Series 2012-61, Class FM, VAR, 1.328%, 05/16/42	2,432
604	Series 2012-141, Class WC, VAR, 3.718%, 01/20/42	634
483	Series 2012-H15, Class FA, VAR, 1.230%, 05/20/62	484
1,865	Series 2012-H21, Class CF, VAR, 1.480%, 05/20/61	1,870
2,968	Series 2012-H22, Class FD, VAR, 1.250%, 01/20/61	2,973
1,061	Series 2012-H24, Class FG, VAR, 1.210%, 04/20/60	1,063
1,079	Series 2012-H26, Class MA, VAR, 1.330%, 07/20/62	1,081
1,656	Series 2012-H28, Class FA, VAR, 1.360%, 09/20/62	1,661
1,516	Series 2012-H29, Class FA, VAR, 1.295%, 10/20/62	1,516
399	Series 2012-H30, Class PA, VAR, 1.230%, 11/20/59	399
1,605	Series 2012-H31, Class FD, VAR, 1.120%, 12/20/62	1,594
2,752	Series 2013-54, Class WA, VAR, 4.726%, 11/20/42	2,991
2,027	Series 2013-75, Class WA, VAR, 5.213%, 06/20/40	2,224
1,204	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	1,278
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,406
2,647	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,635
176	Series 2013-H03, Class FA, VAR, 1.080%, 08/20/60	176
1,307	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,303
2,709	Series 2013-H05, Class FB, VAR, 1.383%, 02/20/62	2,710
1,485	Series 2013-H07, Class HA, VAR, 1.190%, 03/20/63	1,478
1,417	Series 2013-H08, Class FC, VAR, 1.230%, 02/20/63	1,413
1,775	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,756
3,153	Series 2013-H18, Class JA, VAR, 1.380%, 08/20/63	3,164
975	Series 2014-188, Class W, VAR, 4.658%, 10/20/41	1,055
1,590	Series 2014-H01, Class FD, VAR, 1.430%, 01/20/64	1,597
1,618	Series 2014-H09, Class TA, VAR, 1.380%, 04/20/64	1,621
5,554	Series 2015-H05, Class FC, VAR, 1.260%, 02/20/65	5,538
7,025	Series 2015-H12, Class FA, VAR, 1.260%, 05/20/65	7,005
1,869	Series 2015-H15, Class FD, VAR, 1.220%, 06/20/65	1,860
4,104	Series 2015-H15, Class FJ, VAR, 1.220%, 06/20/65	4,084
3,170	Series 2015-H16, Class FG, VAR, 1.220%, 07/20/65	3,155
2,980	Series 2015-H23, Class FB, VAR, 1.300%, 09/20/65	2,977
2,165	Series 2015-H32, Class FH, VAR, 1.440%, 12/20/65	2,178
8,936	Series 2017-H08, Class XI, IO, VAR, 2.077%, 03/20/67	1,195
	GSMPS Mortgage Loan Trust,
687	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	708
993	Series 2005-RP3, Class 1AF, VAR, 1.332%, 09/25/35 (e)	865
750	Series 2005-RP3, Class 1AS, IO, VAR, 3.883%, 09/25/35 (e)	82
3,285	Series 2006-RP2, Class 1AS2, IF, IO, 5.298%, 04/25/36 (e)	370
	GSR Mortgage Loan Trust,
601	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	615
335	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	356

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
250	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	257
26	Series 2005-4F, Class AP, PO, 05/25/35	24
1,243	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,320
1,787	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,570
1,297	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,287
1,491	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,486
	Impac CMB Trust,
1,517	Series 2004-7, Class 1A1, VAR, 1.722%, 11/25/34	1,471
164	Series 2005-4, Class 2A1, VAR, 1.582%, 05/25/35	159
	Impac Secured Assets Trust,
475	Series 2006-1, Class 2A1, VAR, 1.332%, 05/25/36	451
270	Series 2006-2, Class 2A1, VAR, 1.332%, 08/25/36	264
	JP Morgan Mortgage Trust,
698	Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	703
896	Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	910
176	Series 2006-A3, Class 6A1, VAR, 3.172%, 08/25/34	177
	Lehman Mortgage Trust,
422	Series 2006-2, Class 1A1, VAR, 5.884%, 04/25/36	378
790	Series 2008-2, Class 1A6, 6.000%, 03/25/38	591
	MASTR Adjustable Rate Mortgages Trust,
53	Series 2004-4, Class 2A1, VAR, 2.792%, 05/25/34	48
381	Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	391
924	Series 2004-13, Class 3A7, VAR, 3.050%, 11/21/34	945
294	Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	279
	MASTR Alternative Loan Trust,
144	Series 2003-3, Class 1A1, 6.500%, 05/25/33	149
411	Series 2003-9, Class 8A1, 6.000%, 01/25/34	424
392	Series 2004-3, Class 2A1, 6.250%, 04/25/34	409
539	Series 2004-4, Class 10A1, 5.000%, 05/25/24	561
263	Series 2004-6, Class 30PO, PO, 07/25/34	215
424	Series 2004-6, Class 7A1, 6.000%, 07/25/34	419
175	Series 2004-7, Class 30PO, PO, 08/25/34	142
268	Series 2004-8, Class 6A1, 5.500%, 09/25/19	272
44	Series 2004-10, Class 1A1, 4.500%, 09/25/19	44
	MASTR Asset Securitization Trust,
31	Series 2003-12, Class 30PO, PO, 12/25/33	29
27	Series 2004-1, Class 30PO, PO, 02/25/34	22
7	Series 2004-4, Class 3A1, 4.500%, 04/25/19	7
9	Series 2004-6, Class 15PO, PO, 07/25/19	9
17	Series 2004-8, Class 1A1, 4.750%, 08/25/19	18
7	Series 2004-8, Class PO, PO, 08/25/19	7
1,971	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 1.374%, 05/25/35 (e)	1,686
250	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	189
	Merrill Lynch Mortgage Investors Trust,
167	Series 2003-E, Class A1, VAR, 1.602%, 10/25/28	161
1,786	Series 2003-F, Class A1, VAR, 1.622%, 10/25/28	1,751
470	Series 2004-1, Class 2A1, VAR, 3.010%, 12/25/34	472
315	Series 2004-A, Class A1, VAR, 1.442%, 04/25/29	303
2	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	2
352	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.622%, 02/25/35	341
360	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	352
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
149	Series 2003-A1, Class A1, 5.500%, 05/25/33	151
94	Series 2003-A1, Class A2, 6.000%, 05/25/33	96

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
34	Series 2003-A1, Class A5, 7.000%, 04/25/33	35
1	Series 2003-A1, Class A7, 5.000%, 04/25/18	1
2	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	3
152	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.333%, 05/25/35	148
	RALI Trust,
5	Series 2002-QS8, Class A5, 6.250%, 06/25/17	5
6	Series 2002-QS16, Class A3, IF, 14.570%, 10/25/17	6
22	Series 2003-QS3, Class A2, IF, 14.340%, 02/25/18	22
77	Series 2003-QS9, Class A3, IF, IO, 6.568%, 05/25/18	1
88	Series 2003-QS12, Class A2A, IF, IO, 6.618%, 06/25/18	2
27	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
223	Series 2003-QS14, Class A1, 5.000%, 07/25/18	224
72	Series 2003-QS18, Class A1, 5.000%, 09/25/18	72
1,295	Series 2004-QA6, Class NB2, VAR, 3.675%, 12/26/34	1,095
	RBSSP Resecuritization Trust,
202	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	210
391	Series 2009-12, Class 1A1, VAR, 5.780%, 11/25/33 (e)	403
	Residential Asset Securitization Trust,
6	Series 2003-A14, Class A1, 4.750%, 02/25/19	6
1,852	Series 2005-A2, Class A4, IF, IO, 4.026%, 03/25/35	203
484	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	453
	RFMSI Trust,
15	Series 2003-S14, Class A4, PO, 07/25/18	14
33	Series 2004-S3, Class A1, 4.750%, 03/25/19	33
25	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	25
397	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	331
	Springleaf Mortgage Loan Trust,
1,041	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,040
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,059
348	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	348
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,127
541	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.638%, 10/19/34	519
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
571	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	582
899	Series 2004-5H, Class A4, 5.540%, 12/25/33	921
89	Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A9, 5.250%, 12/25/34	86
	Thornburg Mortgage Securities Trust,
278	Series 2003-4, Class A1, VAR, 1.622%, 09/25/43	269
686	Series 2004-4, Class 3A, VAR, 2.723%, 12/25/44	681
	Vendee Mortgage Trust,
302	Series 1994-1, Class 1, VAR, 5.367%, 02/15/24	322
413	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	453
446	Series 1996-1, Class 1Z, 6.750%, 02/15/26	503
352	Series 1996-2, Class 1Z, 6.750%, 06/15/26	395
627	Series 1997-1, Class 2Z, 7.500%, 02/15/27	719
720	Series 1998-1, Class 2E, 7.000%, 03/15/28	835
1,438	Series 1999-1, Class 2Z, 6.500%, 01/15/29	1,611
6,615	Series 2003-2, Class Z, 5.000%, 05/15/33	7,310
1,236	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,255
	WaMu Mortgage Pass-Through Certificates Trust,
106	Series 2003-AR8, Class A, VAR, 2.692%, 08/25/33	108
1,551	Series 2003-AR9, Class 1A6, VAR, 2.791%, 09/25/33	1,570
221	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	220
36	Series 2003-S8, Class A6, 4.500%, 09/25/18	36

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
717	Series 2003-S9, Class A8, 5.250%, 10/25/33	745
66	Series 2003-S9, Class P, PO, 10/25/33	58
130	Series 2004-AR3, Class A1, VAR, 3.130%, 06/25/34	132
109	Series 2004-AR3, Class A2, VAR, 2.846%, 06/25/34	111
149	Series 2006-AR10, Class 2P, VAR, 2.973%, 09/25/36	127
132	Series 2006-AR12, Class 2P, VAR, 2.443%, 10/25/36	100
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
5,963	Series 2005-2, Class 1A4, IF, IO, 4.068%, 04/25/35	844
1,414	Series 2005-2, Class 2A3, IF, IO, 4.018%, 04/25/35	188
1,654	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	330
1,855	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,737
1,504	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	302
421	Series 2005-6, Class 2A4, 5.500%, 08/25/35	408
2,713	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,633
	Wells Fargo Mortgage-Backed Securities Trust,
123	Series 2003-K, Class 1A1, VAR, 2.902%, 11/25/33	124
232	Series 2003-K, Class 1A2, VAR, 2.902%, 11/25/33	235
251	Series 2004-EE, Class 2A1, VAR, 3.048%, 12/25/34	254
330	Series 2004-EE, Class 3A1, VAR, 3.389%, 12/25/34	341
1,440	Series 2004-P, Class 2A1, VAR, 3.000%, 09/25/34	1,486
257	Series 2004-V, Class 1A1, VAR, 3.102%, 10/25/34	259
87	Series 2005-16, Class APO, PO, 01/25/36	72
2,425	Series 2005-AR3, Class 1A1, VAR, 3.120%, 03/25/35	2,479
257	Series 2005-AR8, Class 2A1, VAR, 3.174%, 06/25/35	262
228	Series 2005-AR16, Class 2A1, VAR, 3.182%, 02/25/34	232
330	Series 2006-2, Class APO, PO, 03/25/36	275
132	Series 2006-4, Class 1APO, PO, 04/25/36	115
586	Series 2007-7, Class A7, 6.000%, 06/25/37	589
184	Series 2007-11, Class A14, 6.000%, 08/25/37	185

	Total Collateralized Mortgage Obligations (Cost $410,129)	433,822

Commercial Mortgage-Backed Securities — 3.5%
	A10 Securitization LLC,
406	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	405
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,299
	A10 Term Asset Financing LLC,
414	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	414
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	694
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	572
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,232
	BAMLL Re-REMIC Trust,
1,950	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	1,633
2,600	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	2,290
423	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	424
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,542
483	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	478
411	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.346%, 06/11/41 (e)	—	(h)
2,746	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.490%, 12/11/49 (e)	—	(h)
1,320	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, VAR, 1.027%, 08/15/48	14
	Commercial Mortgage Trust,
126	Series 2006-GG7, Class AM, VAR, 5.759%, 07/10/38	126
2,564	Series 2012-CR2, Class XA, IO, VAR, 1.844%, 08/15/45	180

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,826
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,080
1,400	Series 2014-TWC, Class A, VAR, 1.731%, 02/13/32 (e)	1,403
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,213
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,965
	FNMA—ACES,
2,859	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,010
446	Series 2011-M2, Class A2, 3.645%, 04/25/21	455
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	8,954
147	Series 2012-M11, Class FA, VAR, 1.312%, 08/25/19	147
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,890
2,500	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	2,656
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,758
6,250	Series 2017-M3, Class A2, VAR, 2.486%, 12/25/26	6,115
3,376	Series 2017-M5, Class A2, 3.303%, 04/25/29	3,466
4,865	FNMA Grantor Trust, Series 2017-T1, Class A, 2.898%, 06/25/27	4,881
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, VAR, 3.726%, 05/21/36 (e)	1,273
1,887	Series 2016-1A, Class C, VAR, 4.226%, 05/21/36 (e)	1,910
1,247	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,265
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	490
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	396
705	Series 2007-C1, Class A4, 5.716%, 02/15/51	711
3,867	KGS-Alpha SBA COOF Trust, Series 2015-2, Class A, IO, VAR, 2.936%, 07/25/41 (e)	419
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,052
2,700	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class XW, IO, VAR, 0.908%, 11/15/38 (e)	8
1,402	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.772%, 12/12/49 (e)	—	(h)
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,094
	Morgan Stanley Capital I Trust,
4,307	Series 2006-IQ12, Class X1, IO, VAR, 0.511%, 12/15/43 (e)	—	(h)
12,352	Series 2007-HQ11, Class X, IO, VAR, 0.437%, 02/12/44 (e)	16
668	Series 2011-C3, Class A3, 4.054%, 07/15/49	693
	Morgan Stanley Re-REMIC Trust,
342	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	341
274	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	273
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,672
	PFP Ltd., (Cayman Islands),
836	Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	836
1,055	Series 2015-2, Class C, VAR, 4.244%, 07/14/34 (e)	1,054
730	Series 2015-2, Class D, VAR, 4.992%, 07/14/34 (e)	718
	RAIT Trust,
112	Series 2015-FL4, Class A, VAR, 2.339%, 12/15/31 (e)	112
1,450	Series 2015-FL4, Class AS, VAR, 2.744%, 12/15/31 (e)	1,463
1,805	Series 2015-FL5, Class B, VAR, 4.889%, 01/15/31 (e)	1,808
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	667
	Resource Capital Corp. Ltd., (Cayman Islands),
244	Series 2015-CRE4, Class A, VAR, 2.401%, 08/15/32 (e)	244
1,151	Series 2015-CRE4, Class B, VAR, 3.994%, 08/15/32 (e)	1,139
35	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	35
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,304

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,102
7,879	Series 2012-C2, Class XA, IO, VAR, 1.583%, 05/10/63 (e)	433
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	883
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,433
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,269
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,536
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,148
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,815
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	836
400	Series 2013-C11, Class D, VAR, 4.347%, 03/15/45 (e)	374

	Total Commercial Mortgage-Backed Securities (Cost $101,487)	103,944

Corporate Bonds — 27.5%
	Consumer Discretionary — 1.6%
	Automobiles — 0.3%
	Daimler Finance North America LLC, (Germany),
532	1.875%, 01/11/18 (e)	533
305	2.250%, 03/02/20 (e)	306
981	2.375%, 08/01/18 (e)	988
1,500	Ford Motor Co., 7.450%, 07/16/31	1,898
2,286	General Motors Co., 6.600%, 04/01/36	2,639
	Hyundai Capital America,
526	2.400%, 10/30/18 (e)	527
1,000	3.000%, 03/18/21 (e)	1,007
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	874

		8,772

	Diversified Consumer Services — 0.0% (g)
643	President & Fellows of Harvard College, 3.300%, 07/15/56	607

	Hotels, Restaurants & Leisure — 0.0% (g)
412	Darden Restaurants, Inc., 3.850%, 05/01/27	420
900	McDonald’s Corp., 4.700%, 12/09/35	978

		1,398

	Internet & Direct Marketing Retail — 0.1%
1,435	Amazon.com, Inc., 4.800%, 12/05/34	1,642

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	123
400	6.650%, 11/15/37	514
250	6.900%, 08/15/39	329
1,075	7.300%, 04/30/28	1,387
430	8.875%, 04/26/23	558
	CBS Corp.,
740	3.700%, 08/15/24	759
792	4.000%, 01/15/26	819
345	4.600%, 01/15/45	346
140	4.850%, 07/01/42	145
360	4.900%, 08/15/44	375
	Charter Communications Operating LLC,
1,797	4.908%, 07/23/25	1,945
703	6.384%, 10/23/35	826
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	337
	Comcast Corp.,
500	2.750%, 03/01/23	507
347	3.375%, 08/15/25	357
555	4.200%, 08/15/34	583
1,082	4.250%, 01/15/33	1,147
400	6.450%, 03/15/37	525
2,383	6.500%, 11/15/35	3,121
125	Cox Communications, Inc., 8.375%, 03/01/39 (e)	163
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	549
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,076
569	6.350%, 06/01/40	612
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	233
200	6.125%, 01/31/46	221
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,548
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	281
310	4.375%, 04/01/21	336
800	5.950%, 04/01/41	1,011
515	6.400%, 04/30/40	681

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	305
	Time Warner Cable LLC,
800	4.125%, 02/15/21	842
359	5.500%, 09/01/41	383
400	6.550%, 05/01/37	480
300	Time Warner Cos., Inc., 7.570%, 02/01/24	373
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,946
	Time Warner, Inc.,
500	3.600%, 07/15/25	500
555	4.750%, 03/29/21	599
313	5.375%, 10/15/41	329
150	6.200%, 03/15/40	173
172	6.250%, 03/29/41	202
	Viacom, Inc.,
67	3.250%, 03/15/23	66
1,643	3.875%, 04/01/24	1,667
464	4.375%, 03/15/43	408
250	4.500%, 02/27/42	224
262	4.850%, 12/15/34	256

		30,167

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
971	4.375%, 09/01/23	974
178	6.375%, 03/15/37	183
230	7.450%, 07/15/17	231
455	Nordstrom, Inc., 4.000%, 10/15/21	479
350	Target Corp., 2.500%, 04/15/26	335

		2,202

	Specialty Retail — 0.1%
	Home Depot, Inc. (The),
334	2.125%, 09/15/26	315
454	3.000%, 04/01/26	459
196	3.500%, 09/15/56	176
517	4.200%, 04/01/43	548
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	279
739	4.650%, 04/15/42	816

		2,593

	Total Consumer Discretionary	47,381

	Consumer Staples — 1.2%
	Beverages — 0.5%
600	Anheuser-Busch Cos. LLC, (Belgium), 5.500%, 01/15/18	614
	Anheuser-Busch InBev Finance, Inc., (Belgium),
94	1.900%, 02/01/19	94
4,522	3.300%, 02/01/23	4,664
1,733	3.650%, 02/01/26	1,782
900	3.700%, 02/01/24	945
1,430	4.700%, 02/01/36	1,558
1,135	4.900%, 02/01/46	1,258
1,123	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.439%, 10/06/48 (e)	1,165
750	Brown-Forman Corp., 4.500%, 07/15/45	815
250	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	264
200	Constellation Brands, Inc., 4.250%, 05/01/23	215
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	552
255	Diageo Investment Corp., (United Kingdom), 8.000%, 09/15/22	319
187	Molson Coors Brewing Co., 3.000%, 07/15/26	182
534	PepsiCo, Inc., 4.450%, 04/14/46	579

		15,006

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
2,036	2.125%, 06/01/21	2,019
725	4.000%, 12/05/23	767
322	5.300%, 12/05/43	369
1,080	Kroger Co. (The), 7.500%, 04/01/31	1,472
291	Sysco Corp., 3.750%, 10/01/25	303
200	Walgreen Co., 4.400%, 09/15/42	198
	Walgreens Boots Alliance, Inc.,
1,989	3.100%, 06/01/23	2,012
663	3.800%, 11/18/24	688
386	4.500%, 11/18/34	392
400	4.800%, 11/18/44	420
	Wal-Mart Stores, Inc.,
762	5.000%, 10/25/40	904
255	6.200%, 04/15/38	342
350	7.550%, 02/15/30	513

		10,399

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	97
1,415	8.500%, 06/15/19	1,587
600	Cargill, Inc., 3.300%, 03/01/22 (e)	622

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
500	Danone SA, (France), 2.589%, 11/02/23 (e)	490
	Kraft Heinz Foods Co.,
414	3.500%, 06/06/22	430
400	3.950%, 07/15/25	412
694	5.000%, 06/04/42	724
1,187	6.125%, 08/23/18	1,248
2,353	6.875%, 01/26/39	3,003
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	324
153	4.125%, 11/15/25	163
157	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	162
	Tyson Foods, Inc.,
777	3.950%, 08/15/24	814
1,100	4.875%, 08/15/34	1,177

		11,253

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	221
426	3.050%, 08/15/25	434

		655

	Total Consumer Staples	37,313

	Energy — 3.1%
	Energy Equipment & Services — 0.2%
300	Baker Hughes, Inc., 5.125%, 09/15/40	345
	Halliburton Co.,
714	3.500%, 08/01/23	739
193	4.850%, 11/15/35	207
1,620	7.450%, 09/15/39	2,250
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	202
200	5.000%, 09/15/20	205
	Schlumberger Holdings Corp.,
649	3.625%, 12/21/22 (e)	680
200	4.000%, 12/21/25 (e)	211
441	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	458

		5,297

	Oil, Gas & Consumable Fuels — 2.9%
160	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	200
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	367
	Apache Corp.,
138	3.250%, 04/15/22	141
556	4.750%, 04/15/43	566
500	6.900%, 09/15/18	531
732	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	755
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	261
	Boardwalk Pipelines LP,
338	4.950%, 12/15/24	363
318	5.950%, 06/01/26	360
	BP Capital Markets plc, (United Kingdom),
1,283	2.237%, 05/10/19	1,294
375	3.119%, 05/04/26	374
1,982	3.224%, 04/14/24	2,016
451	3.506%, 03/17/25	465
1,337	3.814%, 02/10/24	1,407
	Buckeye Partners LP,
95	3.950%, 12/01/26	96
500	4.350%, 10/15/24	522
330	4.875%, 02/01/21	353
770	5.850%, 11/15/43	846
200	Burlington Resources Finance Co., 7.400%, 12/01/31	273
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	408
350	6.450%, 06/30/33	411
1,000	6.750%, 02/01/39	1,222
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	205
356	4.450%, 09/15/42	310
759	6.750%, 11/15/39	847
	Chevron Corp.,
560	2.355%, 12/05/22	559
1,200	2.566%, 05/16/23	1,209
215	2.895%, 03/03/24	218
1,000	4.950%, 03/03/19	1,056
1,852	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	1,851
1,789	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	1,889
230	Conoco Funding Co., 7.250%, 10/15/31	310
200	ConocoPhillips, 6.500%, 02/01/39	260
	ConocoPhillips Co.,
945	3.350%, 11/15/24	973
1,205	4.200%, 03/15/21	1,289
	Devon Energy Corp.,
750	3.250%, 05/15/22	759
522	4.750%, 05/15/42	520

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Ecopetrol SA, (Colombia),
533	4.125%, 01/16/25	520
773	5.375%, 06/26/26	797
226	5.875%, 09/18/23	247
350	Enbridge, Inc., (Canada), 5.500%, 12/01/46	391
	Encana Corp., (Canada),
545	6.500%, 05/15/19	587
150	6.500%, 08/15/34	172
	Energy Transfer LP,
143	3.600%, 02/01/23	145
964	4.050%, 03/15/25	980
321	4.200%, 04/15/27	327
305	4.900%, 02/01/24	326
375	6.050%, 06/01/41	410
364	6.500%, 02/01/42	413
925	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	959
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	140
838	4.150%, 06/01/25	845
500	5.050%, 04/01/45	484
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	520
343	3.750%, 02/15/25	354
475	3.900%, 02/15/24	499
333	3.950%, 02/15/27	348
199	4.850%, 03/15/44	209
155	4.950%, 10/15/54	161
318	5.100%, 02/15/45	347
201	5.950%, 02/01/41	242
	EOG Resources, Inc.,
379	2.625%, 03/15/23	377
600	4.100%, 02/01/21	635
902	5.100%, 01/15/36	996
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	981
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	238
1,700	7.875%, 09/15/31	2,222
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	347
1,127	5.150%, 10/15/43	1,235
250	6.550%, 07/15/19	273
	Marathon Oil Corp.,
833	2.800%, 11/01/22	813
902	5.900%, 03/15/18	928
1,620	6.000%, 10/01/17	1,645
578	Marathon Petroleum Corp., 3.625%, 09/15/24	581
	MPLX LP,
259	4.875%, 12/01/24	278
323	5.200%, 03/01/47	334
	Noble Energy, Inc.,
294	5.625%, 05/01/21	302
314	6.000%, 03/01/41	358
	Occidental Petroleum Corp.,
281	3.400%, 04/15/26	286
1,022	3.500%, 06/15/25	1,053
	ONEOK Partners LP,
515	3.200%, 09/15/18	522
151	3.375%, 10/01/22	154
2,000	4.900%, 03/15/25	2,157
334	5.000%, 09/15/23	364
350	6.650%, 10/01/36	418
450	8.625%, 03/01/19	497
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	337
1,295	6.800%, 05/15/38	1,713
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25	362
974	4.500%, 01/23/26	956
393	4.875%, 01/18/24	402
158	5.500%, 06/27/44	142
617	5.625%, 01/23/46	557
647	6.375%, 02/04/21	708
846	6.375%, 01/23/45	840
250	6.625%, 06/15/35	263
313	6.750%, 09/21/47	321
538	6.875%, 08/04/26	603
182	Phillips 66, 4.300%, 04/01/22	197
	Plains All American Pipeline LP,
1,000	3.600%, 11/01/24	987
323	3.650%, 06/01/22	331
2,500	4.650%, 10/15/25	2,615
1,480	4.900%, 02/15/45	1,398
831	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	889
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	500
1,500	5.650%, 03/01/20	1,619
500	6.200%, 04/15/18	519
400	8.000%, 10/01/19	450

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	531
452	5.950%, 09/25/43	526
	Statoil ASA, (Norway),
406	2.450%, 01/17/23	404
1,071	2.650%, 01/15/24	1,064
613	3.150%, 01/23/22	633
456	3.250%, 11/10/24	468
253	4.250%, 11/23/41	261
180	Suncor Energy, Inc., (Canada), 5.950%, 12/01/34	216
	Sunoco Logistics Partners Operations LP,
244	3.900%, 07/15/26	244
259	4.250%, 04/01/24	267
531	4.400%, 04/01/21	563
170	5.300%, 04/01/44	171
1,133	5.350%, 05/15/45	1,148
400	6.100%, 02/15/42	437
391	TC PipeLines LP, 3.900%, 05/25/27	394
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	548
	Tosco Corp.,
310	7.800%, 01/01/27	406
400	8.125%, 02/15/30	563
	Total Capital International SA, (France),
233	2.700%, 01/25/23	236
500	2.750%, 06/19/21	512
370	3.750%, 04/10/24	393
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	443
1,200	6.200%, 10/15/37	1,516
340	6.500%, 08/15/18	359
1,100	7.250%, 08/15/38	1,544
250	Valero Energy Corp., 7.500%, 04/15/32	327
	Western Gas Partners LP,
74	5.375%, 06/01/21	80
280	5.450%, 04/01/44	293
512	Williams Partners LP, 3.900%, 01/15/25	524

		85,683

	Total Energy	90,980

	Financials — 11.0%
	Banks — 4.7%
	ABN AMRO Bank NV, (Netherlands),
1,594	2.100%, 01/18/19 (e)	1,597
669	2.500%, 10/30/18 (e)	675
1,216	4.750%, 07/28/25 (e)	1,288
	ANZ New Zealand Int’l Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	757
402	2.850%, 08/06/20 (e)	408
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	899
263	4.400%, 05/19/26 (e)	274
228	4.875%, 01/12/21 (e)	248
	Bank of America Corp.,
600	2.000%, 01/11/18	601
1,072	3.300%, 01/11/23	1,092
1,189	3.500%, 04/19/26	1,192
4,752	3.875%, 08/01/25	4,918
972	4.000%, 04/01/24	1,021
547	4.125%, 01/22/24	579
700	4.200%, 08/26/24	728
851	4.250%, 10/22/26	880
542	4.450%, 03/03/26	566
2,905	5.000%, 05/13/21	3,167
740	5.625%, 07/01/20	811
645	5.650%, 05/01/18	667
401	5.700%, 01/24/22	453
420	5.750%, 12/01/17	429
2,996	6.400%, 08/28/17	3,031
794	6.875%, 04/25/18	830
875	7.625%, 06/01/19	969
1,700	VAR, 3.705%, 04/24/28	1,714
799	Series L, 2.250%, 04/21/20	799
760	Series L, 2.650%, 04/01/19	769
921	Series L, 3.950%, 04/21/25	936
	Bank of Montreal, (Canada),
855	2.375%, 01/25/19	863
1,106	2.550%, 11/06/22	1,110
245	Banque Federative du Credit Mutuel SA, (France), 2.000%, 04/12/19 (e)	245
1,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	1,020
	Barclays plc, (United Kingdom),
1,449	3.200%, 08/10/21	1,472
1,808	3.650%, 03/16/25	1,804
400	4.375%, 01/12/26	417
435	5.250%, 08/17/45	482
	BB&T Corp.,
900	2.625%, 06/29/20	916
740	5.250%, 11/01/19	795
380	6.850%, 04/30/19	414

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BNZ International Funding Ltd., (New Zealand),
450	2.100%, 09/14/21 (e)	442
632	2.350%, 03/04/19 (e)	636
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,965
1,950	Capital One Bank USA NA, 3.375%, 02/15/23	1,971
	Capital One NA,
978	2.350%, 08/17/18	984
850	2.400%, 09/05/19	852
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	1,000
800	1.750%, 05/01/18	800
507	1.800%, 02/05/18	507
1,210	2.050%, 12/07/18	1,213
1,096	2.150%, 07/30/18	1,100
115	2.350%, 08/02/21	114
500	2.400%, 02/18/20	502
778	2.700%, 03/30/21	784
1,000	3.400%, 05/01/26	992
1,900	3.700%, 01/12/26	1,933
500	3.875%, 03/26/25	506
1,200	4.300%, 11/20/26	1,240
569	4.400%, 06/10/25	593
389	4.650%, 07/30/45	414
1,000	4.750%, 05/18/46	1,025
106	5.300%, 05/06/44	118
865	5.500%, 09/13/25	966
321	5.875%, 01/30/42	402
250	6.625%, 01/15/28	301
223	8.125%, 07/15/39	336
148	Comerica, Inc., 3.800%, 07/22/26	151
832	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	883
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,010
789	3.875%, 02/08/22	842
1,488	4.375%, 08/04/25	1,562
500	5.800%, 09/30/10[1] (e)	609
1,250	Credit Agricole SA, (France), 4.375%, 03/17/25 (e)	1,290
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250	2.750%, 03/26/20	252
340	3.750%, 03/26/25	344
419	3.800%, 09/15/22	434
800	3.800%, 06/09/23	822
762	4.550%, 04/17/26	808
484	4.875%, 05/15/45	522
387	Danske Bank A/S, (Denmark), 2.700%, 03/02/22 (e)	391
	Discover Bank,
343	3.100%, 06/04/20	350
1,000	3.200%, 08/09/21	1,024
1,101	4.200%, 08/08/23	1,160
1,028	Fifth Third Bancorp, 2.875%, 07/27/20	1,051
	Fifth Third Bank,
600	2.375%, 04/25/19	605
340	2.875%, 10/01/21	347
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,436
575	4.750%, 01/19/21 (e)	622
	HSBC Holdings plc, (United Kingdom),
4,212	2.650%, 01/05/22	4,208
1,854	3.600%, 05/25/23	1,912
200	3.900%, 05/25/26	207
1,056	4.000%, 03/30/22	1,114
939	4.250%, 08/18/25	971
600	6.100%, 01/14/42	776
321	Huntington Bancshares, Inc., 3.150%, 03/14/21	329
	Huntington National Bank (The),
250	2.000%, 06/30/18	251
858	2.875%, 08/20/20	875
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	681
729	KeyBank NA, 3.180%, 05/22/22	743
	KeyCorp,
315	2.900%, 09/15/20	321
300	5.100%, 03/24/21	330
	Lloyds Banking Group plc, (United Kingdom),
612	3.000%, 01/11/22	619
381	3.750%, 01/11/27	384
400	4.582%, 12/10/25	419
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,152
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	429
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	393
623	2.650%, 09/25/19 (e)	629
742	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	743

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	271
250	National City Bank, 5.800%, 06/07/17	250
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	1,001
945	4.250%, 09/21/22 (e)	997
	PNC Bank NA,
490	1.950%, 03/04/19	491
400	6.875%, 04/01/18	417
	PNC Financial Services Group, Inc. (The),
182	3.900%, 04/29/24	192
864	4.375%, 08/11/20	922
298	6.700%, 06/10/19	325
709	SUB, 2.854%, 11/09/22	718
964	Regions Financial Corp., 3.200%, 02/08/21	988
	Royal Bank of Canada, (Canada),
1,450	1.875%, 02/05/20	1,447
1,452	2.000%, 10/01/18	1,459
337	4.650%, 01/27/26	360
400	Santander Issuances SAU, (Spain), 5.179%, 11/19/25	424
	Santander UK Group Holdings plc, (United Kingdom),
452	3.125%, 01/08/21	459
200	3.571%, 01/10/23	204
909	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	918
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402
850	Societe Generale SA, (France), 2.500%, 04/08/21 (e)	852
927	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	923
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,147
	Standard Chartered plc, (United Kingdom),
769	4.050%, 04/12/26 (e)	787
1,300	5.200%, 01/26/24 (e)	1,399
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.632%, 07/14/26	833
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	258
880	6.000%, 09/11/17	890
	Toronto-Dominion Bank (The), (Canada),
114	1.800%, 07/13/21	112
115	2.125%, 04/07/21	115
521	2.250%, 11/05/19	526
	UBS Group Funding Jersey Ltd., (Switzerland),
300	4.125%, 09/24/25 (e)	314
963	4.125%, 04/15/26 (e)	1,008
1,277	US Bancorp, 7.500%, 06/01/26	1,658
896	US Bank NA, 2.800%, 01/27/25	890
2,106	Wachovia Corp., 5.750%, 02/01/18	2,163
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,206
453	3.000%, 02/19/25	449
540	3.000%, 04/22/26	528
1,000	3.300%, 09/09/24	1,015
850	3.500%, 03/08/22	889
637	4.100%, 06/03/26	662
541	4.300%, 07/22/27	573
702	4.480%, 01/16/24	746
500	4.600%, 04/01/21	541
920	4.650%, 11/04/44	952
1,280	5.606%, 01/15/44	1,507
1,000	5.625%, 12/11/17	1,021
1,200	Series N, 2.150%, 01/30/20	1,205
250	Wells Fargo Bank NA, 6.000%, 11/15/17	255
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	338
2,141	4.875%, 11/19/19	2,287

		139,827

	Capital Markets — 2.8%
	Ameriprise Financial, Inc.,
761	2.875%, 09/15/26	742
1,500	4.000%, 10/15/23	1,611
	Bank of New York Mellon Corp. (The),
909	2.600%, 08/17/20	924
254	2.800%, 05/04/26	250
700	3.250%, 09/11/24	719
413	3.550%, 09/23/21	433
760	4.600%, 01/15/20	811
950	Series 0012, 3.650%, 02/04/24	1,002
	BlackRock, Inc.,
660	3.375%, 06/01/22	692
540	3.500%, 03/18/24	571
430	4.250%, 05/24/21	463
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	426
1,940	5.875%, 03/15/21 (e)	2,168

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	351
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,269
777	3.000%, 03/15/25	787
285	5.300%, 09/15/43	353
	Credit Suisse AG, (Switzerland),
417	1.700%, 04/27/18	417
728	2.300%, 05/28/19	732
271	3.000%, 10/29/21	277
402	3.625%, 09/09/24	416
310	Credit Suisse Group AG, (Switzerland), 3.574%, 01/09/23 (e)	316
610	Daiwa Securities Group, Inc., (Japan), 3.129%, 04/19/22 (e)	617
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	591
1,900	4.250%, 10/14/21	1,980
400	4.500%, 04/01/25	400
805	6.000%, 09/01/17	813
500	FMR LLC, 6.450%, 11/15/39 (e)	651
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	962
1,309	2.625%, 01/31/19	1,323
300	2.625%, 04/25/21	301
453	2.750%, 09/15/20	459
1,720	2.875%, 02/25/21	1,743
557	3.500%, 01/23/25	563
469	3.500%, 11/16/26	465
2,093	3.691%, 06/05/28	2,093
525	3.750%, 05/22/25	538
359	3.850%, 07/08/24	374
830	3.850%, 01/26/27	845
1,100	4.000%, 03/03/24	1,155
1,415	4.250%, 10/21/25	1,468
493	5.250%, 07/27/21	544
1,786	5.375%, 03/15/20	1,934
1,200	5.750%, 01/24/22	1,356
2,890	5.950%, 01/18/18	2,965
685	6.750%, 10/01/37	875
2,678	7.500%, 02/15/19	2,920
949	Series D, 6.000%, 06/15/20	1,051
900	ING Bank NV, (Netherlands), 1.650%, 08/15/19 (e)	891
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	453
884	4.000%, 10/15/23	948
	Invesco Finance plc,
390	3.750%, 01/15/26	408
657	4.000%, 01/30/24	700
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,043
1,010	6.450%, 06/08/27	1,166
880	6.875%, 04/15/21	1,009
	Macquarie Bank Ltd., (Australia),
2,615	1.600%, 10/27/17 (e)	2,611
896	2.600%, 06/24/19 (e)	905
1,000	2.850%, 07/29/20 (e)	1,014
1,000	4.000%, 07/29/25 (e)	1,053
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,307
1,650	6.250%, 01/14/21 (e)	1,843
	Morgan Stanley,
1,064	2.500%, 04/21/21	1,065
500	2.650%, 01/27/20	506
2,365	2.800%, 06/16/20	2,405
1,250	3.700%, 10/23/24	1,289
946	3.875%, 01/27/26	975
2,873	4.000%, 07/23/25	3,003
1,550	4.100%, 05/22/23	1,624
480	4.350%, 09/08/26	502
1,574	5.000%, 11/24/25	1,721
475	5.500%, 07/24/20	520
559	5.500%, 07/28/21	622
1,265	5.625%, 09/23/19	1,363
906	5.750%, 01/25/21	1,009
1,400	6.625%, 04/01/18	1,455
970	7.300%, 05/13/19	1,066
390	Northern Trust Corp., VAR, 3.375%, 05/08/32	394
	State Street Corp.,
369	3.100%, 05/15/23	377
1,164	3.700%, 11/20/23	1,234
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	388
269	UBS Group Funding Switzerland AG, (Switzerland), 3.491%, 05/23/23 (e)	275

		81,860

	Consumer Finance — 1.0%
390	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	401
700	American Express Co., 7.000%, 03/19/18	729
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,141

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
1,028	1.875%, 11/05/18	1,028
1,126	2.250%, 05/05/21	1,127
1,455	2.375%, 05/26/20	1,472
715	2.700%, 03/03/22	723
	American Honda Finance Corp.,
363	2.125%, 10/10/18	365
150	7.625%, 10/01/18 (e)	162
	Capital One Financial Corp.,
1,069	3.200%, 02/05/25	1,052
962	3.750%, 04/24/24	989
1,462	4.200%, 10/29/25	1,490
	Caterpillar Financial Services Corp.,
323	1.931%, 10/01/21	319
402	2.850%, 06/01/22	411
585	7.150%, 02/15/19	637
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	472
340	2.145%, 01/09/18	341
991	2.240%, 06/15/18	994
1,653	3.000%, 06/12/17	1,654
507	3.096%, 05/04/23	497
1,602	3.339%, 03/28/22	1,622
578	3.810%, 01/09/24	587
1,162	4.134%, 08/04/25	1,177
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	496
1,500	3.450%, 01/14/22	1,520
1,091	3.450%, 04/10/22	1,105
1,230	3.700%, 05/09/23	1,239
1,400	3.950%, 04/13/24	1,403
550	4.300%, 07/13/25	557
875	4.350%, 01/17/27	885
207	HSBC Finance Corp., 7.350%, 11/27/32	271
800	HSBC USA, Inc., 1.625%, 01/16/18	800
	John Deere Capital Corp.,
335	1.700%, 01/15/20	334
893	2.800%, 03/06/23	908
233	3.150%, 10/15/21	242
400	Series 14, 2.450%, 09/11/20	406
290	Synchrony Financial, 4.250%, 08/15/24	297

		29,853

	Diversified Financial Services — 1.1%
	Berkshire Hathaway, Inc.,
2,498	2.750%, 03/15/23	2,524
233	3.000%, 02/11/23	241
	GE Capital International Funding Co. Unlimited Co.,
827	3.373%, 11/15/25	863
5,565	4.418%, 11/15/35	5,989
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,212
1,436	3.482%, 06/16/25 (e)	1,437
539	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	552
	National Rural Utilities Cooperative Finance Corp.,
306	2.950%, 02/07/24	310
290	10.375%, 11/01/18	325
	Nationwide Building Society, (United Kingdom),
200	2.450%, 07/27/21 (e)	200
400	4.000%, 09/14/26 (e)	401
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,191
681	Series KK, 3.550%, 01/15/24	733
	Shell International Finance BV, (Netherlands),
804	2.125%, 05/11/20	810
2,953	2.875%, 05/10/26	2,929
2,854	4.000%, 05/10/46	2,815
789	4.125%, 05/11/35	818
1,020	4.300%, 09/22/19	1,078
1,005	4.375%, 03/25/20	1,073
1,280	6.375%, 12/15/38	1,709
	Siemens Financieringsmaatschappij NV, (Germany),
634	2.900%, 05/27/22 (e)	651
750	3.125%, 03/16/24 (e)	765
513	4.400%, 05/27/45 (e)	553
540	Voya Financial, Inc., 3.650%, 06/15/26	545

		33,724

	Insurance — 1.3%
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	693
651	Allstate Corp. (The), 3.150%, 06/15/23	671
	American International Group, Inc.,
674	3.750%, 07/10/25	692
296	3.875%, 01/15/35	284
641	4.125%, 02/15/24	678
1,685	4.700%, 07/10/35	1,783
306	Aon Corp., 6.250%, 09/30/40	381
452	Aon plc, 3.875%, 12/15/25	469

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
1,055	Athene Global Funding, 2.750%, 04/20/20 (e)	1,060
	Berkshire Hathaway Finance Corp.,
748	4.300%, 05/15/43	798
1,574	4.400%, 05/15/42	1,713
120	Chubb Corp. (The), 5.750%, 05/15/18	125
	Chubb INA Holdings, Inc.,
380	2.300%, 11/03/20	383
533	2.875%, 11/03/22	544
	CNA Financial Corp.,
463	3.950%, 05/15/24	483
337	4.500%, 03/01/26	364
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (x) (y)	530
700	Great-West Lifeco Finance Delaware LP, (Canada), 4.150%, 06/03/47 (e)	695
208	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	214
	Jackson National Life Global Funding,
563	1.875%, 10/15/18 (e)	565
675	3.050%, 04/29/26 (e)	667
	Liberty Mutual Group, Inc.,
408	4.950%, 05/01/22 (e)	450
900	6.500%, 03/15/35 (e)	1,115
100	Liberty Mutual Insurance Co., 8.500%, 05/15/25 (e)	129
598	Lincoln National Corp., 4.200%, 03/15/22	641
	Marsh & McLennan Cos., Inc.,
676	2.350%, 03/06/20	682
192	2.750%, 01/30/22	195
288	3.300%, 03/14/23	298
	Massachusetts Mutual Life Insurance Co.,
280	5.375%, 12/01/41 (e)	330
91	8.875%, 06/01/39 (e)	148
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	624
	MetLife, Inc.,
600	4.875%, 11/13/43	678
555	Series A, 6.817%, 08/15/18	589
	Metropolitan Life Global Funding I,
604	1.550%, 09/13/19 (e)	598
2,838	2.300%, 04/10/19 (e)	2,865
1,277	3.875%, 04/11/22 (e)	1,359
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,904
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	129
3,951	2.150%, 06/18/19 (e)	3,978
820	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,327
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	384
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	960
920	Progressive Corp. (The), 2.450%, 01/15/27	881
603	Prudential Financial, Inc., Series B, 5.750%, 07/15/33	724
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,328
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	393
400	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	408
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	296

		39,205

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
850	1.625%, 01/26/18	849
400	3.375%, 12/02/26	404
800	4.625%, 07/11/24 (e)	829

		2,082

	Total Financials	326,551

	Health Care — 1.5%
	Biotechnology — 0.6%
	AbbVie, Inc.,
992	2.000%, 11/06/18	995
2,273	2.850%, 05/14/23	2,269
872	3.200%, 11/06/22	894
813	3.600%, 05/14/25	831
315	4.300%, 05/14/36	317
1,483	4.500%, 05/14/35	1,532
	Amgen, Inc.,
1,920	4.663%, 06/15/51	1,984
500	4.950%, 10/01/41	538
	Baxalta, Inc.,
500	3.600%, 06/23/22	519
167	5.250%, 06/23/45	190
	Biogen, Inc.,
918	3.625%, 09/15/22	964
250	5.200%, 09/15/45	278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
	Celgene Corp.,
873	2.875%, 08/15/20	893
1,336	3.250%, 08/15/22	1,378
929	3.625%, 05/15/24	962
633	5.700%, 10/15/40	723
	Gilead Sciences, Inc.,
140	2.500%, 09/01/23	138
210	3.500%, 02/01/25	216
632	3.650%, 03/01/26	649
189	3.700%, 04/01/24	197
816	4.600%, 09/01/35	862

		17,329

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
142	2.675%, 12/15/19	144
113	3.734%, 12/15/24	115
399	Covidien International Finance SA, 2.950%, 06/15/23	404
	Medtronic, Inc.,
422	3.125%, 03/15/22	437
960	4.375%, 03/15/35	1,036
128	Stryker Corp., 3.500%, 03/15/26	131

		2,267

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
524	2.800%, 06/15/23	524
265	4.500%, 05/15/42	286
440	6.750%, 12/15/37	602
	Anthem, Inc.,
467	2.300%, 07/15/18	470
615	3.125%, 05/15/22	628
280	3.300%, 01/15/23	287
500	4.625%, 05/15/42	526
535	4.650%, 01/15/43	568
648	4.650%, 08/15/44	689
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	543
690	3.750%, 09/15/25	722
	Express Scripts Holding Co.,
305	3.000%, 07/15/23	303
900	3.500%, 06/15/24	903
300	4.500%, 02/25/26	315
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	651
425	Mayo Clinic, Series 2016, 4.128%, 11/15/52	447
588	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.200%, 07/01/55	600
251	Quest Diagnostics, Inc., 3.450%, 06/01/26	252
640	Texas Health Resources, 4.330%, 11/15/55	665
	UnitedHealth Group, Inc.,
472	1.625%, 03/15/19	471
173	2.750%, 02/15/23	175
400	2.875%, 03/15/23	408
697	3.100%, 03/15/26	704
697	3.350%, 07/15/22	733
760	4.625%, 07/15/35	849
620	6.625%, 11/15/37	846

		14,167

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
369	3.000%, 04/15/23	374
520	3.150%, 01/15/23	529
343	4.150%, 02/01/24	367

		1,270

	Pharmaceuticals — 0.3%
	Allergan Funding SCS,
443	3.850%, 06/15/24	461
706	4.550%, 03/15/35	731
	Allergan, Inc.,
525	2.800%, 03/15/23	522
453	3.375%, 09/15/20	466
395	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	399
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,031
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	771
530	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.375%, 05/15/38	712
282	Johnson & Johnson, 4.375%, 12/05/33	319
	Merck & Co., Inc.,
266	2.400%, 09/15/22	269
770	2.800%, 05/18/23	787
210	3.700%, 02/10/45	207
	Mylan NV,
463	3.950%, 06/15/26	464
318	5.250%, 06/15/46	337
	Mylan, Inc.,
520	3.125%, 01/15/23 (e)	517
250	5.400%, 11/29/43	268

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
560	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	587
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	132

		9,173

	Total Health Care	44,206

	Industrials — 1.8%
	Aerospace & Defense — 0.4%
557	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	563
	Airbus SE, (France),
409	3.150%, 04/10/27 (e)	415
150	3.950%, 04/10/47 (e)	153
	BAE Systems Holdings, Inc., (United Kingdom),
900	3.800%, 10/07/24 (e)	938
400	6.375%, 06/01/19 (e)	433
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	817
200	Boeing Co. (The), 7.950%, 08/15/24	267
164	L3 Technologies, Inc., 3.850%, 12/15/26	169
	Lockheed Martin Corp.,
131	3.100%, 01/15/23	135
1,281	4.070%, 12/15/42	1,301
292	4.850%, 09/15/41	331
277	Series B, 6.150%, 09/01/36	357
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	431
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,388
340	Raytheon Co., 3.150%, 12/15/24	351
	Rockwell Collins, Inc.,
350	3.200%, 03/15/24	355
199	4.350%, 04/15/47	207
370	Textron, Inc., 3.650%, 03/15/27	374
	United Technologies Corp.,
681	3.100%, 06/01/22	705
543	4.150%, 05/15/45	560
914	4.500%, 06/01/42	992

		11,242

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
181	3.250%, 04/01/26	183
318	3.900%, 02/01/35	313
239	4.100%, 04/15/43	233
160	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	230

		959

	Airlines — 0.0% (g)
174	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	182

	Building Products — 0.1%
	Johnson Controls International plc,
591	3.750%, 12/01/21	620
675	4.250%, 03/01/21	720
223	5.125%, 09/14/45	256
1,000	5.250%, 12/01/41	1,091
273	SUB, 4.950%, 07/02/64	290

		2,977

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
175	2.900%, 07/01/26	172
614	3.550%, 06/01/22	643
	Waste Management, Inc.,
556	2.400%, 05/15/23	550
156	3.900%, 03/01/35	159
214	4.750%, 06/30/20	232

		1,756

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
292	2.875%, 05/08/22	300
145	4.375%, 05/08/42	155
789	Fluor Corp., 3.375%, 09/15/21	823

		1,278

	Electrical Equipment — 0.1%
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	178
570	5.600%, 05/15/18	591
300	7.625%, 04/01/24	363

		1,314

	Industrial Conglomerates — 0.2%
	General Electric Co.,
107	2.700%, 10/09/22	109
573	3.100%, 01/09/23	596
573	3.150%, 09/07/22	598
541	3.450%, 05/15/24	570
191	5.300%, 02/11/21	213
95	5.875%, 01/14/38	122
391	Series A, 6.750%, 03/15/32	540

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
412	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	446
970	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	1,026
481	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	488
	Roper Technologies, Inc.,
192	3.000%, 12/15/20	197
134	3.800%, 12/15/26	138

		5,043

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	166
	Deere & Co.,
819	2.600%, 06/08/22	832
346	3.900%, 06/09/42	357
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	423
825	3.900%, 09/01/42	853
95	4.875%, 09/15/41	110
290	Ingersoll-Rand Co., 6.391%, 11/15/27	348
592	Parker-Hannifin Corp., 4.450%, 11/21/44	644
	Xylem, Inc.,
197	3.250%, 11/01/26	197
224	4.375%, 11/01/46	230

		4,160

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.300%, 06/01/21	378

	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	206
522	3.050%, 03/15/22	541
300	3.450%, 09/15/21	315
136	3.600%, 09/01/20	143
249	3.750%, 04/01/24	265
375	4.375%, 09/01/42	403
500	4.400%, 03/15/42	537
455	4.700%, 09/01/45	511
769	5.150%, 09/01/43	910
1,658	5.400%, 06/01/41	2,000
425	5.750%, 05/01/40	536
250	6.700%, 08/01/28	329
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	646
1,130	6.125%, 09/15/15[2]	1,398
250	7.125%, 10/15/31	344
	CSX Corp.,
400	3.400%, 08/01/24	414
526	3.950%, 05/01/50	504
300	4.250%, 06/01/21	321
191	4.750%, 05/30/42	209
575	5.500%, 04/15/41	686
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	601
355	5.250%, 10/01/20 (e)	388
436	5.625%, 03/15/42 (e)	488
350	6.375%, 10/15/17 (e)	356
746	6.700%, 06/01/34 (e)	918
	Norfolk Southern Corp.,
595	3.950%, 10/01/42	588
100	6.000%, 03/15/05[3]	119
1,510	6.000%, 05/23/11[4]	1,802
	Penske Truck Leasing Co. LP,
479	2.875%, 07/17/18 (e)	485
1,131	3.375%, 02/01/22 (e)	1,164
	Ryder System, Inc.,
240	2.500%, 03/01/18	241
723	2.500%, 05/11/20	727
517	2.875%, 09/01/20	524
	Union Pacific Corp.,
375	2.750%, 04/15/23	381
182	2.950%, 01/15/23	187
838	3.646%, 02/15/24	886
335	4.163%, 07/15/22	364
200	4.300%, 06/15/42	210

		21,647

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
743	3.000%, 09/15/23	739
500	3.875%, 04/01/21	524
506	International Lease Finance Corp., 5.875%, 08/15/22	574
655	WW Grainger, Inc., 4.600%, 06/15/45	704

		2,541

	Total Industrials	53,477

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	519
197	2.900%, 03/04/21	203
335	2.950%, 02/28/26	337
500	3.625%, 03/04/24	532
350	5.500%, 01/15/40	436

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
755	5.900%, 02/15/39	979
850	Harris Corp., 3.832%, 04/27/25	882

		3,888

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	221
190	4.500%, 03/01/23	202
165	6.000%, 04/01/20	181
500	6.875%, 06/01/18	526
1,563	7.500%, 01/15/27	1,924

		3,054

	Internet Software & Services — 0.1%
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,500
348	3.450%, 08/01/24	354
271	4.000%, 07/15/42	238

		2,092

	IT Services — 0.1%
478	DXC Technology Co., 4.250%, 04/15/24 (e)	496
371	Total System Services, Inc., 3.750%, 06/01/23	381
1,100	Western Union Co. (The), 3.600%, 03/15/22	1,125

		2,002

	Semiconductors & Semiconductor Equipment — 0.3%
300	Analog Devices, Inc., 4.500%, 12/05/36	305
	Broadcom Corp.,
1,747	3.625%, 01/15/24 (e)	1,778
1,626	3.875%, 01/15/27 (e)	1,650
	Intel Corp.,
375	3.100%, 07/29/22	390
652	3.700%, 07/29/25	690
1,185	4.000%, 12/15/32	1,278
453	4.900%, 07/29/45	520
	QUALCOMM, Inc.,
104	2.600%, 01/30/23	104
815	3.250%, 05/20/27	813

		7,528

	Software — 0.5%
	Microsoft Corp.,
489	2.375%, 05/01/23	489
2,878	2.875%, 02/06/24	2,930
836	3.300%, 02/06/27	864
291	3.500%, 02/12/35	290
305	4.000%, 02/12/55	302
1,359	4.100%, 02/06/37	1,445
615	4.200%, 11/03/35	661
117	4.500%, 10/01/40	130
1,190	4.500%, 02/06/57	1,284
639	4.750%, 11/03/55	714
	Oracle Corp.,
1,000	2.400%, 09/15/23	991
587	2.500%, 05/15/22	594
1,750	2.950%, 05/15/25	1,761
1,088	4.300%, 07/08/34	1,164
1,740	4.375%, 05/15/55	1,795

		15,414

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,543
815	2.450%, 08/04/26	783
467	2.850%, 05/11/24	471
586	3.000%, 02/09/24	599
1,539	3.200%, 05/13/25	1,577
686	3.200%, 05/11/27	695
625	3.450%, 02/09/45	580
569	3.850%, 08/04/46	561
426	4.500%, 02/23/36	474
300	Dell, Inc., 7.100%, 04/15/28	330
	Diamond 1 Finance Corp.,
780	4.420%, 06/15/21 (e)	822
976	5.450%, 06/15/23 (e)	1,060
857	6.020%, 06/15/26 (e)	945
849	HP, Inc., 6.000%, 09/15/41	902

		12,342

	Total Information Technology	46,320

	Materials — 0.7%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	492
525	4.125%, 03/15/35	515
757	5.250%, 01/15/45	851
	CF Industries, Inc.,
667	4.500%, 12/01/26 (e)	688
500	7.125%, 05/01/20	553
	Dow Chemical Co. (The),
888	3.000%, 11/15/22	905
850	3.500%, 10/01/24	879
347	4.125%, 11/15/21	371
200	5.250%, 11/15/41	228
375	7.375%, 11/01/29	513

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
73	8.550%, 05/15/19	82
	Ecolab, Inc.,
447	1.450%, 12/08/17	446
595	3.250%, 01/14/23	616
150	5.500%, 12/08/41	183
208	Monsanto Co., 4.700%, 07/15/64	205
	Mosaic Co. (The),
1,736	4.250%, 11/15/23	1,827
79	4.875%, 11/15/41	74
861	5.450%, 11/15/33	906
347	5.625%, 11/15/43	355
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	643
85	3.250%, 12/01/17	85
	PPG Industries, Inc.,
114	5.500%, 11/15/40	134
355	9.000%, 05/01/21	437
473	Praxair, Inc., 2.650%, 02/05/25	471
	Sherwin-Williams Co. (The),
381	3.125%, 06/01/24	384
314	3.450%, 06/01/27	317
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,233
850	7.750%, 10/01/96	1,104

		15,497

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
417	3.875%, 05/18/25 (e)	436
893	5.125%, 05/18/45 (e)	1,007
770	Martin Marietta Materials, Inc., 3.450%, 06/01/27	770

		2,213

	Containers & Packaging — 0.0% (g)
	International Paper Co.,
600	7.300%, 11/15/39	808
470	8.700%, 06/15/38	695

		1,503

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	875
150	5.000%, 09/30/43	172
283	Nucor Corp., 4.000%, 08/01/23	301
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	346
258	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	293
300	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	319
306	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	329

		2,635

	Total Materials	21,848

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
312	3.375%, 10/15/26	307
1,043	3.500%, 01/31/23	1,074
974	5.000%, 02/15/24	1,074
100	5.900%, 11/01/21	113
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	470
750	3.070%, 03/15/23 (e)	758
700	AvalonBay Communities, Inc., 2.850%, 03/15/23	700
	Boston Properties LP,
360	2.750%, 10/01/26	340
200	3.125%, 09/01/23	203
483	3.650%, 02/01/26	493
400	Brixmor Operating Partnership LP, 3.850%, 02/01/25	399
	Crown Castle International Corp.,
264	4.000%, 03/01/27	273
1,365	4.875%, 04/15/22	1,495
450	5.250%, 01/15/23	503
330	DDR Corp., 4.700%, 06/01/27	334
239	Duke Realty LP, 3.250%, 06/30/26	236
621	EPR Properties, 4.500%, 06/01/27	624
	Equity Commonwealth,
600	5.875%, 09/15/20	644
1,345	6.650%, 01/15/18	1,352
	ERP Operating LP,
853	3.000%, 04/15/23	855
364	4.625%, 12/15/21	394
	HCP, Inc.,
265	3.400%, 02/01/25	261
2,294	3.875%, 08/15/24	2,341
230	4.200%, 03/01/24	239
177	Hospitality Properties Trust, 4.950%, 02/15/27	186
845	Kimco Realty Corp., 3.800%, 04/01/27	845
783	National Retail Properties, Inc., 4.000%, 11/15/25	807

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Prologis LP,
133	3.750%, 11/01/25	139
534	4.250%, 08/15/23	579
556	Realty Income Corp., 4.650%, 03/15/47	580
420	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	425
	Simon Property Group LP,
917	2.150%, 09/15/17	917
868	3.375%, 10/01/24	883
532	3.750%, 02/01/24	555
579	4.125%, 12/01/21	619
200	4.375%, 03/01/21	214
382	UDR, Inc., 2.950%, 09/01/26	362
	Ventas Realty LP,
242	3.500%, 02/01/25	242
593	3.750%, 05/01/24	607
554	3.850%, 04/01/27	557
406	4.125%, 01/15/26	420
1,000	VEREIT Operating Partnership LP, 4.600%, 02/06/24	1,047
	Welltower, Inc.,
223	4.000%, 06/01/25	231
732	4.500%, 01/15/24	785

	Total Real Estate	26,482

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
2,525	3.000%, 06/30/22	2,539
2,218	3.400%, 05/15/25	2,179
2,716	3.600%, 02/17/23	2,779
832	3.950%, 01/15/25	850
348	4.300%, 12/15/42	318
462	4.350%, 06/15/45	417
577	4.450%, 04/01/24	610
525	4.500%, 05/15/35	508
977	4.550%, 03/09/49	903
1,000	4.600%, 02/15/21	1,069
563	4.750%, 05/15/46	541
860	5.350%, 09/01/40	898
125	5.500%, 02/01/18	128
125	5.800%, 02/15/19	133
2,000	6.000%, 08/15/40	2,228
2,700	6.300%, 01/15/38	3,140
400	6.500%, 09/01/37	475
2,250	BellSouth LLC, 6.550%, 06/15/34	2,565
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	535
150	9.125%, 12/15/30	229
600	Centel Capital Corp., 9.000%, 10/15/19	684
	Deutsche Telekom International Finance BV, (Germany),
232	4.875%, 03/06/42 (e)	254
400	6.000%, 07/08/19	433
325	8.750%, 06/15/30	485
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
1,305	Orange SA, (France), SUB, 9.000%, 03/01/31	1,988
741	Qwest Corp., 6.750%, 12/01/21	828
	Telefonica Emisiones SAU, (Spain),
252	3.192%, 04/27/18	255
534	4.103%, 03/08/27	552
526	5.134%, 04/27/20	569
547	5.213%, 03/08/47	575
316	5.462%, 02/16/21	350
	Verizon Communications, Inc.,
1,322	2.946%, 03/15/22 (e)	1,341
881	3.450%, 03/15/21	917
400	3.500%, 11/01/21	415
2,804	3.500%, 11/01/24	2,842
938	4.150%, 03/15/24	993
200	4.272%, 01/15/36	191
2,645	4.400%, 11/01/34	2,587
730	4.522%, 09/15/48	687
1,085	4.672%, 03/15/55	1,014
1,693	4.812%, 03/15/39 (e)	1,703
4,200	4.862%, 08/21/46	4,140
566	5.012%, 08/21/54	553
457	5.250%, 03/16/37	487

		48,154

	Wireless Telecommunication Services — 0.1%
592	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	605
400	Rogers Communications, Inc., (Canada), 8.750%, 05/01/32	567

		1,172

	Total Telecommunication Services	49,326

	Utilities — 2.4%
	Electric Utilities — 1.7%
	Alabama Power Co.,
214	3.750%, 03/01/45	208
239	6.125%, 05/15/38	300

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Arizona Public Service Co.,
133	2.200%, 01/15/20	134
296	4.500%, 04/01/42	321
467	5.050%, 09/01/41	536
	Baltimore Gas & Electric Co.,
455	2.800%, 08/15/22	461
376	3.500%, 08/15/46	354
1,234	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.500%, 05/08/27 (e)	1,231
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,050
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	884
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	202
224	DTE Electric Co., 2.650%, 06/15/22	226
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	137
100	6.000%, 01/15/38	129
245	Duke Energy Florida LLC, 6.400%, 06/15/38	334
	Duke Energy Indiana LLC,
700	3.750%, 05/15/46	680
1,320	6.350%, 08/15/38	1,747
	Duke Energy Progress LLC,
792	3.250%, 08/15/25	814
273	4.100%, 05/15/42	282
125	4.100%, 03/15/43	130
387	4.150%, 12/01/44	405
	Electricite de France SA, (France),
770	2.150%, 01/22/19 (e)	772
1,300	6.000%, 01/22/14[5] (e)	1,356
	Enel Finance International NV, (Italy),
740	3.625%, 05/25/27 (e)	729
950	5.125%, 10/07/19 (e)	1,013
175	Entergy Arkansas, Inc., 3.500%, 04/01/26	182
336	Entergy Corp., 2.950%, 09/01/26	325
629	Entergy Louisiana LLC, 3.050%, 06/01/31	609
559	Entergy Mississippi, Inc., 2.850%, 06/01/28	545
350	Florida Power & Light Co., 5.950%, 02/01/38	452
679	Great Plains Energy, Inc., 4.850%, 06/01/21	730
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,246
350	Series IO, 8.050%, 07/07/24	462
100	Indiana Michigan Power Co., 7.000%, 03/15/19	108
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	109
778	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	846
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	409
1,400	5.300%, 10/01/41	1,541
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	434
125	MidAmerican Energy Co., 5.300%, 03/15/18	129
	Nevada Power Co.,
55	5.375%, 09/15/40	64
305	5.450%, 05/15/41	361
720	6.500%, 08/01/18	759
100	Series N, 6.650%, 04/01/36	135
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	374
725	6.000%, 03/01/19	775
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	510
300	4.881%, 08/15/19 (e)	319
510	Northern States Power Co., 6.250%, 06/01/36	669
320	Ohio Power Co., 6.050%, 05/01/18	332
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	891
110	7.000%, 09/01/22	133
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	545
492	2.950%, 03/01/26	490
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	258
781	3.500%, 06/15/25	810
217	4.450%, 04/15/42	237
390	4.500%, 12/15/41	419
90	4.600%, 06/15/43	100
810	5.625%, 11/30/17	827
100	6.050%, 03/01/34	128
160	8.250%, 10/15/18	174
150	PacifiCorp, 5.650%, 07/15/18	156
	PECO Energy Co.,
350	2.375%, 09/15/22	349
175	5.350%, 03/01/18	180
316	Pepco Holdings LLC, 7.450%, 08/15/32	399

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,469
200	PPL Capital Funding, Inc., 3.400%, 06/01/23	205
	Progress Energy, Inc.,
673	3.150%, 04/01/22	691
300	7.000%, 10/30/31	401
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	248
90	3.200%, 11/15/20	93
214	3.550%, 06/15/46	201
125	5.800%, 08/01/18	131
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,248
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	845
317	5.375%, 11/01/39	385
210	Series I, 1.800%, 06/01/19	210
	Southern California Edison Co.,
111	1.845%, 02/01/22	110
785	5.500%, 08/15/18	821
1,185	6.050%, 03/15/39	1,552
200	Series 08-A, 5.950%, 02/01/38	258
318	Series C, 3.500%, 10/01/23	334
	Southwestern Public Service Co.,
200	4.500%, 08/15/41	219
570	Series G, 8.750%, 12/01/18	626
312	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	311
300	Toledo Edison Co. (The), 6.150%, 05/15/37	373
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	67
2,045	5.400%, 04/30/18	2,114
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22
	Xcel Energy, Inc.,
440	3.300%, 06/01/25	446
92	4.800%, 09/15/41	98
200	6.500%, 07/01/36	258

		48,765

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	128
828	4.150%, 01/15/43	854
375	8.500%, 03/15/19	418
308	Boston Gas Co., 4.487%, 02/15/42 (e)	328
335	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	355
382	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	388
653	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	635
	Southern Natural Gas Co. LLC,
367	4.800%, 03/15/47 (e)	382
351	8.000%, 03/01/32	480

		3,968

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	306
122	3.400%, 03/15/22	125
1,018	4.250%, 06/15/22	1,077
235	5.750%, 10/01/41	236
442	PSEG Power LLC, 4.300%, 11/15/23	468
	Southern Power Co.,
357	4.150%, 12/01/25	376
600	5.150%, 09/15/41	631
417	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	408

		3,627

	Multi-Utilities — 0.5%
	CMS Energy Corp.,
475	3.000%, 05/15/26	463
400	3.875%, 03/01/24	417
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	746
	Consumers Energy Co.,
216	2.850%, 05/15/22	221
286	3.250%, 08/15/46	260
130	5.650%, 04/15/20	144
235	Delmarva Power & Light Co., 4.000%, 06/01/42	235
	Dominion Energy, Inc.,
300	7.000%, 06/15/38	396
331	Series B, 2.750%, 01/15/22	335
920	Series F, 5.250%, 08/01/33	1,031
	DTE Energy Co.,
200	6.375%, 04/15/33	250
289	Series F, 3.850%, 12/01/23	302
	NiSource Finance Corp.,
370	3.850%, 02/15/23	387
1,256	5.800%, 02/01/42	1,501
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	381

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Multi-Utilities — continued
275		6.000%, 06/01/26	335
		Sempra Energy,
350		2.875%, 10/01/22	352
236		3.550%, 06/15/24	242
1,013		4.050%, 12/01/23	1,073
1,150		6.150%, 06/15/18	1,202
460		9.800%, 02/15/19	519
		Southern Co. Gas Capital Corp.,
254		3.250%, 06/15/26	251
563		3.500%, 09/15/21	583
208		4.400%, 06/01/43	209
1,445		5.875%, 03/15/41	1,732
1,009		WEC Energy Group, Inc., 3.550%, 06/15/25	1,048

			14,615

		Water Utilities — 0.0% (g)
793		American Water Capital Corp., 3.400%, 03/01/25	823

		Total Utilities	71,798

		Total Corporate Bonds (Cost $781,701)	815,682

Foreign Government Securities — 1.6%
		Israel Government AID Bond, (Israel),
6,165		Zero Coupon, 11/01/23	5,327
5,535		Zero Coupon, 05/01/24	4,690
1,000		5.500%, 09/18/33	1,339
1,000		Series 1, Zero Coupon, 11/01/24	827
8,205		Series 2, Zero Coupon, 11/01/24	6,789
5,000		Series 7-Z, Zero Coupon, 08/15/25	4,038
2,000		Series 8-Z, Zero Coupon, 08/15/24	1,677
7,805		Series 10-Z, Zero Coupon, 08/15/24	6,544
377		Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	505
		Republic of Colombia, (Colombia),
922		4.000%, 02/26/24	953
581		4.500%, 01/28/26	618
515		5.000%, 06/15/45	522
200		5.625%, 02/26/44	218
200		7.375%, 09/18/37	258
		Republic of Panama, (Panama),
317		3.750%, 03/16/25	327
416		4.000%, 09/22/24	437
88		Republic of Peru, (Peru), 5.625%, 11/18/50	108
1,133		Republic of Poland, (Poland), 4.000%, 01/22/24	1,212
640		Republic of South Africa, (South Africa), 5.875%, 09/16/25	700
		United Mexican States, (Mexico),
788		3.600%, 01/30/25	795
2,030		3.625%, 03/15/22	2,099
1,732		4.000%, 10/02/23	1,808
316		4.125%, 01/21/26	328
186		4.350%, 01/15/47	174
200		4.600%, 01/23/46	194
120		4.750%, 03/08/44	119
4,913		5.550%, 01/21/45	5,436

		Total Foreign Government Securities (Cost $46,317)	48,042

Mortgage-Backed Securities — 17.8%
		FHLMC,
4		ARM, 2.724%, 07/01/19	4
78		ARM, 2.763%, 05/01/36	82
26		ARM, 2.769%, 04/01/30	27
350		ARM, 2.786%, 11/01/36	370
263		ARM, 2.805%, 02/01/36	280
68		ARM, 2.845%, 10/01/36	72
172		ARM, 2.853%, 07/01/36	178
280		ARM, 2.855%, 12/01/33	294
296		ARM, 2.936%, 01/01/35	311
189		ARM, 3.023%, 12/01/36	201
226		ARM, 3.139%, 11/01/36	241
242		ARM, 3.168%, 10/01/36	253
489		ARM, 3.181%, 03/01/37	511
125		ARM, 3.193%, 12/01/34	132
131		ARM, 3.198%, 02/01/36	139
497		ARM, 3.485%, 04/01/34	524
198		ARM, 3.505%, 10/01/36	211
136		ARM, 3.505%, 02/01/37	144
656		ARM, 3.513%, 07/01/40	680
		FHLMC Gold Pools, 15 Year, Single Family,
10		4.500%, 08/01/18	10
–	(h)	5.500%, 06/01/17	—	(h)
4		6.000%, 04/01/18	4
9		6.500%, 11/01/17 – 02/01/19	9
		FHLMC Gold Pools, 20 Year, Single Family,
1,566		3.500%, 01/01/32 – 03/01/32	1,645
43		6.000%, 12/01/22	49
		FHLMC Gold Pools, 30 Year, Single Family,
4,804		3.000%, 08/01/43	4,862
525		4.000%, 09/01/35	555
3,095		4.500%, 05/01/41	3,345
2,538		5.000%, 09/01/34 – 08/01/40	2,808

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,153		5.500%, 10/01/33 – 07/01/35	1,308
256		6.000%, 12/01/33 – 01/01/34	295
932		6.500%, 11/01/34 – 11/01/36	1,067
295		7.000%, 07/01/32 – 10/01/36	335
172		FHLMC Gold Pools, FHA/VA, 10.000%, 10/01/30	185
		FHLMC Gold Pools, Other,
2,041		3.000%, 03/01/33	2,092
18,221		3.500%, 10/01/32 – 06/01/43	19,013
16,965		4.000%, 01/01/32 – 01/01/46	18,123
5,368		4.500%, 01/01/46	5,858
245		5.500%, 10/01/33 – 01/01/34	265
182		6.000%, 02/01/33	198
52		7.000%, 07/01/29	57
		FNMA,
1		ARM, 1.921%, 01/01/19	2
25		ARM, 2.399%, 09/01/27	25
1		ARM, 2.427%, 03/01/19	1
341		ARM, 2.540%, 05/01/35	359
113		ARM, 2.614%, 07/01/34	120
119		ARM, 2.652%, 11/01/33	126
42		ARM, 2.652%, 07/01/33	45
148		ARM, 2.659%, 01/01/36	155
188		ARM, 2.663%, 07/01/33	194
644		ARM, 2.666%, 01/01/33	667
60		ARM, 2.688%, 09/01/34	63
383		ARM, 2.706%, 08/01/34	402
273		ARM, 2.738%, 07/01/33	288
703		ARM, 2.780%, 01/01/35	730
313		ARM, 2.787%, 11/01/34	324
593		ARM, 2.807%, 11/01/34	624
346		ARM, 2.815%, 07/01/36	361
273		ARM, 2.835%, 05/01/34	286
207		ARM, 2.836%, 04/01/35	218
109		ARM, 2.845%, 05/01/35	114
98		ARM, 2.855%, 09/01/35	102
82		ARM, 2.868%, 09/01/34	86
132		ARM, 2.873%, 06/01/36	139
887		ARM, 2.901%, 09/01/35	921
217		ARM, 2.905%, 08/01/34	227
171		ARM, 2.908%, 10/01/34	181
344		ARM, 2.930%, 10/01/34	360
172		ARM, 2.930%, 04/01/34	180
1,102		ARM, 2.951%, 04/01/35	1,160
457		ARM, 2.974%, 06/01/35	480
369		ARM, 2.975%, 10/01/34	383
348		ARM, 2.995%, 01/01/35	366
257		ARM, 3.100%, 09/01/33	274
90		ARM, 3.205%, 02/01/35	95
133		ARM, 3.236%, 01/01/34	139
213		ARM, 3.372%, 10/01/36	227
52		ARM, 3.410%, 01/01/38	54
94		ARM, 3.625%, 02/01/34	97
36		ARM, 3.875%, 01/01/36	37
17		ARM, 3.920%, 03/01/29	18
		FNMA, 15 Year, Single Family,
58		4.000%, 08/01/18	60
418		4.500%, 06/01/18 – 12/01/19	427
236		5.000%, 06/01/18 – 08/01/24	250
76		5.500%, 03/01/20 – 07/01/20	77
1,488		6.000%, 08/01/17 – 01/01/24	1,598
20		6.500%, 08/01/17 – 08/01/20	21
1		7.000%, 06/01/17 – 09/01/17	1
		FNMA, 20 Year, Single Family,
956		3.500%, 08/01/32	1,003
50		4.500%, 04/01/24	54
383		6.500%, 05/01/22 – 04/01/25	425
		FNMA, 30 Year, FHA/VA,
70		6.000%, 09/01/33	78
517		6.500%, 03/01/29 – 08/01/39	591
11		7.000%, 02/01/33	12
30		8.000%, 06/01/28	34
–	(h)	9.000%, 05/01/18	—	(h)
		FNMA, 30 Year, Single Family,
4,155		3.000%, 06/01/43	4,218
2,618		4.500%, 11/01/33 – 09/01/43	2,831
783		5.000%, 07/01/33 – 09/01/35	870
1,128		5.500%, 09/01/31 – 03/01/34	1,285
1,391		6.000%, 12/01/28 – 09/01/37	1,597
606		6.500%, 11/01/29 – 08/01/31	696
524		7.000%, 01/01/24 – 01/01/39	604
194		7.500%, 08/01/36 – 11/01/37	225
354		8.000%, 03/01/27 – 11/01/28	413
7		9.500%, 07/01/28	7
		FNMA, Other,
897		ARM, 1.795%, 03/01/22	900
3,383		1.735%, 05/01/20	3,367
1,896		1.940%, 07/01/19	1,902
222		2.030%, 08/01/19	225
2,500		2.120%, 09/01/21	2,482
1,400		2.150%, 04/01/19	1,406
3,521		2.340%, 12/01/22	3,566
1,841		2.350%, 05/01/23	1,852
3,500		2.400%, 12/01/22	3,551
2,785		2.420%, 06/01/23	2,827
4,000		2.450%, 11/01/22	4,067

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,388		2.510%, 06/01/23	1,416
6,796		2.520%, 10/01/22 – 05/01/23	6,924
2,500		2.660%, 12/01/22	2,569
3,000		2.670%, 07/01/22	3,087
3,073		2.705%, 04/01/23	3,149
3,040		2.750%, 03/01/22	3,135
1,565		2.770%, 05/01/22	1,616
5,145		2.780%, 06/01/27	5,190
4,396		2.783%, 07/01/23	4,517
10,934		2.790%, 05/01/27 – 06/01/27	10,989
4,975		2.840%, 01/01/25	5,103
6,500		2.900%, 12/01/24	6,671
12,000		2.920%, 12/01/24 – 05/01/30	11,905
1,367		2.940%, 05/01/22	1,419
6,222		2.950%, 08/01/23 – 12/01/24	6,446
2,976		2.960%, 06/01/27	3,031
7,465		2.970%, 12/01/24 – 06/01/30	7,573
6,411		2.980%, 03/01/22 – 07/01/22	6,671
994		2.990%, 01/01/25	1,029
2,309		3.000%, 01/01/43	2,326
2,351		3.020%, 07/01/23	2,447
3,103		3.030%, 06/01/35	3,083
13,000		3.040%, 12/01/24 – 04/01/30	13,209
5,666		3.050%, 04/01/22	5,894
6,595		3.070%, 01/01/22	6,860
14,150		3.080%, 04/01/30 – 06/01/30	14,300
8,850		3.100%, 05/01/30	8,968
6,170		3.110%, 12/01/24 – 12/01/26	6,386
11,706		3.120%, 01/01/22 – 06/01/35	11,832
2,935		3.140%, 12/01/26	3,029
1,350		3.150%, 12/01/21	1,407
2,591		3.160%, 02/01/22	2,706
3,000		3.170%, 02/01/30	3,055
3,786		3.200%, 02/01/22	3,953
9,219		3.230%, 11/01/20	9,589
4,235		3.240%, 12/01/26	4,402
13,769		3.250%, 07/01/25 – 09/01/26	14,345
3,973		3.260%, 12/01/26	4,135
13,879		3.290%, 10/01/20 – 11/01/26	14,478
8,022		3.300%, 12/01/26 – 07/01/30	8,315
3,000		3.340%, 02/01/27	3,176
1,946		3.350%, 09/01/30	2,014
807		3.372%, 11/01/20	841
2,000		3.380%, 12/01/23	2,118
1,364		3.430%, 09/01/20	1,426
8,160		3.500%, 12/01/32 – 05/01/33	8,531
1,833		3.520%, 01/01/18	1,838
3,000		3.540%, 10/01/20	3,148
2,000		3.550%, 02/01/30	2,112
2,500		3.590%, 08/01/23	2,679
2,696		3.600%, 09/01/20	2,834
937		3.640%, 01/01/25	1,003
1,500		3.690%, 11/01/23	1,610
4,356		3.730%, 07/01/22	4,622
1,780		3.740%, 07/01/20	1,870
4,896		3.760%, 10/01/23 – 11/01/23	5,266
4,000		3.765%, 12/01/25	4,330
3,000		3.770%, 09/01/21	3,188
3,589		3.783%, 01/01/26	3,883
6,332		3.790%, 09/01/21	6,741
1,510		3.870%, 01/01/21	1,601
3,761		3.930%, 07/01/20 – 01/01/21	3,983
6,440		3.950%, 07/01/20 – 07/01/21	6,869
1,803		3.970%, 12/01/25	1,973
6,601		4.000%, 10/01/32 – 07/01/42	7,018
4,370		4.130%, 11/01/19 – 08/01/21	4,625
1,770		4.240%, 11/01/19	1,862
4,380		4.250%, 04/01/21	4,722
1,977		4.260%, 07/01/21	2,136
1,118		4.283%, 01/01/21	1,194
2,285		4.300%, 08/01/20 – 04/01/21	2,362
1,285		4.313%, 07/01/21	1,386
2,012		4.330%, 04/01/21	2,169
5,000		4.340%, 06/01/21	5,422
1,843		4.369%, 02/01/20	1,951
659		4.381%, 04/01/20	700
1,904		4.390%, 05/01/21	2,059
2,000		4.400%, 02/01/20	2,123
2,744		4.480%, 02/01/21	2,965
8,541		4.500%, 12/01/43 – 03/01/44	9,348
6,765		4.540%, 01/01/20 – 07/01/26	7,348
1,792		5.240%, 07/01/19	1,903
173		5.500%, 09/01/17 – 09/01/33	193
216		6.000%, 09/01/37	239
152		6.500%, 01/01/36 – 07/01/36	167
47		7.000%, 10/01/46	50
10		10.500%, 04/15/19	10
–	(h)	GNMA I, 15 Year, Single Family, 6.500%, 06/15/17	—	(h)
		GNMA I, 30 Year, Single Family,
193		6.500%, 03/15/28 – 04/15/33	214
131		7.000%, 02/15/33 – 06/15/33	154
29		7.500%, 11/15/22 – 09/15/28	31
5		8.000%, 08/15/28	6
114		9.500%, 10/15/24	122

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	GNMA II, 30 Year, Single Family,
1,868	4.250%, 03/20/45	2,010
173	4.500%, 08/20/33	187
1,408	6.000%, 09/20/38	1,586
39	7.500%, 02/20/28 – 09/20/28	45
59	8.000%, 12/20/25 – 09/20/28	68
22	8.500%, 05/20/25	24
	GNMA II, Other,
8,771	VAR, 4.381%, 06/20/63	9,267
9,280	VAR, 4.457%, 05/20/63	9,785
3,057	VAR, 4.464%, 05/20/63	3,220
1,897	VAR, 4.490%, 04/20/63	2,002

	Total Mortgage-Backed Securities (Cost $517,887)	526,377

Municipal Bonds — 0.4% (t)
	California — 0.1%
440	City of Los Angeles, Department of Airports, Series C, Rev., 6.582%, 05/15/39	572
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	504

		1,076

	New York — 0.2%
360	New York State Dormitory Authority, Series D, Rev., 5.600%, 03/15/40	451
1,825	Port Authority of New York & New Jersey, Consolidated, 164th Series, Rev., 5.647%, 11/01/40	2,289
440	Port Authority of New York & New Jersey, Consolidated, 165th Series, Rev., 5.647%, 11/01/40	552
2,060	Port Authority of New York & New Jersey, Consolidated, 174th Series, Rev., 4.458%, 10/01/62	2,214

		5,506

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,853
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	213
325	Series A, Rev., 4.048%, 12/01/56	327
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,586

		3,979

	Total Municipal Bonds (Cost $9,186)	10,561

Supranational — 0.1%
3,000	African Development Bank, (Supranational), 8.800%, 09/01/19 (Cost $3,371)	3,431

U.S. Government Agency Securities — 3.2%
1,525	FHLB, 5.500%, 07/15/36	2,057
4,500	Financing Corp. STRIPS, Series 1P, 1.602%, 05/11/18 (n)	4,444
	FNMA,
940	1.757%, 10/09/19 (n)	901
6,000	4.214%, 06/01/17 (n)	6,000
13,319	Government Trust Certificate, Series 1-Z, 2.731%, 10/01/19 (n)	12,772
	Resolution Funding Corp. STRIPS,
2,150	1.338%, 01/15/21 (n)	2,014
11,360	1.678%, 10/15/19 (n)	10,973
510	2.184%, 10/15/25 (n)	411
30,450	2.292%, 07/15/20 (n)	28,902
580	2.874%, 01/15/26 (n)	463
12,930	2.946%, 10/15/20 (n)	12,204
	Tennessee Valley Authority,
304	4.625%, 09/15/60	365
4,196	5.250%, 09/15/39	5,493
1,115	5.880%, 04/01/36	1,528
	Tennessee Valley Authority STRIPS,
5,000	3.363%, 11/01/25 (n)	3,957
800	4.398%, 06/15/35 (n)	431
2,000	4.440%, 05/01/19 (n)	1,938

	Total U.S. Government Agency Securities (Cost $93,228)	94,853

U.S. Treasury Obligations — 16.8%
	U.S. Treasury Bond,
3,350	2.875%, 05/15/43	3,362
3,000	2.875%, 11/15/46	2,999
700	4.250%, 05/15/39	877
19,295	4.375%, 11/15/39	24,583
8,880	4.375%, 05/15/40	11,322
11,785	4.500%, 08/15/39	15,266
850	5.250%, 02/15/29	1,106
300	6.125%, 08/15/29	421
	U.S. Treasury Inflation Indexed Bond,
300	2.375%, 01/15/25	448
300	2.500%, 01/15/29	417
799	3.625%, 04/15/28	1,602
	U.S. Treasury Inflation Indexed Note,
2,453	0.125%, 01/15/22	2,663
630	1.375%, 07/15/18	729
607	1.375%, 01/15/20	715
	U.S. Treasury Note,
1,100	2.000%, 10/31/21	1,113

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,000	2.125%, 01/31/21	1,019
29,000	2.125%, 08/15/21	29,535
700	2.625%, 08/15/20	725
7,250	3.125%, 05/15/21	7,662
	U.S. Treasury STRIPS,
23,265	1.917%, 05/15/21 (n)	21,763
2,755	2.206%, 02/15/20 (n)	2,650
14,000	2.216%, 11/15/23 (n)	12,275
12,570	2.254%, 08/15/23 (n)	11,090
2,200	2.341%, 02/15/24 (n)	1,914
18,545	2.343%, 05/15/22 (n)	16,901
17,095	2.455%, 02/15/21 (n)	16,073
14,400	2.606%, 11/15/22 (n)	12,943
1,000	2.704%, 02/15/25 (n)	847
15,768	2.731%, 02/15/22 (n)	14,465
1,500	2.747%, 05/15/25 (n)	1,260
11,100	2.824%, 08/15/21 (n)	10,310
15,400	2.857%, 05/15/23 (n)	13,670
4,800	2.917%, 08/15/22 (n)	4,345
14,395	2.961%, 08/15/32 (n)	9,667
33,050	2.972%, 05/15/32 (n)	22,352
9,575	3.129%, 02/15/32 (n)	6,527
5,000	3.245%, 05/15/31 (n)	3,496
9,980	3.289%, 11/15/21 (n)	9,220
38,462	3.303%, 02/15/23 (n)	34,348
800	3.315%, 05/15/35 (n)	488
6,650	3.330%, 11/15/29 (n)	4,859
1,592	3.350%, 08/15/26 (n)	1,287
6,015	3.491%, 05/15/28 (n)	4,611
10,650	3.570%, 11/15/31 (n)	7,319
6,600	3.623%, 05/15/34 (n)	4,170
9,500	3.682%, 02/15/34 (n)	6,059
1,650	3.729%, 08/15/34 (n)	1,034
5,500	3.757%, 02/15/33 (n)	3,630
14,577	3.823%, 05/15/19 (n)	14,208
39,504	3.862%, 05/15/20 (n)	37,811
9,700	3.914%, 08/15/31 (n)	6,727
10,140	3.925%, 11/15/32 (n)	6,749
16,500	4.123%, 05/15/33 (n)	10,804
8,000	4.212%, 02/15/31 (n)	5,644
11,020	4.412%, 08/15/20 (n)	10,489
6,400	4.493%, 05/15/30 (n)	4,618
600	4.815%, 02/15/26 (n)	492
12,800	4.843%, 08/15/30 (n)	9,157
600	4.855%, 08/15/24 (n)	515
4,750	4.981%, 11/15/33 (n)	3,057
9,925	5.066%, 11/15/30 (n)	7,053
5,190	5.333%, 08/15/19 (n)	5,037
100	5.351%, 08/15/35 (n)	61
1,200	5.505%, 02/15/35 (n)	738
3,050	5.735%, 08/15/33 (n)	1,982
1,500	6.200%, 05/15/26 (n)	1,221
2,500	6.260%, 11/15/28 (n)	1,886
2,550	6.302%, 05/15/27 (n)	2,013
200	6.334%, 05/15/24 (n)	173

	Total U.S. Treasury Obligations (Cost $473,560)	496,572

Loan Assignment — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
4,449	Lila Mexican Holdings LLC, Tranche B, VAR, 3.989%, 08/11/22 (Cost $4,328)	4,374

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
51,351	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $51,369)	51,372

	Total Investments — 99.8% (Cost $2,857,807)	2,956,628
	Other Assets in Excess of Liabilities — 0.2%	7,237

	NET ASSETS — 100.0%	$2,963,865

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CMBS	—	Commercial Mortgage Backed Security
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the prefunded date, next put date, or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
[1]	—	Security matures in 2110.
[2]	—	Security matures in 2115.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,826
Aggregate gross unrealized depreciation	(13,005)

Net unrealized appreciation/depreciation	$98,821

Federal income tax cost of investments	$2,857,807

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$233,648	$133,950	$367,598
Collateralized Mortgage Obligations	—	418,424	15,398	433,822
Commercial Mortgage-Backed Securities	—	94,602	9,342	103,944
Corporate Bonds
Consumer Discretionary	—	47,381	—	47,381
Consumer Staples	—	37,313	—	37,313
Energy	—	90,980	—	90,980
Financials	—	326,551	—	326,551
Health Care	—	44,206	—	44,206
Industrials	—	53,477	—	53,477
Information Technology	—	46,320	—	46,320
Materials	—	21,848	—	21,848
Real Estate	—	26,482	—	26,482
Telecommunication Services	—	49,326	—	49,326
Utilities	—	71,798	—	71,798

Total Corporate Bonds	—	815,682	—	815,682

Foreign Government Securities	—	48,042	—	48,042
Mortgage-Backed Securities	—	526,377	—	526,377
Municipal Bonds	—	10,561	—	10,561
Supranational	—	3,431	—	3,431
U.S. Government Agency Securities	—	94,853	—	94,853
U.S. Treasury Obligations	—	496,572	—	496,572
Loan Assignment
Consumer Discretionary	—	—	4,374	4,374
Short-Term Investment
Investment Company	51,372	—	—	51,372

Total Investments in Securities	$51,372	$2,742,192	$163,064	$2,956,628

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$131,541	$18	$406	$(25)	$13,536	$(25,648)	$21,677	$(7,555)	$133,950
Collateralized Mortgage Obligations	16,382	13	250	(152)	—	(1,095)	—	—	15,398
Commercial Mortgage-Backed Securities	8,819	—	38	(25)	—	(734)	1,244	—	9,342
Loan Assignment — Consumer Discretionary	—	—	(7)	6	—	(328)	4,703	—	4,374

	$156,742	$31	$687	$(196)	$13,536	$(27,805)	$27,624	$(7,555)	$163,064

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $684,000.

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Range (Weighted Average)
	$81,637	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.71%)	0.00% - 40.00% (7.08%)
			Constant Default Rate	0.00% - 50.00% (12.68%)	0.00% - 30.00% (4.08%)
			Yield (Discount Rate of Cash Flows)	1.78% - 7.48% (4.36%)	1.88% - 7.80% (3.54%)
	618	Pending Sale Amount	Expected Recovery		48.00% of par (48.00% of par)

Asset-Backed Securities	82,255

	13,495	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (10.22%)	0.00% - 30.00% (12.30%)
			PSA Prepayment Model		304.00% - 304.00% (304.00%)
			Constant Default Rate	0.00% - 7.91% (3.90%)	0.00% - 9.64% (3.30%)

			Yield (Discount Rate of Cash Flows)	0.74% - 59.37% (5.78%)	0.47% - 190.64% (6.54%)
Collateralized Mortgage Obligations	13,495

	4,693	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.00%)	0.00% - 100.00% (13.26%)
			Constant Default Rate	0.00% - 0.00% (0.00%)	- ( )
			Yield (Discount Rate of Cash Flows)	0.61 - 7.35% (4.13%)	1.49% - 7.50% (5.03%)

Commercial Mortgage-Backed Securities	4,693

Total	$100,443

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $62,621,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.0%
31	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.824%, 12/27/22 (e)	31
152	American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.950%, 01/15/23	163
245	American Credit Acceptance Receivables Trust, Series 2015-2, Class C, 4.320%, 05/12/21 (e)	250
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	750
70	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	70
	B2R Mortgage Trust,
114	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	114
241	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	245
118	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	118
18	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.394%, 04/25/36	18
	CarFinance Capital Auto Trust,
69	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	70
48	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	48
52	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	51
100	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	48
	Citi Held For Asset Issuance,
270	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	273
400	Series 2016-MF1, Class B, 6.640%, 08/15/22 (e)	418
131	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	133
575	Colony American Homes, Series 2014-2A, Class A, VAR, 1.934%, 07/17/31 (e)	574
14	Continental Airlines Pass-Through Trust, Series 1999-2, Class A-1, 7.256%, 03/15/20	15
	CPS Auto Receivables Trust,
17	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	18
35	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	35
51	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	51
282	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	282
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	431
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	317
124	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	124
250	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	253
48	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	56
33	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.950%, 05/23/19	34
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	180
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	326
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	228
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	308
26	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	26
	Exeter Automobile Receivables Trust,
34	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	34
2	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	2
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	502
48	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	48
75	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	75
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	324
370	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	376
413	Federal Express Corp. Pass-Through Trust, Series 981A, 6.720%, 01/15/22	455

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	First Investors Auto Owner Trust,
69	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	69
47	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	47
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	102
	FirstKey Lending Trust,
280	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	280
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	145
	Flagship Credit Auto Trust,
35	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	35
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
73	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	73
328	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	329
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	116
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	117
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	429
326	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	327
38	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	32
	GLS Auto Receivables Trust,
95	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	95
339	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	339
88	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	88
	GO Financial Auto Securitization Trust,
112	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	112
33	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	33
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	270
91	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	91
531	Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class DT2, 4.669%, 10/15/48 (e)	530
5	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 2.210%, 11/20/36	5
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	349
1,498	LV Tower 52 Issuer, Series 2013-1, Class A, 5.750%, 02/15/23 (e)	1,491
	Nationstar HECM Loan Trust,
47	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	47
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	296
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	280
50	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 05/15/19	50
	NRPL Trust,
238	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	237
520	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	520
200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	197
	Ocwen Master Advance Receivables Trust,
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	294
	OneMain Financial Issuance Trust,
289	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	289
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	407
844	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	845
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	232
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	494
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.690%, 07/08/21 (e)	479
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	322
	Progress Residential Trust,
857	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	860

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
351		Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	351
786		Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	797
200		Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	206
850		Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	853
8		RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.324%, 03/25/36	7
35		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.414%, 01/25/36	28
23		Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	23
461		Springleaf Funding Trust, Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	466
375		Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 03/16/20	374
266		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.939%, 10/15/18 (e)	266
115		Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 2.251%, 05/17/32 (e)	115
21		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	21
51		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	51
187		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	189
585		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	586
163		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	165
		Westlake Automobile Receivables Trust,
200		Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	203
127		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	128
		World Omni Auto Receivables Trust,
103		Series 2013-B, Class A4, 1.320%, 01/15/20	103
51		Series 2015-A, Class A3, 1.340%, 05/15/20	51

		Total Asset-Backed Securities (Cost $24,806)	25,004

Collateralized Mortgage Obligations — 23.6%
273		Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	273
165		Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	165
		Alternative Loan Trust,
1,198		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,194
190		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	175
88		Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	88
60		ASG Resecuritization Trust, Series 2009-3, Class A65, VAR, 2.742%, 03/26/37 (e)	60
21		Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	17
–	(h)	Banc of America Mortgage Trust, Series 2004-1, Class APO, PO, 02/25/34	—	(h)
191		BCAP LLC Trust, Series 2010-RR7, Class 2A1, VAR, 3.144%, 07/26/45 (e)	189
59		Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	59
		CHL Mortgage Pass-Through Trust,
39		Series 2004-5, Class 1A4, 5.500%, 06/25/34	40
20		Series 2004-HYB3, Class 2A, VAR, 3.247%, 06/20/34	19
191		Series 2005-22, Class 2A1, VAR, 3.219%, 11/25/35	164
		Citigroup Global Markets Mortgage Securities VII, Inc.,
35		Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	35
–	(h)	Series 2003-UP2, Class PO1, PO, 12/25/18	1
13		Citigroup Mortgage Loan Trust, Series 2008-AR4, Class 1A1A, VAR, 3.539%, 11/25/38 (e)	13
		Citigroup Mortgage Loan Trust, Inc.,
8		Series 2003-UP3, Class A3, 7.000%, 09/25/33	8
8		Series 2003-UST1, Class A1, 5.500%, 12/25/18	8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 2003-UST1, Class PO1, PO, 12/25/18	1
1		Series 2003-UST1, Class PO3, PO, 12/25/18	1
6		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	6
		CSMC,
147		Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	147
2		Series 2011-16R, Class 7A3, VAR, 3.028%, 12/27/36 (e)	2
62		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 4.157%, 06/25/20	60
2		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	2
24		FHLMC – GNMA, Series 24, Class ZE, 6.250%, 11/25/23	26
		FHLMC REMIC,
–	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
–	(h)	Series 99, Class Z, 9.500%, 01/15/21	1
4		Series 114, Class H, 6.950%, 01/15/21	4
–	(h)	Series 1079, Class S, HB, IF, 30.619%, 05/15/21	—	(h)
–	(h)	Series 1084, Class F, VAR, 1.944%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 40.750%, 05/15/21	—	(h)
3		Series 1144, Class KB, 8.500%, 09/15/21	4
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	—	(h)
2		Series 1206, Class IA, 7.000%, 03/15/22	3
1		Series 1250, Class J, 7.000%, 05/15/22	2
7		Series 1343, Class LA, 8.000%, 08/15/22	8
33		Series 1466, Class PZ, 7.500%, 02/15/23	37
–	(h)	Series 1470, Class F, VAR, 1.591%, 02/15/23	—	(h)
12		Series 1491, Class I, 7.500%, 04/15/23	13
11		Series 1518, Class G, IF, 7.985%, 05/15/23	13
10		Series 1541, Class O, VAR, 1.630%, 07/15/23	10
3		Series 1602, Class SA, IF, 19.518%, 10/15/23	4
36		Series 1608, Class L, 6.500%, 09/15/23	40
4		Series 1671, Class L, 7.000%, 02/15/24	5
6		Series 1700, Class GA, PO, 02/15/24	6
61		Series 1706, Class K, 7.000%, 03/15/24	67
203		Series 1720, Class PL, 7.500%, 04/15/24	224
8		Series 1745, Class D, 7.500%, 08/15/24	9
12		Series 1798, Class F, 5.000%, 05/15/23	13
–	(h)	Series 1807, Class G, 9.000%, 10/15/20	—	(h)
72		Series 1927, Class PH, 7.500%, 01/15/27	83
31		Series 1981, Class Z, 6.000%, 05/15/27	33
10		Series 1987, Class PE, 7.500%, 09/15/27	12
4		Series 2033, Class SN, HB, IF, 28.812%, 03/15/24	2
12		Series 2038, Class PN, IO, 7.000%, 03/15/28	2
64		Series 2040, Class PE, 7.500%, 03/15/28	74
2		Series 2056, Class TD, 6.500%, 05/15/18	2
67		Series 2063, Class PG, 6.500%, 06/15/28	75
8		Series 2064, Class TE, 7.000%, 06/15/28	9
45		Series 2075, Class PH, 6.500%, 08/15/28	49
44		Series 2075, Class PM, 6.250%, 08/15/28	48
14		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
28		Series 2125, Class JZ, 6.000%, 02/15/29	31
7		Series 2163, Class PC, IO, 7.500%, 06/15/29	1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
129		Series 2169, Class TB, 7.000%, 06/15/29	147
48		Series 2172, Class QC, 7.000%, 07/15/29	56
–	(h)	Series 2196, Class TL, 7.500%, 11/15/29	—	(h)
23		Series 2201, Class C, 8.000%, 11/15/29	27
61		Series 2210, Class Z, 8.000%, 01/15/30	73
16		Series 2224, Class CB, 8.000%, 03/15/30	19
34		Series 2256, Class MC, 7.250%, 09/15/30	40
34		Series 2259, Class ZM, 7.000%, 10/15/30	39
29		Series 2271, Class PC, 7.250%, 12/15/30	34
19		Series 2283, Class K, 6.500%, 12/15/23	21
15		Series 2296, Class PD, 7.000%, 03/15/31	18
7		Series 2306, Class K, PO, 05/15/24	7
17		Series 2306, Class SE, IF, IO, 8.370%, 05/15/24	3
27		Series 2333, Class HC, 6.000%, 07/15/31	30
289		Series 2344, Class ZD, 6.500%, 08/15/31	337
35		Series 2344, Class ZJ, 6.500%, 08/15/31	38
24		Series 2345, Class NE, 6.500%, 08/15/31	26
8		Series 2347, Class VP, 6.500%, 03/15/20	9
27		Series 2351, Class PZ, 6.500%, 08/15/31	31
24		Series 2410, Class NG, 6.500%, 02/15/32	27
35		Series 2410, Class OE, 6.375%, 02/15/32	38
16		Series 2410, Class QX, IF, IO, 7.661%, 02/15/32	4
61		Series 2412, Class SP, IF, 14.122%, 02/15/32	78
18		Series 2423, Class MC, 7.000%, 03/15/32	21
38		Series 2423, Class MT, 7.000%, 03/15/32	44
129		Series 2435, Class CJ, 6.500%, 04/15/32	145
39		Series 2441, Class GF, 6.500%, 04/15/32	45
38		Series 2444, Class ES, IF, IO, 6.961%, 03/15/32	9
51		Series 2450, Class GZ, 7.000%, 05/15/32	60
15		Series 2450, Class SW, IF, IO, 7.011%, 03/15/32	3
61		Series 2455, Class GK, 6.500%, 05/15/32	69
86		Series 2466, Class DH, 6.500%, 06/15/32	97
45		Series 2474, Class NR, 6.500%, 07/15/32	50
78		Series 2484, Class LZ, 6.500%, 07/15/32	88
75		Series 2500, Class MC, 6.000%, 09/15/32	85
117		Series 2512, Class PG, 5.500%, 10/15/22	127
21		Series 2535, Class BK, 5.500%, 12/15/22	22
5		Series 2537, Class TE, 5.500%, 12/15/17	5
149		Series 2543, Class YX, 6.000%, 12/15/32	168
173		Series 2568, Class KG, 5.500%, 02/15/23	186
270		Series 2575, Class ME, 6.000%, 02/15/33	305
23		Series 2586, Class WI, IO, 6.500%, 03/15/33	4
10		Series 2622, Class PE, 4.500%, 05/15/18	10
6		Series 2631, Class LC, 4.500%, 06/15/18	6
10		Series 2651, Class VZ, 4.500%, 07/15/18	10
3		Series 2744, Class TU, 5.500%, 05/15/32	3
31		Series 2934, Class EC, PO, 02/15/20	30
57		Series 2990, Class SL, HB, IF, 20.847%, 06/15/34	75
789		Series 2990, Class UZ, 5.750%, 06/15/35	899
89		Series 2999, Class ND, 4.500%, 07/15/20	90
3		Series 3068, Class AO, PO, 01/15/35	3
84		Series 3117, Class EO, PO, 02/15/36	75
9		Series 3117, Class OK, PO, 02/15/36	8
109		Series 3122, Class OH, PO, 03/15/36	99

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
129		Series 3137, Class XP, 6.000%, 04/15/36	147
6		Series 3149, Class SO, PO, 05/15/36	5
194		Series 3152, Class MO, PO, 03/15/36	171
71		Series 3171, Class MO, PO, 06/15/36	66
29		Series 3179, Class OA, PO, 07/15/36	27
272		Series 3202, Class HI, IF, IO, 5.656%, 08/15/36	51
42		Series 3232, Class ST, IF, IO, 5.706%, 10/15/36	7
12		Series 3253, Class PO, PO, 12/15/21	12
13		Series 3316, Class JO, PO, 05/15/37	12
505		Series 3417, Class EO, PO, 11/15/36	473
145		Series 3481, Class SJ, IF, IO, 4.856%, 08/15/38	23
54		Series 3607, Class AO, PO, 04/15/36	48
226		Series 3607, Class OP, PO, 07/15/37	194
35		Series 3611, Class PO, PO, 07/15/34	31
375		Series 3680, Class MA, 4.500%, 07/15/39	400
56		Series 3804, Class FN, VAR, 1.444%, 03/15/39	56
346		Series 3819, Class ZQ, 6.000%, 04/15/36	392
117		Series 3997, Class PF, VAR, 1.444%, 11/15/39	118
623		Series 4219, Class JA, 3.500%, 08/15/39	650
864		Series 4374, Class NC, SUB, 2.750%, 02/15/46	899
		FHLMC STRIPS,
10		Series 243, Class 16, IO, 4.500%, 11/15/20	—	(h)
668		Series 262, Class 35, 3.500%, 07/15/42	697
		FHLMC Structured Pass-Through Securities Certificates,
30		Series T-41, Class 3A, VAR, 5.788%, 07/25/32	33
26		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	32
257		Series T-54, Class 2A, 6.500%, 02/25/43	305
86		Series T-54, Class 3A, 7.000%, 02/25/43	102
664		Series T-56, Class A5, 5.231%, 05/25/43	753
21		Series T-58, Class APO, PO, 09/25/43	17
177		Series T-76, Class 2A, VAR, 1.862%, 10/25/37	182
		FHLMC, Multifamily Structured Pass-Through Certificates,
581		Series KF12, Class A, VAR, 1.691%, 09/25/22	583
500		Series KSMC, Class A2, 2.615%, 01/25/23	510
		First Horizon Mortgage Pass-Through Trust,
72		Series 2004-AR7, Class 2A2, VAR, 2.906%, 02/25/35	73
69		Series 2005-AR1, Class 2A2, VAR, 3.173%, 04/25/35	69
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	—	(h)
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
–	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
–	(h)	Series 1990-7, Class B, 8.500%, 01/25/20	—	(h)
–	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
–	(h)	Series 1990-63, Class H, 9.500%, 06/25/20	—	(h)
–	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
4		Series 1990-102, Class J, 6.500%, 08/25/20	4
1		Series 1990-120, Class H, 9.000%, 10/25/20	1
–	(h)	Series 1990-134, Class SC, HB, IF, 20.114%, 11/25/20	—	(h)
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 15.942%, 05/25/21	1
17		Series 1992-107, Class SB, HB, IF, 27.048%, 06/25/22	23

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 1992-143, Class MA, 5.500%, 09/25/22	1
11		Series 1993-25, Class J, 7.500%, 03/25/23	12
64		Series 1993-37, Class PX, 7.000%, 03/25/23	69
23		Series 1993-54, Class Z, 7.000%, 04/25/23	24
5		Series 1993-62, Class SA, IF, 19.154%, 04/25/23	6
6		Series 1993-122, Class M, 6.500%, 07/25/23	6
3		Series 1993-165, Class SD, IF, 13.620%, 09/25/23	3
11		Series 1993-178, Class PK, 6.500%, 09/25/23	12
161		Series 1993-183, Class KA, 6.500%, 10/25/23	179
70		Series 1993-189, Class PL, 6.500%, 10/25/23	76
16		Series 1993-247, Class SA, HB, IF, 28.394%, 12/25/23	24
1		Series 1994-9, Class E, PO, 11/25/23	1
45		Series 1996-14, Class SE, IF, IO, 8.330%, 08/25/23	8
5		Series 1996-59, Class J, 6.500%, 08/25/22	5
19		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
16		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	—	(h)
14		Series 1997-27, Class J, 7.500%, 04/18/27	16
16		Series 1997-29, Class J, 7.500%, 04/20/27	19
38		Series 1997-39, Class PD, 7.500%, 05/20/27	44
10		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
1		Series 1998-4, Class C, PO, 04/25/23	1
8		Series 1998-36, Class ZB, 6.000%, 07/18/28	9
103		Series 1998-43, Class EA, PO, 04/25/23	98
72		Series 2000-2, Class ZE, 7.500%, 02/25/30	84
16		Series 2001-4, Class PC, 7.000%, 03/25/21	17
45		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	10
53		Series 2001-36, Class DE, 7.000%, 08/25/31	62
11		Series 2001-44, Class PD, 7.000%, 09/25/31	13
59		Series 2001-48, Class Z, 6.500%, 09/25/21	63
10		Series 2001-49, Class Z, 6.500%, 09/25/31	12
8		Series 2001-81, Class LO, PO, 01/25/32	8
21		Series 2002-1, Class HC, 6.500%, 02/25/22	23
9		Series 2002-1, Class SA, HB, IF, 21.968%, 02/25/32	14
33		Series 2002-21, Class PE, 6.500%, 04/25/32	37
33		Series 2002-28, Class PK, 6.500%, 05/25/32	36
37		Series 2002-37, Class Z, 6.500%, 06/25/32	42
–	(h)	Series 2002-94, Class BK, 5.500%, 01/25/18	—	(h)
134		Series 2003-22, Class UD, 4.000%, 04/25/33	143
56		Series 2003-34, Class GB, 6.000%, 03/25/33	56
304		Series 2003-34, Class GE, 6.000%, 05/25/33	342
8		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
130		Series 2003-47, Class PE, 5.750%, 06/25/33	146
15		Series 2003-52, Class SX, IF, 19.978%, 10/25/31	21
16		Series 2003-64, Class SX, IF, 11.124%, 07/25/33	20
97		Series 2003-71, Class DS, IF, 6.066%, 08/25/33	106
–	(h)	Series 2003-80, Class SY, IF, IO, 6.659%, 06/25/23	—	(h)
27		Series 2003-83, Class PG, 5.000%, 06/25/23	28
12		Series 2003-91, Class SD, IF, 10.849%, 09/25/33	14
117		Series 2003-116, Class SB, IF, IO, 6.609%, 11/25/33	24
9		Series 2003-130, Class SX, IF, 10.034%, 01/25/34	10
53		Series 2004-25, Class PC, 5.500%, 01/25/34	55
69		Series 2004-25, Class SA, IF, 16.801%, 04/25/34	95

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
36	Series 2004-36, Class PC, 5.500%, 02/25/34	37
80	Series 2004-36, Class SA, IF, 16.801%, 05/25/34	118
48	Series 2004-46, Class SK, IF, 13.776%, 05/25/34	61
489	Series 2004-50, Class VZ, 5.500%, 07/25/34	540
43	Series 2004-61, Class SH, IF, 19.896%, 11/25/32	63
38	Series 2004-74, Class SW, IF, 13.511%, 11/25/31	52
14	Series 2004-76, Class CL, 4.000%, 10/25/19	14
79	Series 2005-45, Class DC, HB, IF, 20.678%, 06/25/35	114
5	Series 2005-52, Class PA, 6.500%, 06/25/35	5
58	Series 2005-56, Class S, IF, IO, 5.719%, 07/25/35	9
101	Series 2005-56, Class TP, IF, 15.178%, 08/25/33	127
333	Series 2005-68, Class PG, 5.500%, 08/25/35	370
149	Series 2005-73, Class PS, IF, 14.141%, 08/25/35	196
60	Series 2005-74, Class CS, IF, 17.296%, 05/25/35	79
114	Series 2005-106, Class US, HB, IF, 20.935%, 11/25/35	168
381	Series 2005-121, Class DX, 5.500%, 01/25/26	408
106	Series 2006-27, Class OH, PO, 04/25/36	96
40	Series 2006-44, Class P, PO, 12/25/33	37
256	Series 2006-56, Class FC, VAR, 1.281%, 07/25/36	255
17	Series 2006-59, Class QO, PO, 01/25/33	17
39	Series 2006-65, Class QO, PO, 07/25/36	35
59	Series 2006-72, Class GO, PO, 08/25/36	54
114	Series 2006-77, Class PC, 6.500%, 08/25/36	129
47	Series 2006-79, Class DO, PO, 08/25/36	43
75	Series 2006-110, Class PO, PO, 11/25/36	67
97	Series 2006-124, Class HB, VAR, 3.133%, 11/25/36	103
56	Series 2007-14, Class ES, IF, IO, 5.449%, 03/25/37	10
48	Series 2007-79, Class SB, HB, IF, 20.385%, 08/25/37	72
260	Series 2007-81, Class GE, 6.000%, 08/25/37	282
132	Series 2007-88, Class VI, IF, IO, 5.516%, 09/25/37	28
383	Series 2007-91, Class ES, IF, IO, 5.469%, 10/25/37	68
62	Series 2007-106, Class A7, VAR, 6.182%, 10/25/37	69
107	Series 2007-116, Class HI, IO, VAR, 1.598%, 01/25/38	6
30	Series 2008-10, Class XI, IF, IO, 5.206%, 03/25/38	4
21	Series 2008-16, Class IS, IF, IO, 5.209%, 03/25/38	3
45	Series 2008-28, Class QS, IF, 17.728%, 04/25/38	61
110	Series 2008-46, Class HI, IO, VAR, 1.950%, 06/25/38	6
67	Series 2009-69, Class PO, PO, 09/25/39	62
758	Series 2009-71, Class BC, 4.500%, 09/25/24	815
183	Series 2009-103, Class MB, VAR, 3.275%, 12/25/39	195
949	Series 2010-47, Class MB, 5.000%, 09/25/39	1,046
225	Series 2010-71, Class HJ, 5.500%, 07/25/40	254
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,034
306	Series 2011-118, Class MT, 7.000%, 11/25/41	361
270	Series 2011-118, Class NT, 7.000%, 11/25/41	313
182	Series 2012-47, Class HF, VAR, 1.391%, 05/25/27	183
374	Series 2013-101, Class DO, PO, 10/25/43	297
360	Series 2013-128, Class PO, PO, 12/25/43	297
1	Series G-14, Class L, 8.500%, 06/25/21	1
4	Series G-18, Class Z, 8.750%, 06/25/21	4
3	Series G-35, Class M, 8.750%, 10/25/21	3
16	Series G92-35, Class E, 7.500%, 07/25/22	18

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series G92-42, Class Z, 7.000%, 07/25/22	1
–	(h)	Series G92-44, Class ZQ, 8.000%, 07/25/22	—	(h)
12		Series G92-54, Class ZQ, 7.500%, 09/25/22	13
4		Series G93-5, Class Z, 6.500%, 02/25/23	4
8		Series G95-1, Class C, 8.800%, 01/25/25	10
		FNMA REMIC Trust,
108		Series 2003-W1, Class 1A1, VAR, 5.555%, 12/25/42	119
22		Series 2003-W4, Class 2A, VAR, 6.161%, 10/25/42	26
13		Series 2007-W7, Class 1A4, HB, IF, 33.039%, 07/25/37	19
		FNMA STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
1		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
40		Series 300, Class 1, PO, 09/25/24	37
8		Series 329, Class 1, PO, 01/25/33	7
		FNMA Trust,
47		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	55
146		Series 2005-W3, Class 2AF, VAR, 1.211%, 03/25/45	143
		GNMA,
100		Series 1994-7, Class PQ, 6.500%, 10/16/24	109
14		Series 1999-30, Class S, IF, IO, 7.606%, 08/16/29	3
8		Series 2000-9, Class Z, 8.000%, 06/20/30	9
149		Series 2000-9, Class ZJ, 8.500%, 02/16/30	174
22		Series 2002-31, Class S, IF, IO, 7.706%, 01/16/31	5
60		Series 2002-47, Class PG, 6.500%, 07/16/32	70
72		Series 2002-47, Class PY, 6.000%, 07/20/32	80
73		Series 2002-47, Class ZA, 6.500%, 07/20/32	86
12		Series 2003-24, Class PO, PO, 03/16/33	11
264		Series 2003-40, Class TJ, 6.500%, 03/20/33	300
65		Series 2003-52, Class AP, PO, 06/16/33	57
18		Series 2004-28, Class S, IF, 16.928%, 04/16/34	26
36		Series 2004-71, Class SB, HB, IF, 24.589%, 09/20/34	57
23		Series 2004-73, Class AE, IF, 12.808%, 08/17/34	26
198		Series 2004-90, Class SI, IF, IO, 5.090%, 10/20/34	29
52		Series 2005-68, Class DP, IF, 14.037%, 06/17/35	65
371		Series 2005-68, Class KI, IF, IO, 5.307%, 09/20/35	61
587		Series 2006-38, Class ZK, 6.500%, 08/20/36	683
37		Series 2006-59, Class SD, IF, IO, 5.707%, 10/20/36	6
157		Series 2007-17, Class JI, IF, IO, 5.816%, 04/16/37	30
187		Series 2007-27, Class SA, IF, IO, 5.190%, 05/20/37	28
274		Series 2007-40, Class SB, IF, IO, 5.757%, 07/20/37	44
163		Series 2007-45, Class QA, IF, IO, 5.647%, 07/20/37	27
146		Series 2007-50, Class AI, IF, IO, 5.782%, 08/20/37	27
41		Series 2007-53, Class ES, IF, IO, 5.540%, 09/20/37	7
36		Series 2007-53, Class SW, IF, 17.227%, 09/20/37	50
15		Series 2007-71, Class SB, IF, IO, 5.707%, 07/20/36	—	(h)
83		Series 2007-72, Class US, IF, IO, 5.540%, 11/20/37	14
83		Series 2007-76, Class SA, IF, IO, 5.520%, 11/20/37	14
54		Series 2008-33, Class XS, IF, IO, 6.706%, 04/16/38	10
163		Series 2008-40, Class SA, IF, IO, 5.406%, 05/16/38	28
205		Series 2008-50, Class KB, 6.000%, 06/20/38	234
106		Series 2008-55, Class SA, IF, IO, 5.207%, 06/20/38	16
116		Series 2008-93, Class AS, IF, IO, 4.690%, 12/20/38	16
33		Series 2009-6, Class SA, IF, IO, 5.106%, 02/16/39	5
51		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	13

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
162	Series 2009-22, Class SA, IF, IO, 5.260%, 04/20/39	21
138	Series 2009-31, Class TS, IF, IO, 5.307%, 03/20/39	15
146	Series 2009-79, Class OK, PO, 11/16/37	134
944	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,070
282	Series 2009-106, Class ST, IF, IO, 5.007%, 02/20/38	46
58	Series 2010-14, Class AO, PO, 12/20/32	55
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,117
96	Series 2010-130, Class CP, 7.000%, 10/16/40	111
344	Series 2011-137, Class WA, VAR, 5.546%, 07/20/40	389
268	Series 2012-H21, Class DF, VAR, 1.633%, 05/20/61	269
75	Series 2012-H24, Class FA, VAR, 1.280%, 03/20/60	75
270	Series 2012-H26, Class MA, VAR, 1.380%, 07/20/62	270
682	Series 2012-H29, Class FA, VAR, 1.345%, 10/20/62	682
602	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	639
44	Series 2013-H03, Class FA, VAR, 1.130%, 08/20/60	44
772	Series 2014-H15, Class FA, VAR, 1.330%, 07/20/64	770
703	Series 2014-H17, Class FC, VAR, 1.330%, 07/20/64	702
684	Series 2015-H15, Class FJ, VAR, 1.270%, 06/20/65	681
639	Series 2015-H18, Class FA, VAR, 1.280%, 06/20/65	637
674	Series 2015-H20, Class FA, VAR, 1.300%, 08/20/65	672
772	Series 2015-H26, Class FG, VAR, 1.503%, 10/20/65	772
117	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	112
42	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	27
	JP Morgan Mortgage Trust,
371	Series 2003-A1, Class 1A1, VAR, 2.964%, 10/25/33	364
35	Series 2006-A2, Class 4A1, VAR, 3.178%, 08/25/34	35
115	Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	117
	MASTR Adjustable Rate Mortgages Trust,
34	Series 2004-3, Class 4A2, VAR, 3.039%, 04/25/34	32
96	Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	99
	MASTR Alternative Loan Trust,
117	Series 2003-9, Class 8A1, 6.000%, 01/25/34	121
229	Series 2004-4, Class 10A1, 5.000%, 05/25/24	238
15	Series 2004-7, Class 30PO, PO, 08/25/34	12
7	Series 2004-10, Class 1A1, 4.500%, 09/25/19	7
56	Series 2005-6, Class 3A1, 5.500%, 11/25/20	55
2	MASTR Asset Securitization Trust, Series 2004-8, Class PO, PO, 08/25/19	2
17	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	13
	Merrill Lynch Mortgage Investors Trust,
181	Series 2003-E, Class A1, VAR, 1.611%, 10/25/28	174
63	Series 2004-A, Class A1, VAR, 1.451%, 04/25/29	61
28	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.631%, 02/25/35	27
48	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	47
53	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	53
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
27	Series 2003-A1, Class A1, 5.500%, 05/25/33	28
19	Series 2003-A1, Class A2, 6.000%, 05/25/33	19
7	Series 2003-A1, Class A5, 7.000%, 04/25/33	7
	RALI Trust,
2	Series 2002-QS8, Class A5, 6.250%, 06/25/17	2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2	Series 2002-QS16, Class A3, IF, 14.552%, 10/25/17	2
3	Series 2003-QS3, Class A2, IF, 14.321%, 02/25/18	4
19	Series 2003-QS9, Class A3, IF, IO, 6.559%, 05/25/18	—	(h)
37	Series 2004-QS3, Class CB, 5.000%, 03/25/19	37
69	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	61
3	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	3
	Springleaf Mortgage Loan Trust,
83	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	83
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125
87	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	87
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	306
69	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	70
	Vendee Mortgage Trust,
283	Series 1993-1, Class ZB, 7.250%, 02/15/23	313
150	Series 1994-1, Class 1, VAR, 5.367%, 02/15/24	160
223	Series 1996-1, Class 1Z, 6.750%, 02/15/26	251
74	Series 1996-2, Class 1Z, 6.750%, 06/15/26	83
300	Series 1997-1, Class 2Z, 7.500%, 02/15/27	343
70	Series 1998-1, Class 2E, 7.000%, 03/15/28	82
	WaMu Mortgage Pass-Through Certificates Trust,
5	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	5
80	Series 2003-AR5, Class A7, VAR, 3.063%, 06/25/33	81
43	Series 2004-AR3, Class A2, VAR, 2.971%, 06/25/34	44
173	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	162
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
13	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	14
3	Series 2003-MS7, Class P, PO, 03/25/33	2
	Wells Fargo Mortgage-Backed Securities Trust,
30	Series 2003-K, Class 1A1, VAR, 2.902%, 11/25/33	30
51	Series 2004-EE, Class 3A1, VAR, 3.389%, 12/25/34	53
151	Series 2004-P, Class 2A1, VAR, 3.000%, 09/25/34	156
243	Series 2005-AR3, Class 1A1, VAR, 3.120%, 03/25/35	248

	Total Collateralized Mortgage Obligations (Cost $40,435)	42,022

Commercial Mortgage-Backed Securities — 3.9%
41	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	41
79	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	79
85	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	85
443	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.490%, 12/11/49 (e)	—	(h)
	Commercial Mortgage Trust,
132	Series 2014-PAT, Class A, VAR, 1.790%, 08/13/27 (e)	132
400	Series 2014-TWC, Class A, VAR, 1.840%, 02/13/32 (e)	401
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	296
	FNMA - ACES,
433	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	456
126	Series 2012-M11, Class FA, VAR, 1.312%, 08/25/19	126
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	473
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	658
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,013
820	Series 2015-M7, Class A2, 2.590%, 12/25/24	821

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
746	Series 2015-M17, Class FA, VAR, 1.981%, 11/25/22	750
23	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	22
	PFP Ltd., (Cayman Islands),
209	Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	209
100	Series 2015-2, Class C, VAR, 4.244%, 07/14/34 (e)	100
100	Series 2015-2, Class D, VAR, 4.992%, 07/14/34 (e)	98
	RAIT Trust,
25	Series 2015-FL4, Class A, VAR, 2.339%, 12/15/31 (e)	25
250	Series 2015-FL5, Class B, VAR, 4.889%, 01/15/31 (e)	250
	Resource Capital Corp. Ltd., (Cayman Islands),
65	Series 2015-CRE4, Class A, VAR, 2.394%, 08/15/32 (e)	65
153	Series 2015-CRE4, Class B, VAR, 3.994%, 08/15/32 (e)	151
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	120
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	527

	Total Commercial Mortgage-Backed Securities (Cost $6,935)	7,007

Corporate Bonds — 20.2%
	Consumer Discretionary — 1.1%
	Automobiles — 0.1%
150	Daimler Finance North America LLC, (Germany), 2.200%, 05/05/20 (e)	150

	Internet & Direct Marketing Retail — 0.1%
100	Amazon.com, Inc., 3.800%, 12/05/24	108

	Media — 0.8%
100	21st Century Fox America, Inc., 7.700%, 10/30/25	130
208	CBS Corp., 4.000%, 01/15/26	215
80	Comcast Corp., 3.375%, 08/15/25	82
78	Discovery Communications LLC, 4.375%, 06/15/21	83
200	NBCUniversal Media LLC, 2.875%, 01/15/23	204
35	Time Warner Cable LLC, 8.750%, 02/14/19	39
100	Time Warner Cos., Inc., 7.570%, 02/01/24	124
300	Time Warner, Inc., 3.600%, 07/15/25	300
	Viacom, Inc.,
11	3.250%, 03/15/23	11
180	3.875%, 04/01/24	182

		1,370

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
49	4.375%, 09/01/23	49
62	6.900%, 04/01/29	67
35	Nordstrom, Inc., 4.000%, 10/15/21	37

		153

	Specialty Retail — 0.0% (g)
100	O’Reilly Automotive, Inc., 3.550%, 03/15/26	101

	Total Consumer Discretionary	1,882

	Consumer Staples — 0.7%
	Beverages — 0.3%
150	Anheuser-Busch InBev Finance, Inc., (Belgium), 3.700%, 02/01/24	157
200	Coca-Cola Co. (The), 2.900%, 05/25/27	200
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	76

		433

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
90	4.000%, 02/01/24	95
30	6.150%, 01/15/20	33
100	Sysco Corp., 3.750%, 10/01/25	104
185	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	187

		419

	Food Products — 0.2%
100	Cargill, Inc., 3.300%, 03/01/22 (e)	104
	Kraft Heinz Foods Co.,
15	3.500%, 06/06/22	16
15	3.950%, 07/15/25	15
66	5.000%, 07/15/35	71
22	5.375%, 02/10/20	24
92	Mead Johnson Nutrition Co., 4.125%, 11/15/25	98

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
73	Tyson Foods, Inc., 3.950%, 08/15/24	76

		404

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
42	Procter & Gamble - Esop, Series A, 9.360%, 01/01/21	48

		68

	Total Consumer Staples	1,324

	Energy — 2.7%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	111
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	30
30	5.000%, 09/15/20	31
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
47	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	49

		236

	Oil, Gas & Consumable Fuels — 2.6%
	Apache Corp.,
42	3.250%, 04/15/22	43
25	6.900%, 09/15/18	26
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	31
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
60	3.506%, 03/17/25	62
166	3.814%, 02/10/24	175
	Buckeye Partners LP,
30	4.350%, 10/15/24	31
40	4.875%, 02/01/21	43
25	5.850%, 11/15/43	28
25	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	25
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
40	Chevron Corp., 2.355%, 12/05/22	40
200	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	211
58	Ecopetrol SA, (Colombia), 4.125%, 01/16/25	57
	Energy Transfer LP,
28	3.600%, 02/01/23	29
91	4.050%, 03/15/25	92
61	4.900%, 02/01/24	65
200	Eni SpA, (Italy), 4.150%, 10/01/20 (e)	210
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	75
	Enterprise Products Operating LLC,
37	3.750%, 02/15/25	38
49	3.900%, 02/15/24	52
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	106
300	4.150%, 01/15/26	319
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	258
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	55
175	Marathon Oil Corp., 6.000%, 10/01/17	178
67	Marathon Petroleum Corp., 3.625%, 09/15/24	67
36	Noble Energy, Inc., 5.625%, 05/01/21	37
91	Occidental Petroleum Corp., 3.500%, 06/15/25	94
	ONEOK Partners LP,
40	3.200%, 09/15/18	41
12	3.375%, 10/01/22	12
200	4.900%, 03/15/25	216
28	5.000%, 09/15/23	30
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25	58
69	4.875%, 01/18/24	70
149	6.375%, 02/04/21	163
	Plains All American Pipeline LP,
100	3.600%, 11/01/24	99
250	4.650%, 10/15/25	261
200	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	214
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	162
50	8.000%, 10/01/19	56
63	Spectra Energy Partners LP, 3.500%, 03/15/25	63
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	193
42	TC PipeLines LP, 3.900%, 05/25/27	42
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	181
100	6.500%, 08/15/18	106

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
30	7.125%, 01/15/19	32
86	Williams Partners LP, 3.900%, 01/15/25	88

		4,598

	Total Energy	4,834

	Financials — 8.1%
	Banks — 3.3%
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.600%, 09/23/19 (e)	202
	Bank of America Corp.,
150	3.300%, 01/11/23	153
485	3.875%, 08/01/25	502
42	4.125%, 01/22/24	44
100	5.000%, 05/13/21	109
154	Series L, 3.950%, 04/21/25	157
317	Barclays plc, (United Kingdom), 3.200%, 08/10/21	322
300	Capital One Bank USA NA, 3.375%, 02/15/23	303
	Citigroup, Inc.,
82	2.150%, 07/30/18	82
750	4.125%, 07/25/28	761
115	5.500%, 09/13/25	129
16	Comerica, Inc., 3.800%, 07/22/26	16
201	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	213
	Cooperatieve Rabobank UA, (Netherlands),
118	3.875%, 02/08/22	126
250	4.375%, 08/04/25	263
250	Discover Bank, 3.100%, 06/04/20	255
	HSBC Holdings plc, (United Kingdom),
200	2.650%, 01/05/22	200
200	4.250%, 08/18/25	207
300	4.875%, 01/14/22	328
250	Huntington National Bank (The), 2.875%, 08/20/20	255
50	KeyCorp, 5.100%, 03/24/21	55
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	202
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
133	PNC Financial Services Group, Inc. (The), 4.375%, 08/11/20	142
107	Regions Financial Corp., 3.200%, 02/08/21	110
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	215
	Wells Fargo & Co.,
99	3.000%, 02/19/25	98
21	4.100%, 06/03/26	22
30	4.300%, 07/22/27	32
400	VAR, 3.584%, 05/22/28	404

		5,943

	Capital Markets — 2.6%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	129
	Bank of New York Mellon Corp. (The),
150	3.250%, 09/11/24	154
75	4.600%, 01/15/20	80
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	168
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	319
38	3.125%, 01/13/21	38
62	3.375%, 05/12/21	63
	Goldman Sachs Group, Inc. (The),
137	3.750%, 05/22/25	140
120	4.000%, 03/03/24	126
80	5.750%, 01/24/22	91
349	VAR, 3.691%, 06/05/28	349
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	94
	Invesco Finance plc,
125	3.750%, 01/15/26	131
71	4.000%, 01/30/24	75
125	Jefferies Group LLC, 6.875%, 04/15/21	143
	Macquarie Bank Ltd., (Australia),
100	2.850%, 07/29/20 (e)	102
300	3.900%, 01/15/26 (e)	312
100	4.000%, 07/29/25 (e)	105
40	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	45
	Morgan Stanley,
300	2.750%, 05/19/22	301
83	3.700%, 10/23/24	86
330	4.000%, 07/23/25	345
155	5.000%, 11/24/25	169
166	5.500%, 07/24/20	182

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
100	5.500%, 07/28/21	111
100	5.750%, 01/25/21	111
100	6.625%, 04/01/18	104
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	93
17	Northern Trust Corp., VAR, 3.375%, 05/08/32	17
36	State Street Corp., 3.100%, 05/15/23	37
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	35
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	53
105	3.950%, 09/30/21	110
60	4.700%, 10/15/19	63

		4,570

	Consumer Finance — 0.5%
235	Capital One Financial Corp., 3.200%, 02/05/25	231
58	Caterpillar Financial Services Corp., 2.850%, 06/01/22	59
	Ford Motor Credit Co. LLC,
250	3.157%, 08/04/20	255
200	3.810%, 01/09/24	203
	John Deere Capital Corp.,
33	3.150%, 10/15/21	34
50	Series 14, 2.450%, 09/11/20	51
100	Synchrony Financial, 4.250%, 08/15/24	102

		935

	Diversified Financial Services — 1.0%
98	Berkshire Hathaway, Inc., 2.750%, 03/15/23	99
349	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	352
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	171
202	3.482%, 06/16/25 (e)	202
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	519
200	Series KK, 3.550%, 01/15/24	215
	Shell International Finance BV, (Netherlands),
42	1.125%, 08/21/17	42
100	3.250%, 05/11/25	103

		1,703

	Insurance — 0.7%
61	Allstate Corp. (The), 3.150%, 06/15/23	63
161	American International Group, Inc., 3.750%, 07/10/25	165
143	Aon plc, 3.875%, 12/15/25	148
130	Chubb INA Holdings, Inc., 2.875%, 11/03/22	133
	CNA Financial Corp.,
52	3.950%, 05/15/24	54
38	4.500%, 03/01/26	41
125	Guardian Life Global Funding, 2.500%, 05/08/22 (e)	125
35	Lincoln National Corp., 4.200%, 03/15/22	38
300	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	319
50	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	52
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	200

		1,338

	Total Financials	14,489

	Health Care — 1.3%
	Biotechnology — 0.5%
	AbbVie, Inc.,
214	2.850%, 05/14/23	213
35	3.200%, 11/06/22	36
	Amgen, Inc.,
44	3.625%, 05/15/22	46
40	5.700%, 02/01/19	43
75	Baxalta, Inc., 3.600%, 06/23/22	78
184	Biogen, Inc., 3.625%, 09/15/22	193
	Celgene Corp.,
98	3.250%, 08/15/22	101
161	3.625%, 05/15/24	167
	Gilead Sciences, Inc.,
13	2.500%, 09/01/23	13
25	3.500%, 02/01/25	26
57	3.650%, 03/01/26	58
21	3.700%, 04/01/24	22

		996

	Health Care Equipment & Supplies — 0.2%
300	Abbott Laboratories, 3.250%, 04/15/23	305

	Health Care Providers & Services — 0.5%
200	Aetna, Inc., 2.800%, 06/15/23	200
115	Anthem, Inc., 3.125%, 05/15/22	118
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	46

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
49	3.750%, 09/15/25	51
72	Express Scripts Holding Co., 3.500%, 06/15/24	72
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	218
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	117

		822

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
57	3.150%, 01/15/23	58
34	4.150%, 02/01/24	36

		94

	Pharmaceuticals — 0.1%
69	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	76
30	Merck & Co., Inc., 3.700%, 02/10/45	29

		105

	Total Health Care	2,322

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
43	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	43
68	BAE Systems Holdings, Inc., (United Kingdom), 3.800%, 10/07/24 (e)	71
174	Lockheed Martin Corp., 3.100%, 01/15/23	179

		293

	Building Products — 0.2%
200	CRH America Finance, Inc., (Ireland), 3.400%, 05/09/27 (e)	201
	Johnson Controls International plc,
99	3.750%, 12/01/21	104
32	3.900%, 02/14/26	34

		339

	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.600%, 03/15/18	51

	Construction & Engineering — 0.1%
41	ABB Finance USA, Inc., (Switzerland), 2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	73

		115

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	52

		79

	Industrial Conglomerates — 0.1%
34	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	37
152	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	161
49	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	49

		247

	Machinery — 0.1%
31	Caterpillar, Inc., 2.600%, 06/26/22	32
89	Deere & Co., 2.600%, 06/08/22	90
25	Parker-Hannifin Corp., 5.500%, 05/15/18	26

		148

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
162	CSX Corp., 3.250%, 06/01/27	164
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	29
48	5.250%, 10/01/20 (e)	53
	Penske Truck Leasing Co. LP,
53	2.875%, 07/17/18 (e)	54
200	3.375%, 02/01/22 (e)	206
	Ryder System, Inc.,
25	2.500%, 03/01/18	25
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	87
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	79

		904

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	59

	Total Industrials	2,235

	Information Technology — 0.5%
	Communications Equipment — 0.0% (g)
44	Cisco Systems, Inc., 2.950%, 02/28/26	44

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	105
63	7.500%, 01/15/27	78

		232

	IT Services — 0.1%
90	Total System Services, Inc., 3.750%, 06/01/23	93

	Semiconductors & Semiconductor Equipment — 0.2%
130	Intel Corp., 3.700%, 07/29/25	137
30	National Semiconductor Corp., 6.600%, 06/15/17	30
94	QUALCOMM, Inc., 3.250%, 05/20/27	94

		261

	Software — 0.0% (g)
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	34

		57

	Technology Hardware, Storage & Peripherals — 0.1%
	HP, Inc.,
118	4.375%, 09/15/21	126
45	4.650%, 12/09/21	49

		175

	Total Information Technology	862

	Materials — 0.9%
	Chemicals — 0.7%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	45
100	4.125%, 03/15/35	98
125	CF Industries, Inc., 7.125%, 05/01/20	138
	Dow Chemical Co. (The),
59	3.000%, 11/15/22	60
100	3.500%, 10/01/24	103
60	4.125%, 11/15/21	64
20	8.550%, 05/15/19	23
88	Ecolab, Inc., 3.250%, 01/14/23	91
246	Mosaic Co. (The), 4.250%, 11/15/23	259
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	25
41	Praxair, Inc., 2.650%, 02/05/25	41
51	Sherwin-Williams Co. (The), 3.450%, 06/01/27	52
150	Union Carbide Corp., 7.500%, 06/01/25	185

		1,184

	Construction Materials — 0.1%
200	CRH America, Inc., (Ireland), 3.875%, 05/18/25 (e)	209
78	Martin Marietta Materials, Inc., 3.450%, 06/01/27	78

		287

	Metals & Mining — 0.1%
95	BHP Billiton Finance USA Ltd., (Australia), 3.850%, 09/30/23	102
27	Nucor Corp., 4.000%, 08/01/23	29

		131

	Total Materials	1,602

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
80	3.500%, 01/31/23	82
38	5.000%, 02/15/24	42
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
62	EPR Properties, 4.500%, 06/01/27	62
125	Equity Commonwealth, 5.875%, 09/15/20	134
255	ERP Operating LP, 4.625%, 12/15/21	276
	HCP, Inc.,
38	3.400%, 02/01/25	37
205	3.875%, 08/15/24	209
17	4.200%, 03/01/24	18
	Prologis LP,
38	3.750%, 11/01/25	40
53	4.250%, 08/15/23	57
50	Realty Income Corp., 3.875%, 07/15/24	52
150	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	152
	Simon Property Group LP,
62	3.375%, 10/01/24	63
38	3.750%, 02/01/24	40
81	4.125%, 12/01/21	87
	Ventas Realty LP,
27	3.500%, 02/01/25	27
44	3.750%, 05/01/24	45
62	4.125%, 01/15/26	64

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
100	VEREIT Operating Partnership LP, 4.600%, 02/06/24	105
73	Welltower, Inc., 4.500%, 01/15/24	78

	Total Real Estate	1,715

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
25	3.000%, 06/30/22	25
141	3.400%, 05/15/25	139
227	3.600%, 02/17/23	232
52	3.950%, 01/15/25	53
34	4.450%, 04/01/24	36
150	4.600%, 02/15/21	160
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	459
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	165
31	Telefonica Emisiones SAU, (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
156	4.150%, 03/15/24	165
448	4.812%, 03/15/39 (e)	451

		1,946

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	171

	Total Telecommunication Services	2,117

	Utilities — 1.5%
	Electric Utilities — 0.9%
27	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	31
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	63
40	Duke Energy Progress LLC, 2.800%, 05/15/22	41
60	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	60
	Enel Finance International NV, (Italy),
200	3.625%, 05/25/27 (e)	197
100	5.125%, 10/07/19 (e)	107
186	Entergy Mississippi, Inc., 2.850%, 06/01/28	181
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	27
47	Kansas City Power & Light Co., 3.150%, 03/15/23	48
60	Nevada Power Co., 7.125%, 03/15/19	65
	NextEra Energy Capital Holdings, Inc.,
27	2.400%, 09/15/19	27
89	3.550%, 05/01/27	91
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	42
25	Ohio Power Co., 6.050%, 05/01/18	26
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	53
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	68
50	3.250%, 06/15/23	52
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
41	Southern California Edison Co., 1.845%, 02/01/22	41
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	33
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
40	Series A, 6.000%, 05/15/37	51

		1,605

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	34

	Independent Power and Renewable Electricity Producers — 0.3%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.250%, 06/15/22	76
37	PSEG Power LLC, 4.300%, 11/15/23	39
317	Southern Power Co., 4.150%, 12/01/25	334

		495

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Multi-Utilities — 0.3%
50		Consumers Energy Co., 5.650%, 04/15/20	55
79		DTE Energy Co., Series B, 3.300%, 06/15/22	81
200		NiSource Finance Corp., 3.850%, 02/15/23	209
48		Sempra Energy, 4.050%, 12/01/23	51
94		Southern Co. Gas Capital Corp., 3.500%, 09/15/21	98
87		WEC Energy Group, Inc., 3.550%, 06/15/25	90

			584

		Total Utilities	2,718

		Total Corporate Bonds (Cost $34,905)	36,100

Foreign Government Securities — 0.6%
150		Republic of Colombia, (Colombia), 7.375%, 09/18/37	193
		Republic of Poland, (Poland),
125		3.250%, 04/06/26	127
92		4.000%, 01/22/24	98
		United Mexican States, (Mexico),
250		3.600%, 01/30/25	252
244		3.625%, 03/15/22	253
116		4.000%, 10/02/23	121

		Total Foreign Government Securities (Cost $1,022)	1,044

Mortgage-Backed Securities — 11.7%
		FHLMC,
11		ARM, 2.625%, 07/01/26	11
20		ARM, 2.822%, 01/01/27	20
139		ARM, 3.005%, 08/01/36	146
40		ARM, 3.040%, 01/01/37	42
64		ARM, 3.060%, 09/01/36	68
51		ARM, 3.062%, 11/01/36	54
98		ARM, 3.181%, 03/01/37	102
90		ARM, 3.274%, 09/01/36	95
151		ARM, 3.287%, 12/01/34	161
155		ARM, 3.529%, 06/01/36	165
104		ARM, 3.658%, 04/01/38	111
58		ARM, 3.935%, 02/01/37	62
		FHLMC Gold Pools, 15 Year, Single Family,
21		4.000%, 06/01/19	21
2		4.500%, 10/01/18	3
–	(h)	5.500%, 06/01/17	—	(h)
1		6.000%, 04/01/18	1
21		6.500%, 02/01/19 - 03/01/22	23
		FHLMC Gold Pools, 20 Year, Single Family,
4		6.000%, 12/01/22	5
16		6.500%, 08/01/26	17
		FHLMC Gold Pools, 30 Year, Single Family,
41		6.000%, 01/01/34	48
36		7.000%, 04/01/26 - 02/01/37	42
4		7.500%, 08/01/25	4
4		8.000%, 07/01/20 - 11/01/24	4
11		8.500%, 07/01/28	13
84		FHLMC Gold Pools, FHA/VA, 10.000%, 10/01/30	90
		FHLMC Gold Pools, Other,
2,020		3.500%, 05/01/33 - 05/01/43	2,100
331		4.000%, 06/01/42	352
52		6.000%, 02/01/33	56
		FNMA,
977		ARM, 1.785%, 12/01/25	978
5		ARM, 2.399%, 09/01/27	5
–	(h)	ARM, 2.427%, 03/01/19	—	(h)
35		ARM, 2.635%, 08/01/35	37
95		ARM, 2.706%, 08/01/34	100
37		ARM, 2.753%, 02/01/37	39
76		ARM, 2.780%, 01/01/35	79
128		ARM, 2.787%, 09/01/34	135
63		ARM, 2.830%, 09/01/36	66
69		ARM, 2.837%, 04/01/35	73
102		ARM, 2.840%, 02/01/35	106
98		ARM, 2.855%, 09/01/35	102
–	(h)	ARM, 2.875%, 08/01/19	—	(h)
111		ARM, 2.901%, 09/01/35	115
86		ARM, 2.908%, 10/01/34	91
76		ARM, 2.943%, 04/01/33	80
62		ARM, 2.980%, 11/01/33	65
109		ARM, 3.017%, 01/01/35	115
41		ARM, 3.044%, 08/01/36	44
103		ARM, 3.100%, 09/01/33	110
60		ARM, 3.205%, 02/01/35	64
108		ARM, 3.311%, 02/01/37	113
86		ARM, 3.389%, 07/01/46	91
139		ARM, 3.785%, 02/01/36	147
3		ARM, 3.920%, 03/01/29	3

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
		FNMA, 15 Year, Single Family,
9		4.000%, 05/01/19	10
46		4.500%, 05/01/18 - 05/01/19	47
63		5.000%, 06/01/18 - 04/01/19	65
26		5.500%, 01/01/20 - 06/01/20	27
108		6.000%, 03/01/21 - 01/01/24	115
6		6.500%, 10/01/17 - 08/01/20	6
45		FNMA, 20 Year, Single Family, 6.500%, 05/01/22	50
		FNMA, 30 Year, FHA/VA,
12		6.000%, 09/01/33	13
16		6.500%, 03/01/29	19
4		8.500%, 02/01/30	3
1		9.500%, 12/01/18	1
		FNMA, 30 Year, Single Family,
38		4.500%, 08/01/33	41
569		5.000%, 07/01/33 - 08/01/40	630
64		5.500%, 12/01/33	73
268		6.000%, 12/01/32 - 09/01/37	306
23		6.500%, 08/01/31	27
3		7.000%, 09/01/27 - 08/01/32	4
6		7.500%, 11/01/22 - 10/01/24	7
245		8.000%, 03/01/21 - 11/01/32	293
4		8.500%, 07/01/24 - 05/01/25	4
1		10.000%, 02/01/24	1
		FNMA, Other,
954		2.220%, 12/01/22	961
478		2.240%, 12/01/22	481
633		2.395%, 01/01/22	641
1,000		2.790%, 05/01/27	1,004
1,000		3.030%, 04/01/27	1,023
1,500		3.100%, 09/01/25	1,546
1,000		3.240%, 12/01/26	1,039
1,000		3.290%, 08/01/26	1,043
500		3.340%, 02/01/27	529
483		3.760%, 10/01/23	519
613		4.000%, 07/01/42	653
330		4.264%, 06/01/21	353
754		4.300%, 04/01/21	813
476		4.390%, 05/01/21	515
33		5.500%, 04/01/38	36
51		6.000%, 03/01/37	55
		GNMA I, 30 Year, Single Family,
187		6.000%, 11/15/28 - 12/15/38	214
179		6.500%, 01/15/24 - 12/15/35	205
173		7.000%, 08/15/23 - 06/15/35	197
13		7.500%, 11/15/22 - 09/15/28	14
2		8.000%, 08/15/28	2
–	(h)	8.500%, 11/15/17	—	(h)
3		9.000%, 02/15/20 - 11/15/24	3
28		9.500%, 09/15/18 - 12/15/25	30
		GNMA II, 30 Year, Single Family,
151		6.000%, 03/20/28 - 09/20/38	170
8		7.500%, 02/20/28 - 09/20/28	9
21		8.000%, 12/20/25 - 08/20/28	24
12		8.500%, 03/20/25 - 05/20/25	13
506		GNMA II, Other, 3.500%, 11/20/33	531

		Total Mortgage-Backed Securities (Cost $20,317)	20,939

U.S. Government Agency Securities — 1.5%
1,440		Financing Corp. STRIPS, 1.577%, 05/11/18 (n)	1,422
20		FNMA, 1.765%, 10/09/19	19
		Resolution Funding Corp. STRIPS,
330		1.231%, 01/15/21 (n)	309
230		1.577%, 10/15/19 (n)	222
250		1.729%, 07/15/20 (n)	237
80		2.187%, 10/15/25 (n)	65
90		2.872%, 01/15/26 (n)	72
333		Tennessee Valley Authority STRIPS, 4.439%, 05/01/19	323

		Total U.S. Government Agency Securities (Cost $2,662)	2,669

U.S. Treasury Obligations — 23.7%
516		U.S. Treasury Bond, 6.000%, 02/15/26	674
		U.S. Treasury Note,
5,000		1.375%, 08/31/20	4,979
4,000		1.375%, 01/31/21	3,969
3,000		1.875%, 10/31/17	3,010
3,000		1.875%, 01/31/22	3,018
9,000		2.000%, 08/15/25	8,904
3,000		3.500%, 02/15/18	3,048
		U.S. Treasury STRIPS,
3,825		2.111%, 08/15/23 (n)	3,375
200		2.113%, 05/15/24 (n)	173
2,150		2.199%, 11/15/23 (n)	1,885
200		2.232%, 05/15/26 (n)	163
10		2.361%, 05/15/28 (n)	8
3,000		2.381%, 02/15/24 (n)	2,610
750		2.526%, 05/15/23 (n)	666
300		2.592%, 02/15/27 (n)	238

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,300	2.661%, 11/15/22 (n)	1,168
2,400	2.681%, 02/15/22 (n)	2,202
200	2.745%, 05/15/25 (n)	168
53	2.927%, 02/15/28 (n)	41
200	3.090%, 08/15/28 (n)	152
47	3.346%, 08/15/26 (n)	38
300	3.413%, 11/15/26 (n)	240
140	3.662%, 11/15/27 (n)	109
100	3.689%, 08/15/27 (n)	78
1,525	3.718%, 11/15/21 (n)	1,409

	Total U.S. Treasury Obligations (Cost $42,414)	42,325

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,743	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $1,743)	1,743

	Total Investments — 100.2% (Cost $175,239)	178,853
	Liabilities in Excess of Other Assets — (0.2)%	(373)

	NET ASSETS — 100.0%	$178,480

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,416
Aggregate gross unrealized depreciation	(802)

Net unrealized appreciation/depreciation	$3,614

Federal income tax cost of investments	$175,239

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$18,233	$6,771	$25,004
Collateralized Mortgage Obligations
Collateralized Mortgage Obligations	—	41,304	718	42,022
Commercial Mortgage-Backed Securities	—	6,408	599	7,007
Corporate Bonds
Consumer Discretionary	—	1,882	—	1,882
Consumer Staples	—	1,324	—	1,324
Energy	—	4,834	—	4,834
Financials	—	14,489	—	14,489
Health Care	—	2,322	—	2,322
Industrials	—	2,235	—	2,235
Information Technology	—	862	—	862
Materials	—	1,602	—	1,602
Real Estate	—	1,715	—	1,715
Telecommunication Services	—	2,117	—	2,117
Utilities	—	2,718	—	2,718

Total Corporate Bonds	—	36,100	—	36,100

Foreign Government Securities	—	1,044	—	1,044
Mortgage-Backed Securities	—	20,939	—	20,939
U.S. Government Agency Securities	—	2,669	—	2,669
U.S. Treasury Obligations	—	42,325	—	42,325
Short-Term Investment
Investment Company	1,743	—	—	1,743

Total Investments in Securities	$$1,743	$$169,022	$$8,088	$$178,853

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2017.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$7,994	$2	$30	$—	(a)	$—	$(1,902)	$996	$(349)	$6,771
Collateralized Mortgage Obligations	764	2	10	—	(a)	—	(58)	—	—	718
Commercial Mortgage-Backed Securities	594	—	5	—	(a)	—	—	—	—	599

	$9,352	$4	$45	$—	(a)	$—	$(1,960)	$996	$(349)	$8,088

(1)	Purchases include all purchases of securities and securities received in corporate actions.

(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $500.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $46,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,725	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.59%)
			Constant Default Rate	0.00% - 30.00% (3.33%)
			Yield (Discount Rate of Cash Flows)	1.88% - 7.04% (3.30%)
	48	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	3,773

	705	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 28.08% (11.20%)
			Constant Default Rate	0.00% - 7.31% (1.36%)
			Yield (Discount Rate of Cash Flows)	0.74% - 190.64% (4.13%)

Collateralized Mortgage Obligations	705

	198	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	2.35% - 7.50% (6.06%)

Commercial Mortgage-Backed Securities	198

Total	$4,676

# The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2017, the value of these securities was approximately $3,412,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017